PROSPECTUS

May 31, 2020

ANGEL OAK STRATEGIC CREDIT FUND
CLASS U SHARES (ASCUX)
OF BENEFICIAL INTEREST

The Angel Oak Strategic Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

Investment Objective. The Fund seeks total return.

Interval Fund. The Fund operates as an “interval fund” (defined below) pursuant to which it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding common shares of beneficial interest (“Shares”) at net asset value (“NAV”). The Fund will not be required to repurchase Shares at a shareholder’s option nor will Shares be exchangeable for units, interests or shares of any investment of the Fund. In connection with each repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to shareholders, investors should consider the Shares to be illiquid.

Principal Investment Strategies. In pursuing its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments.  These credit-related instruments may consist of a broad range of instruments across liquid and illiquid asset classes, including: corporate debt, with a focus on subordinated debt and senior debt of banks and diversified financials companies; agency and non-agency residential mortgage-backed securities (“RMBS”); commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”); asset-backed securities (“ABS”); residential loans and mortgages; and municipal securities.  The Fund may invest without limit in below investment grade fixed income instruments, which are commonly referred to as “junk” or “high-yield” instruments and are regarded as speculative with respect to the issuer’s ability to pay interest and repay principal.  The fixed income instruments in which the Fund invests may include those of issuers from  the United States and other countries.  The Fund may also invest in preferred securities.  The Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of investment)) in RMBS (agency and non-agency) and CMBS.  For purposes of the Fund’s 80% investment policy, the Fund may also invest in derivative instruments that are linked to, or provide investment exposure to, credit instruments.

Unlisted Closed-End Fund. An investment in the Fund is subject to, among others, the following risks:

•	There is not expected to be any secondary trading market in the Shares.
•	Unlike an investor in most closed-end funds, Shareholders should not expect to be able to sell their Shares regardless of how the Fund performs. An investment in the Fund is considered illiquid.
•	An investor may pay a sales charge of up to 1.50% for the Shares.
•
Unlike most closed-end funds, the Shares are not listed on any securities exchange. The Fund intends to provide liquidity through quarterly offers to repurchase a limited amount of the Fund’s Shares (at least 5%).

•	There is no assurance that monthly distributions paid by the Fund will be maintained at a certain level or that dividends will be paid at all.
•
The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Shareholders through distributions will be distributed after payment of fees and expenses.

•
A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Investing in Shares involves a high degree of risk. See “Types of Investments and Related Risks” beginning on page 22 of this Prospectus.

	Per Class U Share(1)	Total(1)
Public Offering Price	Current NAV, plus sales charge	Up to $250,000,000
Sales Charge (Load)(1)	Up to 1.50%	N/A
Proceeds to the Fund (before Expenses)(2)	$ Amount invested at current NAV	Up to $250,000,000
______________________

(1)
Class U shares of the Fund are only available to clients of financial intermediaries with which the Fund has a selling agreement to distribute Class U shares that are “accredited investors,” as the term is defined in Regulation D under the Securities Act of 1933 (the “1933 Act”). The minimum initial investment for Class U shares of the Fund is $50,000. The minimum may be waived for certain investors. Class U shares of the Fund are subject to an initial sales charge of up to 1.50%. The table assumes the maximum sales charge is charged.

(2)
Assumes all Shares currently registered are sold in the continuous offering. The Adviser will also bear certain ongoing offering costs associated with the Fund’s continuous offering of Shares. See “Fund Expenses.”

Investment Adviser. The investment adviser to the Fund is Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”), an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio.

Securities Offered. The Fund is offering on a continuous basis up to 10,000,000 Shares, including Class U shares. Class U shares are offered by this prospectus. The Fund offers Class A shares and Institutional Class shares through another prospectus, which you should read prior to investing in one of those share classes. Class U shares are subject to an initial sales charge of up to 1.50%. The minimum initial investment for Class U shares of the Fund is $50,000, while subsequent investments may be made in any amount. The Fund reserves the right to waive the investment minimum. Shares are being offered through Quasar Distributors, LLC (the “Distributor”) at an offering price equal to the Fund’s then current NAV per Share (plus any applicable sales charge).

This Prospectus concisely provides the information that a prospective investor should know about the Fund before investing. Investors are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information, dated May 31, 2020 (the “Statement of Additional Information”), has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus. The Statement of Additional Information and the Fund’s annual and semi-annual reports and other information filed with the SEC, can be obtained upon request and without charge by writing to the Fund at c/o U.S. Bank Global Fund Services at P.O. Box 701, Milwaukee, WI 53201-0701, by calling (855) 751-4324 or by visiting the Fund’s website at www.angeloakcapital.com. The table of contents of the Statement of Additional Information appears on page 76 of this Prospectus. Investors may request the Statement of Additional Information, annual and semi-annual reports, and other information about the Fund or make Shareholder inquiries by calling (855) 751-4324 or by visiting www.angeloakcapital.com. In addition, the contact information provided above may be used to request additional information about the Fund and to make Shareholder inquiries. The Statement of Additional Information, other material incorporated by reference into this Prospectus and other information about the Fund is also available on the SEC’s website at http://www.sec.gov. The address of the SEC’s website is provided solely for the information of prospective investors and is not intended to be an active link.

Shares are not deposits or obligations of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and Shares are not insured by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System or any other government agency.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as your broker-dealer or bank) or, if you are a direct investor, by calling (855) 751-4324.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (855) 751-4324 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

TABLE OF CONTENTS

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SUMMARY OF TERMS

This is only a summary and does not contain all of the information that a prospective investor should consider before investing in the Fund. Before investing, a prospective investor in the Fund should carefully read the more detailed information appearing elsewhere in this Prospectus and the Statement of Additional Information.

THE FUND	The Fund is a Delaware statutory trust that is registered under the 1940 Act as a diversified, closed-end management investment company. The Fund is operated as an “interval fund” (as defined below).

THE ADVISER	Angel Oak serves as the Fund’s investment adviser. Angel Oak is registered as an investment adviser with the SEC under the Advisers Act.

INVESTMENT OBJECTIVE	The Fund seeks total return.

INVESTMENT OPPORTUNITIES AND STRATEGIES
In pursuing its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments.  These credit-related instruments may consist of a broad range of instruments across liquid and illiquid asset classes, including: corporate debt, with a focus on subordinated debt and senior debt of banks and diversified financials companies; agency and non-agency residential mortgage-backed securities (“RMBS”); commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”); asset-backed securities (“ABS”); residential loans and mortgages; and municipal securities.  The Fund may invest without limit in below investment grade fixed income instruments, which are commonly referred to as “junk” or “high-yield” instruments and are regarded as speculative with respect to the issuer’s ability to pay interest and repay principal.  The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries.  The Fund may also invest in preferred securities.  The Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of investment)) in RMBS (agency and non-agency) and CMBS.  The Fund’s policy to concentrate its investments in RMBS and CMBS is fundamental and may not be changed without shareholder approval.  For purposes of the Fund’s 80% investment policy, the Fund may also invest in derivative instruments that are linked to, or provide investment exposure to, credit instruments. Such derivative instruments will be valued on a mark-to-market basis. The Fund’s 80% investment policy is not fundamental and may be changed without shareholder approval. The Fund will provide shareholders with 60 days’ notice of any change in its 80% investment policy.

The Fund does not have a policy to target a particular average maturity or duration and may invest in fixed income securities of any maturity or duration. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

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In managing the Fund’s portfolio, the Adviser uses a relative value analysis, and sector allocation is conducted across all fixed income asset classes. The Fund’s asset allocation is not static and is expected to change over time. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. This top-down approach incorporates analysis of interest rates, global economic expectations, and fixed income valuation.

PORTFOLIO COMPOSITION
The Fund’s portfolio will consist primarily of:

Subordinated Debt, Senior Debt and Preferred Securities of Banks and Diversified Financials Companies.  Subordinated debt securities, sometimes also called “junior debt” or “sub-debt,” are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock, and common stock issued by the bank. To a lesser extent, the Fund may also invest in similar securities of other U.S. and non-U.S. financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance companies, brokerage and advisory firms, insurance companies and financial holding companies. Many subordinated debt securities may be unrated and some may be considered high-yield securities or “junk bonds.” See “High Yield Securities.”  Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities, as well as issuer-specific and market risks applicable generally to equity securities. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.

Subordinated debt securities and Structured Products (defined below) collateralized by such securities typically have floating or variable interest rates based on the London Inter-bank Offered Rate (“LIBOR”), or may have a fixed coupon for a period of years and then convert to a floating rate, and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. See “Risks—LIBOR Risk.”

Residential Mortgage-Backed Securities.  RMBS are fixed income instruments that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property.  The Fund may purchase, without limitation, RMBS that may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade, unrated or in default.  The Fund acquires RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks.  The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans.  The investment characteristics of RMBS differ from traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying residential mortgage loans or other assets generally may be prepaid at any time.

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Commercial Mortgage-Backed Securities.  CMBS are fixed income instruments that are secured by mortgage loans on commercial real property.  CMBS typically take the form of multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They generally are structured to provide protection to investors in senior tranches against potential losses on the underlying mortgage loans. Such protection generally is provided by causing holders of subordinated classes of securities (“Subordinated CMBS”) to take the first loss in the event of defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization. The Fund may invest in CMBS of any credit quality, including, without limitation, Subordinated CMBS, CMBS that are rated below investment grade or are unrated and CMBS that are in default.

High Yield Securities.  The Fund may invest in below investment grade bonds of corporate issuers. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality. There is no minimum credit quality for securities in which the Fund may invest.  The Fund will not acquire defaulted bonds of corporate issuers but may hold such securities in the event that a corporate issuer defaults.

Structured Products.  The Fund may invest in CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations (“Structured Products”). The risks of an investment in a Structured Product depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, Structured Products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund will, at times, invest in Structured Products that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results. The most subordinate tranche of a Structured Product has the highest risk of default and losses to the Fund.

Derivatives.  Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives to gain or adjust exposure to markets, sectors, securities and currencies and to manage exposure to risks relating to creditworthiness, interest rate spreads, volatility and changes in yield curves. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions, including currency options and forward currency contracts, to hedge non-U.S. Dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

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International Securities. The Fund may invest in the debt securities of non-U.S. issuers, including direct investments in companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets.  The Fund is not limited in the amount of assets it may invest in such international securities.

Residential Loans and Mortgages.  The Fund may acquire residential loans and mortgages (including through participations, assignments and whole loans) from third-party mortgage originators.  The Fund may purchase residential loans and mortgages from a variety of geographical locations, such loans and mortgages may be of any credit quality, including, without limitation, instruments that are rated below investment grade or are unrated and instruments that are in default.

Municipal Securities.  Municipal securities are types of debt obligations, which may have a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities include, among other instruments, general obligation bonds, revenue bonds, municipal leases, certificates of participation, private activity bonds, and moral obligation bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may purchase municipal securities of any credit quality, including, without limitation, municipal securities that are rated below investment grade or are unrated and municipal securities that are in default.

LEVERAGE
The Fund may use leverage to the extent permitted by the 1940 Act.  The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage generated by reverse repurchase agreements, dollar rolls or similar transactions in an aggregate amount up to 33 1/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. Since the Management Fee (as defined below) is calculated based on the Fund’s average daily net assets, any leverage employed by the Fund will be offset by a corresponding liability in the calculation of the Management Fee.  Accordingly, to the extent the Fund employs leverage, the Adviser will not be paid on Fund assets attributable to leverage. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be.  There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does utilize leverage, what percentage of its assets such leverage will represent. See “Investment Objective and Strategies—Leverage.”

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MANAGEMENT FEE
Pursuant to the investment advisory agreement, dated as of November 9, 2017 (the “Investment Advisory Agreement”), by and between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee (the “Management Fee”) equal to 1.25% of the Fund’s average daily net assets.  A discussion of the factors that the Board of Trustees (“Board”) considered in approving the Fund’s advisory agreement is available in the Fund’s annual report for the fiscal period ended January 31, 2020.

ADMINISTRATOR, TRANSFER AGENT, FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator, fund accountant and transfer agent to the Fund.

Pursuant to the Fund’s agreements with Fund Services, Fund Services will receive fees from the Fund for services performed as administrator, transfer agent and fund accountant. Fund Services expects to receive a fee based on the average daily net assets of the Fund, subject to an annual minimum amount.

INVESTING THROUGH AN INTERMEDIARY
If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent (the “Transfer Agent”) or other service providers if the Shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

DISTRIBUTIONS
The Fund intends to distribute to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. See “Distributions.”

The Board reserves the right to change the distribution policy from time to time.

DIVIDEND REINVESTMENT PLAN
Unless a shareholder indicates another option on the account application, any dividends and capital gain distributions paid to the shareholder by the Fund automatically will be invested in additional Shares. Alternatively, a shareholder may choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Shares; (2) reinvest dividends in additional Shares and receive capital gains in cash; or (3) receive all distributions in cash. Dividends are taxable whether reinvested in additional Shares or received in cash.

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BOARD OF TRUSTEES	The Board has overall responsibility for monitoring and overseeing the Fund’s management and operations. A majority of the Trustees are Independent Trustees. See “Management of the Fund.”

PURCHASES OF SHARES
The Fund’s Shares are offered on a daily basis. Please see “Plan of Distribution” on page 67 for purchase instructions and additional information.

The minimum initial investment for Class U shares of the Fund is $50,000; subsequent investments may be made in any amount. The Fund reserves the right to waive the investment minimum. See “Distributions—Dividend Reinvestment Plan.”

CONVERSION OF SHARES
It is expected that Class U shares of the Fund will automatically be converted to Class A shares of the Fund on October 31, 2021. Class A shares of the Fund received as a result of a conversion from Class U shares of the Fund will not be subject to a contingent deferred sales charge (“CDSC”) upon repurchase by the Fund.  It is currently expected that the Fund will cease offering Class U shares on May 31, 2021. See “How to Buy Shares—Automatic Conversion to Class A Shares” on page 70 for additional information.

SHARE REPURCHASE PROGRAM
The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s Shares.

The Fund is an “interval fund,” which is designed to provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with relevant regulatory requirements (as discussed below). If Shareholders tender for repurchase more than the amount of Shares that the Fund has offered to repurchase (the “Repurchase Offer Amount”) for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2.00% of the outstanding Shares. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares, the Fund will repurchase Shares on a pro rata basis.  However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum allowable amount of 5% of its outstanding Shares.

Quarterly repurchases will occur in the months of March, June, September and December. The Fund’s offer to purchase Shares is a fundamental policy that may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notifications of each quarterly repurchase offer (the “Repurchase Offer Notice”) will be sent to Shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”), which is ordinarily on the third Friday of the month in which the repurchase occurs. The NAV will be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”), although the NAV is expected to be determined as of the close of business on the Repurchase Request Deadline if doing so is not likely to result in significant dilution of the prices of the shares. The Fund expects to distribute payment to Shareholders between one and three business days after the Repurchase Pricing Date and will distribute such payment no later than seven calendar days after such Date. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks. See “Types of Investments and Related Risks—Repurchase Offers Risks.”

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PLAN OF DISTRIBUTION
Quasar Distributors, LLC, (the “Distributor” or “Quasar”), 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Fund’s principal underwriter and acts as the Distributor of the Fund’s Shares on a best efforts basis, subject to various conditions. The Fund’s Shares are offered for sale through the Distributor at NAV plus any applicable sales charge. The Distributor also may enter into broker-dealer selling agreements with other broker dealers for the sale and distribution of the Fund’s Shares.

The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use it best efforts to solicit orders for the sale of the Shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market maker in Fund Shares.

ERISA PLANS AND OTHER TAX-EXEMPT ENTITIES
Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-exempt entities, including employee benefit plans, individual retirement accounts (“IRAs”), 401(k) plans and Keogh plans, may purchase Shares. Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of the ERISA plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. Thus, neither the Fund nor the Adviser will be a fiduciary within the meaning of ERISA with respect to the assets of any ERISA plan that becomes a Shareholder, solely as a result of the ERISA plan’s investment in the Fund. See “ERISA Considerations.”

UNLISTED CLOSED-END INTERVAL FUND STRUCTURE
The Fund has been organized as a continuously offered, diversified closed-end management investment company. Closed-end funds differ from open-end funds (commonly known as mutual funds) in that closed-end funds shareholders do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not anticipate any secondary market to develop for the Shares in the foreseeable future. Accordingly, an investment in the Fund, unlike an investment in a typical closed-end fund, should not be considered to be a liquid investment. In order to provide some liquidity to shareholders, the Fund is structured as an “interval fund” and will conduct quarterly repurchase offers for a limited amount of the Fund’s Shares (at least 5%).

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The Fund believes that an unlisted closed-end structure is most appropriate in light of the long-term nature of the Fund’s strategy and the characteristics of its portfolio. This is because, among other things, certain features of open-end funds (such as daily redemptions, which can necessitate the premature sale of investments) could diminish the Fund’s ability to execute its investment strategy. Accordingly, an unlisted closed-end structure helps the Fund achieve its investment objective. The Fund’s NAV per Share may be volatile. As the Shares are not traded, investors will not be able to dispose of their investment in the Fund no matter how poorly the Fund performs.

VALUATIONS
The price you pay for your Shares is based on the Fund’s NAV. The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of Shares outstanding. Requests to purchase Shares are processed at the NAV next calculated after the Fund receives your order in proper form. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day.

In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase the Fund’s shares.

In calculating the Fund's NAV, portfolio investments for which market quotations are readily available are valued at market value, which is ordinarily determined based on official closing prices or the last reported sale prices of an instrument. Where no such closing price or sale price is reported, market value is determined based on quotes obtained from market makers or prices supplied by one or more third-party pricing source (“Pricing Services”), which may include evaluated prices. The types of investments in which the Fund typically invests are generally valued on the basis of evaluated prices provided by Pricing Services. Such prices may be based on a number of factors, including, among other things, information obtained from market makers and estimates based on recent market prices for investments with similar characteristics. If market or evaluated prices are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the applicable NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board. For example, the Fund may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board, the Fund (with the assistance of its Pricing Services and other service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. In this regard, the Adviser, pursuant to the terms of the investment advisory agreement with the Fund, has agreed to provide the Fund’s pricing information that the Adviser reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and the Fund’s valuation procedures. The Fund’s fair value guidelines include the consideration of pricing information from one or more Pricing Services, which information is monitored by the Adviser daily. The Board oversees the Adviser’s implementation of the fair value guidelines established by the Board.

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Notwithstanding the foregoing, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate. The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) continually monitor and evaluate the appropriateness of their fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent the Fund invests in mutual funds, the Fund’s NAV is calculated based, in part, upon the NAVs of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their NAVs.

Because the Fund relies on various sources to calculate its NAVs, the Fund is subject to certain operational risks associated with reliance on the Pricing Services and other service providers and data sources. The Fund’s NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

SUMMARY OF TAXATION
The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund generally will not be subject to corporate-level U.S. federal income taxes on any net ordinary income or capital gains that is currently distributed as dividends for U.S. federal income tax purposes to Shareholders, as applicable. To qualify and maintain its qualification as a RIC for U.S. federal income tax purposes, the Fund is required to meet certain specified source-of-income and asset diversification requirements, and is required to distribute dividends for U.S. federal income tax purposes of an amount at least equal to 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses each tax year to Shareholders, as applicable. See “Distributions” and “Tax Aspects.”

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FISCAL YEAR	For accounting purposes, the Fund’s fiscal year is the 12-month period ending on January 31.

REPORTS TO SHAREHOLDERS
As soon as practicable after the end of each calendar year, a statement on Form 1099-DIV identifying the sources of the distributions paid by the Fund to Shareholders for tax purposes will be furnished to Shareholders subject to Internal Revenue Service (“IRS”) reporting. In addition, the Fund will prepare and transmit to Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

RISK FACTORS
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For a more complete discussion of the risks of investing in the Fund, see “Types of Investments and Related Risks.” Shareholders should consider carefully the following principal risks before investing in the Fund.

• Repurchase Offer Risk. Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment;

• General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, a worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, may continue to have a significant negative impact on the performance of the Fund’s investments, increase volatility, and exacerbate other pre-existing political, social and economic risks. The full impact of this COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown;

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• Distributions. The Fund’s distributions may include a return of capital, thus reducing a shareholder’s cost basis in his or her Fund shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A shareholder who receives a capital distribution may be subject to tax even though the shareholder has experienced a net loss on his or her investment in the Fund. Any capital returned to shareholders through distributions will be distributed after the payment of fees and expenses. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to Shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit;

• High-Yield Securities. The below investment grade instruments in which the Fund invests (also known as “junk bonds”) have predominantly speculative characteristics and may be particularly susceptible to economic downturns, which could cause losses;

• Leverage. The Fund may use leverage, which will cause the Fund’s NAV to be more volatile than it would otherwise be, may cause the Fund to experience losses if earnings on the investments made with borrowed money do not cover the costs of borrowing and may increase the risk of investing with the Fund;

• Concentration in Certain Mortgage-Backed Securities. The risks of concentrating in RMBS (agency and non-agency) and CMBS include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.

• Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations;

• Residential Loans and Mortgages Risk. In addition to interest rate, default and other risks of fixed income securities, investments in whole loans and debt instruments backed by residential loans or mortgages (or pools of loans or mortgages) carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time. These risks are greater for subprime residential and mortgage loans. Because they do not trade in a liquid market, residential loans can typically only be sold to a limited universe of institutional investors and may be difficult for the Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property;

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• Valuation Risk. The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange. Accordingly, there is a risk that the determination of the fair value of a security or instrument will not approximate the price at which the Fund could sell the security or instrument at the time of the fair valuation;

• Illiquidity Risk. It is expected that most of the securities and instruments held by the Fund will not trade on an exchange. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The Fund may be forced to sell securities at inopportune prices to meet shareholder repurchase requests;

• Non-Fundamental Policies Risk. The Fund’s non-fundamental policies (including its policy to invest under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments) may be changed by a vote of the Board without the approval of shareholders. In the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner;

• Derivatives Risk. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund;

• International Securities Risk. International securities may be traded in undeveloped, inefficient and less liquid markets and may experience greater price volatility and changes in value;

• Foreign Currency Risk. Changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments;

• Regulatory and Legal Risk. Legal and regulatory changes, including those implemented in connection with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), could occur, which may materially adversely affect the Fund;

• New Fund Risk. The Fund is a newly organized, diversified, closed-end investment company with limited operating history. As a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term.  In addition, prospective investors have a limited track record and history on which to base their investment decisions. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective;

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• Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates. In response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. As a result, interest rates in the United States and many parts of the world are currently near recent historically low levels. These levels of interest rates may magnify the risks associated with changing interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility, and may adversely affect the Fund’s performance. Any such change in interest rates may be sudden and significant, with unpredictable effects on the financial markets and the Fund's investments;

• Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities;

• Prepayment Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decrease in interest rates. Under these circumstances, the Fund will forgo future interest income on the portion of the security’s principal repaid early and the Fund may be forced to reinvest the proceeds in securities with lower prevailing interest rates;

• Management Risk. The Fund’s financial condition and results of operations could be negatively affected if a significant investment fails to perform as expected;

• Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; identify a limited investment opportunity that may be suitable for more than one client; and acquire material non-public information or otherwise be restricted from trading in certain potential investments;

• Risk Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status;

• Structured Products Risk. The Fund may invest in Structured Products. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon, and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR;

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• LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR.  In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR may affect the value, liquidity or return on certain Fund investments that reference LIBOR without including fallback provisions and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

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SUMMARY OF FEES AND EXPENSES

The following table illustrates the fees and expenses that you may pay if you buy and hold Class U shares of the Fund. More information about sales charges is in the section “Sales Charges—Class U Shares” on pages 68-69 of the Prospectus.

SHAREHOLDER TRANSACTION EXPENSES	Class U
Maximum Sales Charge (Load) Imposed on Purchases	1.50%(1)
Maximum Contingent Deferred Sales Charge (Load)	None
ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares (i.e., common shares))
Management Fee	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	4.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	5.70%
Less Fee Waiver/Expense Reimbursement(3)	(4.69%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.01%

(1)	The maximum sales charge is 1.50% of the amount invested.

(2)	Other Expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

(3)
The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.75% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2021. The contractual arrangement may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above. The expenses below reflect the Expense Limit for the first year only.

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class U	$25	$141	$255	$534

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fee.”

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance. This information has been derived from the Fund’s financial statements, which have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report, along with this information and additional Fund performance and portfolio information, appears in the Fund’s Annual Report dated January 31, 2020. To request the Fund’s Annual Report, please call 855-751-4324.

The table below sets forth financial data for Institutional Class shares throughout the periods presented. The results are for a share class of the Fund that is not offered in the prospectus. Class U shares would have had substantially similar results because the shares are invested in the same portfolio of securities, and the results would differ only to the extent that the classes do not have the same expenses. No financial highlights are shown for Class U shares of the Fund because Class U shares of the Fund were not yet operational as of January 31, 2020. In the future, financial highlights for Class U shares will be presented in this section of the prospectus.

Angel Oak Strategic Credit Fund
Financial Highlights – Institutional Class
(For a share outstanding during each period)

	For the Year Ended	For the Year Ended	For the Period Ended
	January 31, 2020	January 31, 2019	January 31, 2018 (a)
Selected Per Share Data:
Net asset value, beginning of period	$24.49	$25.23	$25.00

Income from investment operations:
Net investment income (loss)	1.69	1.76	0.14
Net realized and unrealized gain (loss) on
investments (b)	0.22	(0.60)	0.14
Total from investment operations	1.91	1.16	0.28
Less distributions to shareholders:
From net investment income	(1.67)	(1.85)	(0.05)
From net realized gain	–	(0.05)	–
Total distributions	(1.67)	(1.90)	(0.05)

Net asset value, end of period	$24.73	$24.49	$25.23
Total return (c)	8.01%	4.72%	1.10%

Ratios and Supplemental Data:
Net assets, end of period (000's omitted)	$12,347	$6,982	$2,791
Ratio of expenses to average net assets after waiver
and reimbursement (d)(e)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net
assets before waiver and reimbursement (e)	2.25%	0.42%	(16.03%)
Ratio of net investment income (loss) to average net
assets after waiver and reimbursement (e)	6.94%	7.63%	5.85%
Portfolio turnover rate (c)	72.92%	63.83%	69.68%

(a) Fund commenced operations on December 26, 2017.
(b) Realized and unrealized gains and loses per share may
capture balancing adjustments necessary to reconcile to the
change in net asset value for the period and may reconcile
with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(c) Not annualized for periods less than one year.
(d) Ratio of expenses to average net assets before
waiver and reimbursement (e)	5.44%	7.96%	22.63%
(e) Annualized for periods less than one year.

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THE FUND

The Fund is a diversified, closed-end management investment company that is registered under the 1940 Act. The Fund is structured as an “interval fund” and continuously offers its Shares. The Fund was organized as a Delaware statutory trust on August 18, 2017 and has limited operating history. The principal office of the Fund is located at 3344 Peachtree Rd. NE, Suite 1725, Atlanta, Georgia 30326, and its telephone number is (855) 751-4324.

THE ADVISER

Angel Oak, 3344 Peachtree Rd. NE, Suite 1725, Atlanta, Georgia 30326, an investment adviser registered with the SEC under the Advisers Act, serves as the investment adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser was formed in 2009 and provides advisory services to high net worth individuals and institutions. As of March 31, 2020, the Adviser had assets under management of approximately $8.6 billion. The Adviser is controlled by the Managing Partners, Michael A. Fierman and Sreeniwas V. Prabhu.

USE OF PROCEEDS

The proceeds from the sale of Shares are invested by the Fund to pursue its investment program and strategies. The Fund currently intends to fully invest substantially all of the net proceeds of its continuous offering in accordance with its investment objectives and policies within three months after receipt thereof. However, certain investments may be delayed up to an additional three months if suitable investments are unavailable at the time or for other reasons, such as market volatility and lack of liquidity in the markets of suitable investments.

There can be no assurance that the Fund will be able to sell all the Shares it is offering. If the Fund sells only a portion of the Shares it is offering, the Fund may be unable to achieve its investment objective.

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund seeks total return.

Investment Opportunities and Strategies

In pursuing its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments.  These credit-related instruments may consist of a broad range of instruments across liquid and illiquid asset classes, including: corporate debt, with a focus on subordinated debt and senior debt of banks and diversified financials companies; agency and non-agency residential mortgage-backed securities (“RMBS”); commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”); asset-backed securities (“ABS”); residential loans and mortgages; and municipal securities.  The Fund may invest without limit in below investment grade fixed income instruments, which are commonly referred to as “junk” or “high-yield” instruments and are regarded as speculative with respect to the issuer’s ability to pay interest and repay principal.  The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund may also invest in preferred securities. The Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of investment)) in RMBS (agency and non-agency) and CMBS. The Fund’s policy to concentrate its investments in RMBS and CMBS is fundamental and may not be changed without shareholder approval. For purposes of the Fund’s 80% investment policy, the Fund may also invest in derivative instruments that are linked to, or provide investment exposure to, credit instruments. Such derivative instruments will be valued on a mark-to-market basis. The Fund’s 80% investment policy is not fundamental and may be changed by the Board without shareholder approval. The Fund will provide shareholders with 60 days’ notice of any change in its 80% investment policy.

The Fund does not have a policy to target a particular average maturity or duration and may invest in fixed income securities of any maturity or duration. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

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In managing the Fund’s portfolio, the Adviser uses a relative value analysis, and sector allocation is conducted across all fixed income asset classes.  The Fund’s asset allocation is not static and is expected to change over time.  The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. This top-down approach incorporates analysis of interest rates, global economic expectations, and fixed income valuation.

Portfolio Composition

The Fund’s portfolio will consist primarily of:

Subordinated Debt, Senior Debt and Preferred Securities of Banks and Diversified Financials Companies.  Subordinated debt securities, sometimes also called “junior debt,” are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock, and common stock issued by the bank. To a lesser extent, the Fund may also invest in similar securities of other U.S. and non-U.S. financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance companies, brokerage and advisory firms, insurance companies and financial holding companies. Many subordinated debt securities may be unrated and some may be considered high-yield securities or “junk bonds.” See “High Yield Securities.” Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities, as well as issuer-specific and market risks applicable generally to equity securities.  A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.

Subordinated debt securities and Structured Products collateralized by such securities typically have floating or variable interest rates based on the London Inter-bank Offered Rate (“LIBOR”), or may have a fixed coupon for a period of years and then convert to a floating rate, and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. See “Risks—LIBOR Risk.”

Residential Mortgage-Backed Securities.  RMBS are fixed income instruments that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property.  The Fund may purchase, without limitation, RMBS that may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade, unrated or in default.  The Fund acquires RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks.  The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans.  The investment characteristics of RMBS differ from traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying residential mortgage loans or other assets generally may be prepaid at any time.

Commercial Mortgage-Backed Securities.  CMBS are fixed income instruments that are secured by mortgage loans on commercial real property.  CMBS typically take the form of multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They generally are structured to provide protection to investors in senior tranches against potential losses on the underlying mortgage loans. Such protection generally is provided by causing holders of subordinated classes of securities (“Subordinated CMBS”) to take the first loss in the event of defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization. The Fund may invest in CMBS of any credit quality, including, without limitation, Subordinated CMBS, CMBS that are rated below investment grade or are unrated and CMBS that are in default.

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High Yield Securities. The Fund may invest in below investment grade bonds of corporate issuers. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality. There is no minimum credit quality for securities in which the Fund may invest.  The Fund will not acquire defaulted bonds of corporate issuers but may hold such securities in the event that a corporate issuer defaults.

CLOs. The Fund may invest in CLOs, which are debt instruments typically backed by a pool of loans. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund will, at times, invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results. The most subordinate tranche of a CLO has the highest risk of default and losses to the Fund.

Derivatives.  Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives to gain or adjust exposure to markets, sectors, securities and currencies and to manage exposure to risks relating to creditworthiness, interest rate spreads, volatility and changes in yield curves. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions, including currency options and forward currency contracts, to hedge non-U.S. Dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

Leverage.  The Fund may use leverage to the extent permitted by the 1940 Act.  The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage generated by reverse repurchase agreements, dollar rolls or similar transactions in an aggregate amount up to 33 1/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. Since the Management Fee is calculated based on the Fund’s average daily net assets, any leverage employed by the Fund will be offset by a corresponding liability in the calculation of the Management Fee.  Accordingly, to the extent the Fund employs leverage, the Adviser will not be paid on Fund assets attributable to leverage. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities.  The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be.  There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does utilize leverage, what percentage of its assets such leverage will represent.

International Securities. The Fund may invest in the debt securities of non-U.S. issuers, including direct investments in companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets.  The Fund is not limited in the amount of assets it may invest in such international securities.

Residential Loans and Mortgages.  The Fund may acquire residential loans and mortgages (including through participations, assignments and whole loans) from third-party mortgage originators.  The Fund may purchase residential loans and mortgages from a variety of geographical locations, such loans and mortgages may be of any credit quality, including, without limitation, instruments that are rated below investment grade or are unrated and instruments that are in default.

Municipal Securities.  Municipal securities are types of debt obligations, which may have a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities include, among other instruments, general obligation bonds, revenue bonds, municipal leases, certificates of participation, private activity bonds, and moral obligation bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may purchase municipal securities of any credit quality, including, without limitation, municipal securities that are rated below investment grade or are unrated and municipal securities that are in default.

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Subsidiary.  The Fund may implement its strategy by making investments directly or through one or more wholly-owned and controlled subsidiaries formed by the Fund and organized in the United States (each, a “Subsidiary”). A Subsidiary may invest in residential and commercial real estate whole loans, participations in such loans or instruments representing the right to receive interest payments and principal due on such loans. The Subsidiary may invest in residential and commercial real estate loans of any credit rating or no credit rating, including without limit in loans that are rated below investment grade. The principal risks of investments in the Subsidiary are the same as those relating to residential loans and mortgages. See “Residential Loans and Mortgages Risk.” The allocation of the Fund’s investments, if any, in a Subsidiary will vary over time.

The Investment Process

Angel Oak’s investment strategies employ a top-down approach focused on identifying valuation dislocations within the structured fixed income markets and a bottom-up selection process for fixed income instruments. The Adviser will invest opportunistically at various levels of the capital structure of its investments based on its relative value analysis.

The Adviser analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions, all of which are tailored to the unique characteristics of each asset class. The Adviser will seek to hold a portfolio with a range of position sizes, geography, ratings, duration, structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. In constructing the Fund’s portfolio, the Adviser seeks to limit risk to principal by targeting assets that it considers undervalued.

Portfolio Construction

The Adviser does not manage the Fund’s asset allocation to track the Fund’s benchmark, but positions the portfolio from a total return perspective.  The Adviser has the capability to analyze numerous fixed income assets classes, including both traditional and non-traditional (ABS, CMBS, non-agency RMBS, CLOs, etc.). Generally, the relative value of these non-traditional asset classes will be primary drivers of security selection and sector allocation.  The Fund’s portfolio management process is continuous and ongoing, resulting in regular performance monitoring and relative-value trading. Forward-looking expectations are re-calibrated given market changes and security performance. The Fund’s portfolio is re-positioned as market conditions and global economic trends warrant. In monitoring, trading, and re-positioning the Fund’s portfolio, the Adviser’s primary focus is on credit and yield optimization.

Idea Generation

The Adviser’s portfolio managers utilize various data sources to generate investment ideas. Most of the “idea generation” and sourcing of potential alpha opportunities (both at the asset class and individual security level) is driven by internal research and analysis. In addition, portfolio managers and analysts regularly monitor market conditions, trade flows, and trade execution. Active market participation provides a strong understanding of current market trends, which leads to formation of immediate views on relative value within the structured fixed income markets, thus generating new investment ideas in real time.

Angel Oak’s investment committee meets frequently to discuss strategies in the context of current market events and their impact on the Fund, and existing approaches to each strategy are affirmed or altered based on these discussions.  The Adviser makes its asset allocation decisions based on its view of macroeconomic trends as well as by identifying opportunities in the capital markets it believes are providing the greatest relative value.  Investment opportunities are evaluated on a relative value basis while consideration is also given to liquidity. The portfolio management process involves four main disciplines that form a continuous process, consisting of: (i) strategy and target allocation; (ii) security selection; (iii) sourcing, execution and allocation; and (iv) surveillance and optimization.

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Research

The Adviser uses a combination of proprietary fundamental and quantitative research to analyze opportunities across the fixed income spectrum.  This discipline is conducted from a bottom-up perspective. The research team’s risk modeling analysis provides a granular focus on seeking to mitigate credit risk and creating a diversified portfolio.

Scenario analysis is conducted to help portfolio managers understand how an individual security would perform under a range of economic and capital market conditions. Scenario analysis is completed by applying multiple interest rate, credit, and cash flow assumptions. Once the critical factors for individual security selection have been evaluated, a recommendation is made.  The Adviser also makes use of various third-party analytical systems and uses proprietary models to confirm or eliminate results of non-proprietary models. Portfolio managers and analysts merge the outputs of these analytical models with their own views on future market and economic conditions to generate more qualified pre-purchase assumptions.

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TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund.

Principal Risks of Investing in the Fund

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Borrowing Risks and Leverage Risks. Money borrowed will be subject to interest and other costs (including commitment fees and/or the cost of maintaining minimum average balances). Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. The Fund may borrow money through a credit facility or other arrangements for investment purposes, to satisfy Shareholder repurchase requests, and to provide the Fund with liquidity. The amount the Fund may borrow is limited by the provisions of Section 18 of the 1940 Act, which requires a fund to have net asset coverage of 300% of the amount of its indebtedness, including amounts borrowed. As a result, the value of the Fund’s total indebtedness may not exceed one-third of the value of the Fund’s total assets, including the value of the any assets purchased using the proceeds of the indebtedness.

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CLO and Collateralized Debt Obligations (“CDOs”) Risks. CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CLO’s or CDO’s manager may perform poorly.

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Concentration in Certain Mortgage-Backed Securities. Concentration risk results from maintaining increased exposure to the performance of the residential and commercial mortgages held in the mortgage-backed securities in which the Fund will invest. The risk of concentrating in these types of investments is that the Fund will be more susceptible to the risks associated with mortgage-backed securities as discussed below.

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Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; identify a limited investment opportunity that may be suitable for more than one client; and acquire material non-public information or otherwise be restricted from trading in certain potential investments. While the Fund generally may not purchase Structured Products sponsored by the Adviser or its affiliates directly from the issuer thereof, the Fund may, under certain circumstances, purchase Structured Products sponsored by the Adviser or its affiliates from third parties in secondary market transactions. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder. To the extent that the Fund holds Structured Products sponsored by the Adviser or its affiliates, or holds Structured Products in which the Adviser or its affiliates also hold interests, certain conflicts of interest may arise.  The Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the structured product if no secondary market exists for the interests.

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Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Therefore, if the Fund has an average credit rating that suggests a certain credit quality, the Fund may in fact be subject to greater credit risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund.

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Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

The derivative instruments and techniques that the Fund may principally use include:

o
Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

o
Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

o
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time. In cases where the Fund is the writer, or seller, of a swap agreement, the segregated amount will be equal to the full, un-netted amount of the Fund’s contractual obligation (the “notional amount”).

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Distressed and Defaulted Investments Risk. Investments in obligations of financially distressed obligors involve substantial risks. These obligations may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. To the extent the Fund invests in mortgage loans that are in default, the Fund may not be able to repossess and sell the underlying properties in a timely manner. The resulting time delay could reduce the value of the investment in the defaulted mortgage loans. In any reorganization or liquidation proceeding relating to an obligor, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled obligor is the fact that it frequently may be difficult to obtain information as to the obligor’s true financial condition. The Adviser’s judgment about the credit quality of an obligor and the relative value and liquidity of its investments may prove to be wrong.

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Distributions Risk. The Fund’s distributions may include a return of capital, thus reducing a shareholder’s cost basis in his or her Fund Shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A shareholder who receives a capital distribution may be subject to tax even though the shareholder has experienced a net loss on his or her investment in the Fund. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit.

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Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

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Financial Sector Risk. Companies in the group of industries related to banks and diversified financials are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the group of industries related to banks and diversified financials, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the industries as a whole cannot be predicted.

Certain risks may impact the value of investments in the group of industries related to banks and diversified financials more severely than those of investments outside these industries, including the risks associated with companies that operate with substantial financial leverage. Companies in the group of industries related to banks and diversified financials may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

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Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Insurance companies are subject to extensive government regulation in some countries and can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps, or other changes in government regulation or tax law. Different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

During the financial crisis that began in 2007, the deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions failed during that time, merged with stronger institutions or had significant government infusions of capital. Instability in the financial markets caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. Those actions caused the securities of many financial companies to decline in value.

The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.

Risks specific to the bank and diversified financials group of industries also may include:

o
Asset Quality and Credit Risk.  When financial institutions loan money, commit to loan money or enter into a letter of credit or other contract with a counterparty, they incur credit risk, or the risk of losses if their borrowers do not repay their loans or their counterparties fail to perform according to the terms of their contract. The companies in which the Fund will invest offer a number of products which expose them to credit risk, including loans, leases and lending commitments, derivatives, trading account assets and assets held-for-sale. Financial institutions allow for and create loss reserves against credit risks based on an assessment of credit losses inherent in their credit exposure (including unfunded credit commitments). This process, which is critical to their financial results and condition, requires difficult, subjective and complex judgments, including forecasts of economic conditions and how these economic predictions might impair the ability of their borrowers to repay their loans. As is the case with any such assessments, there is always the chance that the financial institutions in which the Fund invests will fail to identify the proper factors or that they will fail to accurately estimate the impacts of factors that they identify. Failure to identify credit risk factors or the impact of credit factors may result in increased non-performing assets, which will result in increased loss reserve provisioning and reduction in earnings. Poor asset quality can also affect earnings through reduced interest income which can impair a bank’s ability to service debt obligations or to generate sufficient income for equity holders. Bank failure may result due to inadequate loss reserves, inadequate capital to sustain credit losses or reduced earnings due to non-performing assets. The Fund will not have control over the asset quality of the financial institutions in which the Fund will invest, and these institutions may experience substantial increases in the level of their non-performing assets which may have a material adverse impact on the Fund’s investments.

o
Capital Risk.  A bank’s capital position is extremely important to its overall financial condition and serves as a cushion against losses. U.S. banking regulators have established specific capital requirements for regulated banks. Federal banking regulators proposed amended regulatory capital regulations in response to the Dodd-Frank Act and the international capital and liquidity requirements set forth by the Basel Committee on Banking Supervision (“Basel III”) protocols which would impose even more stringent capital requirements. In the event that a regulated bank falls below certain capital adequacy standards, it may become subject to regulatory intervention including, but not limited to, being placed into a FDIC-administered receivership or conservatorship. The regulatory provisions under which the regulatory authorities act are intended to protect depositors. The deposit insurance fund and the banking system are not intended to protect stockholders or other investors in other securities issued by a bank or its holding company. The effect of inadequate capital can have a potentially adverse consequence on the institution’s financial condition, its ability to operate as a going concern and its ability to operate as a regulated financial institution and may have a material adverse impact on the Fund’s investments.

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o
Earnings Risk.  Earnings are the primary means for financial institutions to generate capital to support asset growth, to provide for loan losses and to support their ability to pay dividends to stockholders. The quantity as well as the quality of earnings can be affected by excessive or inadequately managed credit risk that may result in losses and require additions to loss reserves, or by high levels of market risk that may unduly expose an institution’s earnings to volatility in interest rates. The quality of earnings may also be diminished by undue reliance on extraordinary gains, nonrecurring events, or favorable tax effects. Future earnings may be adversely affected by an inability to forecast or control funding and operating expenses, net interest margin compression improperly executed or ill-advised business strategies, or poorly managed or uncontrolled exposure to other risks. Deficient earnings can result in inadequate capital resources to support asset growth or insufficient cash flow to meet the financial institution’s near term obligations. Under certain circumstances, this may result in the financial institution being required to suspend operations or the imposition of a cease-and-desist order by regulators which could potentially impair the Fund’s investments.

o
Management Risk.  The ability of management to identify, measure, monitor and control the risks of an institution’s activities and to ensure a financial institution’s safe, sound and efficient operation in compliance with applicable laws and regulations are critical. Depending on the nature and scope of an institution’s activities, management practices may need to address some or all of the following risks: credit, market, operating, reputation, strategic, compliance, legal, liquidity and other risks. The Fund will not have direct or indirect control over the management of the financial institutions in which the Fund will invest and the management teams and their policies may change. The inability of management to operate their financial institution in a safe, sound and efficient manner in compliance with applicable laws and regulations, or changes in management of financial institutions in which the Fund invests, may have an adverse impact on the Fund’s investment.

o
Litigation Risk. Financial institutions face significant legal risks in their businesses, and the volume of claims and amount of damages and penalties claimed in litigation and regulatory proceedings against financial institutions remain high. Substantial legal liability or significant regulatory action against the companies in which the Fund invests could have material adverse financial effects or cause significant reputational harm to these companies, which in turn could seriously harm their business prospects. Legal liability or regulatory action against the companies in which the Fund invests could have material adverse financial effects on the Fund and adversely affect the Fund’s earnings and book value.

o
Market Risk.  The financial institutions in which the Fund will invest are directly and indirectly affected by changes in market conditions. Market risk generally represents the risk that values of assets and liabilities or revenues will be adversely affected by changes in market conditions. Market risk is inherent in the financial instruments associated with the operations and activities including loans, deposits, securities, short-term borrowings, long-term debt, trading account assets and liabilities, and derivatives of the financial institutions in which the Fund will invest. Market risk includes, but is not limited to, fluctuations in interest rates, equity and futures prices, changes in the implied volatility of interest rates, equity and futures prices and price deterioration or changes in value due to changes in market perception or actual credit quality of the issuer. Accordingly, depending on the instruments or activities impacted, market risks can have wide ranging, complex adverse effects on the operations and overall financial condition of the financial institutions in which the Fund will invest as well as adverse effects on the Fund’s results from operations and overall financial condition.

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o
Monetary Policy Risk.  Monetary policies have had, and will continue to have, significant effects on the operations and results of financial institutions. There can be no assurance that a particular financial institution will not experience a material adverse effect on its net interest income in a changing interest rate environment. Factors such as the liquidity of the global financial markets, and the availability and cost of credit may significantly affect the activity levels of customers with respect to the size, number and timing of transactions. Fluctuation in interest rates, which affect the value of assets and the cost of funding liabilities, are not predictable or controllable, may vary and may impact economic activity in various regions.

o
Competition.  The group of industries related to banks and diversified financials, including the banking sector, is extremely competitive, and it is expected that the competitive pressures will increase. Merger activity in the financial services industry has resulted in and is expected to continue to result in, larger institutions with greater financial and other resources that are capable of offering a wider array of financial products and services. The group of industries related to banks and diversified financials has become considerably more concentrated as numerous financial institutions have been acquired by or merged into other institutions. The majority of financial institutions in which the Fund will invest will be relatively small with significantly fewer resources and capabilities than larger institutions; this size differential puts them at a competitive disadvantage in terms of product offering and access to capital. Technological advances and the growth of e-commerce have made it possible for non-financial institutions and non-bank financial institutions to offer products and services that have traditionally been offered by banking and other financial institutions. It is expected that the cross-industry competition and inter-industry competition will continue to intensify and may be adverse to the financial institutions in which the Fund invests.

o
Regulatory Risk.  Financial institutions, including community banks, are subject to various state and federal banking regulations that impact how they conduct business, including but not limited to how they obtain funding, their ability to operate, and the value of the Fund’s investments. Changes to these regulations could have an adverse effect on their operations and operating results and the Fund’s investments. The Fund expects to make investments in financial institutions that are subject to various state and federal regulations and oversight. Congress, state legislatures and the various bank regulatory agencies frequently introduce proposals to change the laws and regulations governing the banking industry in response to the Dodd-Frank Act, Consumer Financial Protection Bureau (the “CFPB”) rulemaking or otherwise. The likelihood and timing of any proposals or legislation and the impact they might have on the Fund’s investments in financial institutions affected by such changes cannot be determined and any such changes may be adverse to the Fund’s investments. Ownership of the stock of certain types of regulated banking institutions may subject the Fund to additional regulations. Investments in banking institutions and transactions related to the Fund’s investments may require approval from one or more regulatory authorities. If the Fund were deemed to be a bank holding company or thrift holding company, bank holding companies or thrift holding companies that invest in the Fund would be subject to certain restrictions and regulations.

•
Fixed-Income Instruments Risks. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates. A fund with a negative average portfolio duration may increase in value when interest rates rise, and generally incurs a loss when interest rates decline. If an issuer calls or redeems an instrument held by a fund during a time of declining interest rates, the Fund might need to reinvest the proceeds in an investment offering a lower yield, and therefore may not benefit from any increase in value as a result of declining interest rates.

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Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate instruments to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid carry the risk that the issuer will not be able to meet its obligations and that the subordinated investments may lose value. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by its cash flow.

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Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

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Foreign Currency Risks. Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions, depending on market conditions. The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

A forward foreign currency contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into currency forward or futures contracts. The Fund may enter into forward or futures contracts under various circumstances, including for hedging purposes.

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High-Yield Securities Risks. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

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Illiquid Securities Risks. The Fund may invest in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain fixed-income instruments are not readily marketable and may be subject to restrictions on resale. Fixed-income instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for some fixed-income instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain fixed-income securities.

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Interest Rate Risk. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value. In response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. As a result, interest rates in the United States and many parts of the world are currently near recent historically low levels. These levels of interest rates may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility, and may adversely affect the Fund's performance. A change in interest rates may be sudden and significant, with unpredictable effects on the financial markets and the Fund's investments. Should interest rates decrease, the Fund's investments in certain variable-rate and fixed-rate debt securities may be adversely affected.

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International Securities Risks. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when the Fund’s shares are not priced, NAV may change at times when the Fund’s shares cannot be sold.

Foreign banks and securities depositories at which the Fund holds its international securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Less information may be publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in non-U.S. countries may differ from U.S. accounting standards. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be more difficult to completely and accurately assess a company’s financial condition.

The volume of transactions on foreign stock exchanges is generally lower than the volume of transactions on U.S. exchanges. Therefore, the market for securities that trade on foreign stock exchanges may be less liquid and their prices may be more volatile than securities that trade on U.S. securities. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

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LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. Regulators and law-enforcement agencies from a number of governments, including entities in the United States, Japan, Canada and the United Kingdom, have conducted or are conducting civil and criminal investigations into whether the banks that contributed to the British Bankers’ Association, or the “BBA,” in connection with the calculation of daily LIBOR may have been manipulating or attempting to manipulate LIBOR. Several financial institutions have reached settlements with the Commodity Futures Trading Commission (“CFTC”), the U.S. Department of Justice Fraud Section and the United Kingdom Financial Conduct Authority in connection with investigations by such authorities into submissions made by such financial institutions to the bodies that set LIBOR and other interbank offered rates. Additional investigations remain ongoing with respect to other major banks. There can be no assurance that there will not be additional admissions or findings of rate-setting manipulation or that manipulations of LIBOR or other similar interbank offered rates will not be shown to have occurred. ICE Benchmark Administration Limited assumed the role of LIBOR administrator from the BBA on February 1, 2014. Any new administrator of LIBOR may make methodological changes to the way in which LIBOR is calculated or may alter, discontinue or suspend calculation or dissemination of LIBOR.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR may affect the value, liquidity or return on certain Fund investments that reference LIBOR without including fallback provisions and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. The effect of a phase out of LIBOR on instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate utilized for securities differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

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Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a favorable price. The capacity of traditional fixed-income market makers has not kept pace with the consistent growth in the fixed-income markets in recent years, which has led to reductions in the capacity of such market makers to engage in fixed-income trading and, as a result, dealer inventories of corporate fixed-income and floating rate instruments are at or near historic lows relative to market size. These concerns may be more pronounced in the case of high yield fixed-income and floating rate instruments than higher quality fixed-income instruments. Market makers tend to provide stability and liquidity to debt-securities markets through their intermediary services, and their reduced capacity and number could lead to diminished liquidity and increased volatility in the fixed-income markets. The Fund’s ability to sell an instrument under favorable conditions may also be negatively impacted by, among other things, the sale of the same or similar instruments by other market participants at the same time.

To the extent that there is not an established liquid market for instruments in which the Fund invests, or there is a reduced number or capacity of traditional market makers with respect to certain instruments, trading in such instruments may be relatively inactive or irregular. In addition, during periods of reduced market liquidity or market turmoil, or in the absence of readily accessible market quotations for an investment in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to that investment may be limited and the Adviser, on behalf of the Fund, may be required to perform a fair valuation of the instrument. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, there can be no assurance that the determination of an instrument’s fair value, conducted in accordance with the Fund’s valuation procedures, will in fact approximate the price at which the Fund could sell that instrument at the time of the fair valuation. The Fund relies on various sources of information to value investments and calculate net asset value. The Fund may obtain pricing information from third parties that are believed to be reliable. In certain cases, this information may be unavailable or this information may be inaccurate because of errors by the third parties, technological issues, absence of current or reliable market data or otherwise, which could impact the Fund’s ability to accurately value its investments or calculate its NAV.

Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Fund had employed an alternative valuation methodology. Such risks may be more pronounced in a rising interest rate environment, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

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Management Risk. The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could under perform other funds with similar investment objectives.

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Mortgage-Backed and Asset-Backed Securities Risks. The price paid by the Fund for asset-backed securities, including CLOs, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

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In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans may be subject to a higher degree of credit risk and valuation risk. Additionally, such securities may be subject to a higher degree of liquidity risk, because the liquidity of such investments may vary dramatically over time.

Mortgage-backed securities may be issued by governments or their agencies and instrumentalities, such as, in the United States, Ginnie Mae, Fannie Mae and Freddie Mac. They may also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. In addition, mortgage-backed securities may be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement.

Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools may be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund may invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

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Municipal Securities Risks. Municipal securities may be general obligation or revenue bonds and typically are issued to finance public projects, such as roads or public buildings, to pay general operating expenses or to refinance outstanding debt. Municipal securities may also be issued for private activities, such as housing, medical and educational facility construction or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit and taxing authority of the issuer and may be repaid from any revenue source. Revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund also may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. The yields on municipal bonds are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issuer. The market value of municipal bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.

Certain municipal securities may not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal securities to which the Fund is economically exposed is generally less than that for corporate bonds and certain other securities, and the investment performance of the Fund’s investments in municipal securities may therefore be dependent on the analytical abilities of the Adviser. The secondary market for municipal securities, particularly non-investment grade bonds, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such securities at attractive prices.

In addition, certain state and municipal governments that issue securities may be under significant economic and financial stress and may not be able to satisfy their obligations. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among Federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit generally will depend on many factors, including the entity’s tax base, the extent to which the entity relies on Federal or state aid, and other factors which are beyond the entity’s control.

In addition, issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal bonds could experience delays in collecting principal and interest and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses.

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Non-Fundamental Policies Risk. The Fund’s non-fundamental policies (including its policy to invest under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments) may be changed by a vote of the Board without the approval of shareholders. In the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

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Non-Listed Closed-end Interval Fund; Liquidity Risks. The Fund is a diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

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Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage and other transactional expenses that are borne by the Fund.

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Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

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Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

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Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (i) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) a possible lack of access to income on the underlying security during this period, and (iii) expenses of enforcing its rights.

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Repurchase Offers Risks. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

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Residential Loans and Mortgages Risk. The Fund may acquire residential loans and mortgages (including through participations, assignments and whole loans) from third-party mortgage originators. In addition to interest rate, default and other risks of fixed income securities, residential loans and mortgages carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time.  In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property. These risks are greater for subprime residential and mortgage loans.

The Fund may also experience difficulty disposing of loans, which do not trade in a liquid market and typically can only be sold to a limited universe of institutional investors.  The absence of a liquid market for these instruments could adversely impact their value and may inhibit the Fund’s ability to dispose of them at times when it would be desirable to do so, including in response to particular economic events, such as a deterioration in the creditworthiness of the borrower.  Because they do not trade in a liquid market residential loans may also be difficult for the Fund to value.

Investing in loans may subject the Fund to greater levels of credit risk, call risk, settlement risk and liquidity risk than other types of fixed income instruments.  Transactions involving loans may also involve greater costs than transactions involving more actively traded securities.  In addition, a number of factors, including restrictions on transfers, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may make it more difficult for the Fund to acquire, dispose of or accurately price such instruments compared with other types of investments.  As a result, the Fund may not be able to realize the full value for loans and there may be extended delays in the Fund’s receipt of proceeds from the sale of a loan, which could adversely impact the Fund’s performance.  Because transactions in many loans are subject to extended trade settlement periods, proceeds from the sale of a loan may not be immediately available to the Fund.  As a result, proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s share repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

When acquiring residential loans, the Fund relies on third-party mortgage originators to originate mortgage loans that comply with applicable law. Mortgage loan originators and brokers are subject to strict and evolving consumer protection laws and other legal obligations with respect to the origination of residential mortgage loans. These laws may be highly subjective and open to interpretation and, as a result, a regulator or court may determine that that there has been a violation where an originator or servicer of mortgage loans reasonably believed that the law or requirement had been satisfied. Failure or alleged failure of originators or servicers to comply with these laws and regulations could subject the Fund, as an assignee or purchaser of these loans or securities backed by these loans, to, among other things, delays in foreclosure proceedings, increased litigation expenses, monetary penalties and defenses to foreclosure, including by recoupment or setoff of finance charges and fees collected, and in some cases could also result in rescission of the affected residential mortgage loans, which could adversely impact the Fund’s business and financial results. While some of these laws may not explicitly hold the Fund responsible for the legal violations of these third parties, federal and state agencies and private litigants have increasingly sought to impose such liability. Various regulators and plaintiffs’ lawyers have also sought to hold assignees of mortgage loans liable for the alleged violations of the originating lender under theories of express or implied assignee liability. Accordingly, the Fund may be subject to fines, penalties or civil liability based upon the conduct of the mortgage lenders that originated the mortgage loans the Fund holds.

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Despite the Fund’s efforts to manage credit risk related to the residential mortgage loans the Fund acquires, there are many aspects of credit risk that the Fund cannot control. The Fund’s due diligence process may not be effective at preventing or limiting compliance violations or borrower delinquencies and defaults, and the loan servicing companies that service the mortgage loans may not comply with applicable servicing regulations or investor requirements. Prior to acquiring loans, the Fund will perform due diligence and the Fund will rely on resources and data available to it from the seller, which may be limited. The Fund’s due diligence efforts may not detect matters that could lead to losses. If the Fund’s due diligence processes are not adequate, and the Fund fails to detect certain loan defects or compliance issues related to origination, the Fund may incur losses. The Fund could also incur losses if a counterparty that sold the Fund a loan is unwilling or unable (e.g., due to its financial condition) to repurchase that loan or asset or pay damages to the Fund if the Fund determines subsequent to purchase that one or more of the representations or warranties made to the Fund in connection with the sale was inaccurate. There may be less readily available information about loans and their underlying borrowers than is the case for other types of investments and issuers.  In addition, because loans may not be considered “securities,” investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

The mortgage loans that the Fund purchases, and in which the Fund directly and indirectly invests through RMBS, CMBS or other investments, may be concentrated in a specific state or states. Weak economic conditions in these locations or any other location (which may or may not affect real property values), may affect the ability of borrowers to repay their mortgage loans on time. Properties in certain jurisdictions may be more susceptible than homes located in other parts of the country to certain types of uninsurable hazards, such as earthquakes, floods, hurricanes, wildfires and other natural disasters. Declines in the residential real estate market of a particular jurisdiction may reduce the values of properties located in that jurisdiction, which would result in an increase in the loan-to-value ratios. Any increase in the market value of properties located in a particular jurisdiction would reduce the loan-to-value ratios of the mortgage loans and could, therefore, make alternative sources of financing available to the borrowers at lower interest rates, which could result in an increased rate of prepayment of the mortgage loans.

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Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security. Reverse repurchase agreements also may be viewed as borrowings made by the Fund and are a form of leverage which also may increase the volatility of the Fund.

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RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in debt obligations that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Additionally, some of the CLOs in which the Fund invests may be considered passive foreign investment companies, or under certain circumstances, controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, the Fund shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

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Risks Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing in stock or other securities. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year an amount at least equal to 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and determined without regard to any deduction for dividends paid) and its net tax-exempt income (if any), to its shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions to re-qualify as a RIC.

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Risk of Not Being Treated as a “Publicly Offered Regulated Investment Company”.  The Fund will be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) if either (i) shares of the Fund’s common stock and preferred stock (if any) collectively are held by at least 500 persons at all times during a taxable year, (ii) shares of the Fund’s common stock are treated as regularly traded on an established securities market or (iii) shares of the Fund’s common stock are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act). The Fund cannot assure you that it will be treated as a publicly offered regulated investment company for all years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. stockholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. stockholder’s allocable share of the management fees and certain of the Fund’s other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. stockholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. stockholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. stockholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. stockholder’s miscellaneous itemized deductions exceeds 2% of such U.S. stockholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under Section 68 of the Code.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations.  Structured Products are subject to the normal interest rate, default and other risks associated with fixed-income securities and asset-backed securities. Additionally, the risks of an investment in a Structured Product depend largely on the type of the collateral securities and the class of the Structured Product or other asset-backed security in which the Fund invests. The Fund generally may have the right to receive payments only from the Structured Product, and generally does not have direct rights against the issuer or the entity that sold the underlying collateral assets. Such collateral may be insufficient to meet payment obligations and the quality of the collateral may decline in value or default. Also, the class of the Structured Product may be subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Structured Products are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in certain Structured Products or other asset-backed securities may be characterized by the Fund as illiquid securities. The Fund may invest in any tranche of a Structured Product, including the subordinated/equity tranches. If applicable accounting pronouncements or SEC staff guidance require the Fund to consolidate the Structured Product’s financial statements with the Fund’s financial statements, any debt issued by the Structured Product would be generally treated as if it were issued by the Fund for purposes of the asset coverage ratio applicable to the Fund. If the assets of a Structured Product are not consolidated with the Fund’s assets and liabilities, then the leverage incurred by such Structured Product may or may not be treated as borrowings by the Fund for purposes applicable limitations on the Fund’s ability to issue debt.

In addition to the general risks associated with fixed-income securities discussed herein, Structured Products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in Structured Products are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The activities of the issuers of certain Structured Products will generally be directed by a collateral manager. In the Fund’s capacity as holder of interests in such a Structured Product, the Fund is generally not able to make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the business and affairs, of the Structured Product. Consequently, the success of the securitizations in will depend, in part, on the financial and managerial expertise of the collateral manager. To the extent that an affiliate of the Adviser serves as the sponsor and/or collateral manager of a Structured Product in which the Fund invests, or the Adviser or its affiliates hold other interests in Structured Products in which the Fund invests, the Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the Structured Product if no secondary market exists for the interests. Even if a secondary market exists, the Adviser or its affiliates at times may possess material non-public information that may restrict the Fund’s ability to dispose of its interests in the Structured Product. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder.

To the extent the invests in the equity tranches of a Structured Product, such investments typically represent the first loss position, are unrated and are subject to greater risk. To the extent that any losses are incurred by the Structured Product in respect of any collateral, such losses will be borne first by the owners of the equity interests, which may include the Fund. Any equity interests that the Fund holds in a Structured Product will not be secured by the assets of the Structured Product or guaranteed by any party, and the Fund will rank behind all creditors of the Structured Product, including the holders of the secured notes issued by the Structured Product. Equity interests are typically subject to certain payment restrictions in the indenture governing the senior tranches. Accordingly, equity interests may not be paid in full, may be adversely impacted by defaults by a relatively small number of underlying assets held by the Structured Product and may be subject to up to 100% loss. Structured Products may be highly levered, and therefore equity interests may be subject to a higher risk of loss, including the potential for total loss. The market value of equity interests may be significantly affected by a variety of factors, including changes in interest rates, changes in the market value of the collateral held by the securitization, defaults and recoveries on that collateral and other risks associated with that collateral. The leveraged nature of equity interest is likely to magnify these impacts. Equity interests typically do not have a fixed coupon and payments on equity interests will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates. While the payments on equity interest will be variable, equity interests may not offer the same level of protection against changes in interest rates as other floating rate instruments. Equity interests are typically illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for equity interests. At times, there may be no market for equity interests, and the Fund may not be able to sell or otherwise transfer equity interests at their fair value, or at all, in the event that it determines to sell them.

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Subordinated Debt, Senior Debt and Preferred Securities of Banks and Diversified Financials Companies Risk. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. This means, for example, that if the issuing bank were to become insolvent, subordinated debt holders may not receive a full return of their principal because the bank would have to satisfy the claims of senior debt holders first.

In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, counterparty risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital. Some preferred securities allow the issuer to convert its preferred stock into common stock, these preferred securities are often sensitive to declining common stock values. Preferred security values can be affected by changes in interest rates. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities. Although the Fund will invest in securities and other obligations of FDIC-insured depository institutions and their affiliates, neither those securities and obligations nor your investment in the Fund will be protected by FDIC insurance.

To the extent a bank in which the Fund invests were to be placed into a FDIC-administered receivership or conservatorship, the Fund would not be entitled to the same rights that it would have as a creditor in a typical bankruptcy proceeding, and creditors of failed banking organizations typically receive little or no recovery.  See “Risks—Financial Sector Risk—Capital Risk.” In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. This is especially true in light of the large amount of regulatory developments in recent years. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital. Smaller banks may also have a lower capacity to withstand negative developments in the market in general. If any of these or other factors were to negatively affect a bank’s operations, the bank could fail to make payments on its debt obligations, which would hurt the Fund’s bank subordinated debt investments.

Preferred securities are subject to risks associated with both equity and debt instruments. Because many preferred securities allow the issuer to convert its preferred stock into common stock, preferred securities are often sensitive to declining common stock values. In addition, certain preferred securities contain provisions that allow an issuer to skip or defer distributions, which may be more likely when the issuer is less able to make dividend payments as a result of financial difficulties. Preferred securities can also be affected by changes in interest rates, especially if dividends are paid at a fixed rate, and may also include call features in favor of the issuer. In the event of redemptions by the issuer, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return. Preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Although the Fund may invest in securities and other obligations of FDIC-insured depository institutions and their affiliates, neither those securities and obligations nor your investment in the Fund will be protected by FDIC insurance.

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Subordinated debt, senior debt and preferred securities of banks and diversified companies are subject to the risks generally associated with the financial sector. See “Financial Sector Risk.”

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Subsidiary Risk.  To the extent the Fund invests through a Subsidiary, it will be exposed to the risks associated with the Subsidiary’s investments, which principally include residential and commercial real estate loans. See “Residential Loans and Mortgages Risk” above. Subsidiaries will not be registered as investment companies under the 1940 Act and, therefore, will not be subject to the investor protections and substantive regulation of the 1940 Act, although any Subsidiary will be managed pursuant to all applicable 1940 Act compliance policies and procedures of the Fund. Changes in the laws of the United States and/or the state in which a Subsidiary is organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this Prospectus and could adversely affect the Fund.

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Uncertain Tax Treatment. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments and certain other investments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. Although the Fund will seek to address these and other issues to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax, no assurances can be given that the Fund will not be adversely affected as a result of such issues.

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Unrated Securities Risks. The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.

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U.S. Government Securities Risks. Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or GSEs, including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Other Risks Relating to the Fund

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Cybersecurity Risks. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its respective affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer material losses relating to cyber attacks or other information security breaches in the future. The Fund’s and its respective affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers. This could result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in an attempt to prevent any cyber incidents in the future. The Fund has established risk management systems and business continuity plans designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cybersecurity systems of issuers or third-party service providers. The Fund and its shareholders could be negatively impacted as a result.

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General Market Risk. In general, the value of securities is affected by activities specific to their issuer as well as general market, economic and political conditions. The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. Other general market risks include: (i) the market may not recognize what the Adviser believes to be the true value or growth potential of the securities held by the Fund; (ii) the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying securities to decline; (iii) the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its securities due to lower trading volume for the securities, less publicly available information about the company and less liquidity in the market for the securities; (iv) the potential for price fluctuations in the securities of a medium capitalization company may be greater than that of a large capitalization company; (v) the Adviser’s judgment as to the growth potential or value of a security may prove to be wrong; and (vi) a decline in investor demand for the securities held by the Fund also may adversely affect the value of the securities.

In addition, securities in the Fund’s portfolio may cause the Fund to lose value and/or underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade  or  market  control  programs  and  related  geopolitical  events.  In  addition,  the  value  of  the  Fund’s  investments  may be negatively affected by the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics/pandemics.  These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.  An unexpected or sudden reversal of these policies, or the ineffectiveness of  these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country,  region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.

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Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or request repurchase of a large amount of shares of the Fund. To satisfy such large shareholder repurchase requests, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

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Other Investment Companies Risks. To the extent the Fund invests in other investment companies that invest in fixed-income securities, risks associated with investments in other investment companies will include fixed-income securities risks. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and closed-end funds incur fees that are separate from those of the Fund. As a result, the Fund’s Shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs, mutual funds and closed-end funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The 1940 Act and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

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In addition to risks generally associated with investments in mutual fund securities, ETFs and closed-end funds are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s or closed-end fund’s shares may be above or below its NAV; (ii) an active trading market for an ETF’s and closed-end fund’s shares may not develop or be maintained; (iii) the ETF or closed-end fund may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s or closed-end fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF or closed-end fund shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading.

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Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

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Short Sales Risks. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Short sales involve the risk that losses may exceed the amount invested and may be unlimited. The Fund will ordinarily engage in short sales where it does not own or have the immediate right to acquire the security sold short, and as such must borrow those securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

Until the Fund replaces a security borrowed in connection with a short sale, it may be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract. In such instances, the Fund may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the borrowed securities obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet other current obligations.

In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions generally may exist for as long as six months and, in some cases, much longer.

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MANAGEMENT OF THE FUND

Trustees

Pursuant to the Amended and Restated Declaration of Trust (“Declaration of Trust”) and Amended and Restated By-Laws (“By-Laws”), the Fund’s business and affairs are managed under the direction of the Board, which has overall responsibility for monitoring and overseeing the Fund’s management and operations. The Board consists of six members, four of whom are considered Independent Trustees. The Trustees are subject to removal or replacement in accordance with Delaware law and the Declaration of Trust. The Trustees serving on the Board were elected by the organizational Shareholder of the Fund. The Statement of Additional Information provides additional information about the Trustees.

Angel Oak serves as the Fund’s investment adviser pursuant to the terms of the Investment Advisory Agreement and subject to the authority of, and any policies established by, the Board. Pursuant to the Investment Advisory Agreement, the Adviser manages the Fund’s investment portfolio, directs purchases and sales of portfolio securities and reports thereon to the Fund’s officers and Trustees regularly.

The Board, including a majority of the Independent Trustees, oversees and monitors the Fund’s investment performance. After an initial two-year term, the Board reviews on an annual basis the Investment Advisory Agreement to determine, among other things, whether the fees payable thereunder are reasonable in light of the services provided.

Investment Personnel

The Adviser’s investment team includes:

Sreeniwas (Sreeni) V. Prabhu is Managing Partner, Co-CEO, and Chief Investment Officer of the Adviser and a Portfolio Manager of the Fund. Prior to co-founding the Adviser in 2009, Mr. Prabhu was the Chief Investment Officer of the $25 billion investment portfolio at Washington Mutual Bank for three years and was also part of the macro asset strategy team at the bank. Prior to joining Washington Mutual Bank, Mr. Prabhu worked for six years at SunTrust Bank in Atlanta, where he was responsible for investment strategies and served as head portfolio manager for the $3 billion commercial mortgage backed securities portfolio. He began his career at SunTrust in 1998 as a bank analyst focused on asset/liability management and liquidity strategies. Mr. Prabhu holds a B.B.A. in Economics from Georgia College and State University and an M.B.A. in Finance from Georgia State University.

Sam Dunlap is a Managing Director and Chief Investment Officer, Public Strategies at the Advisor and a Portfolio Manager of the Fund. Mr. Dunlap is also responsible for managing some of the separately managed accounts for the Advisor’s clients. Mr. Dunlap began his capital markets career in 2002 and has investment experience across multiple sectors of the fixed income market. Prior to joining the Advisor in 2009, Mr. Dunlap spent six years marketing and structuring interest rate derivatives with SunTrust Robinson Humphrey where he focused on both interest rate hedging products and interest rate linked structured notes. Mr. Dunlap’s previous experience included two years at Wachovia in Charlotte, North Carolina supporting the agency mortgage pass-through trading desk. Mr. Dunlap received a B.A. in Economics from the University of Georgia.

Berkin Kologlu is a Managing Director and Senior Portfolio Manager of the Adviser and a Portfolio Manager of the Fund. Mr. Kologlu has over 15 years’ experience in fixed income products and focuses on building and managing strategies within the Collateralized Loan Obligation (CLO) market. He spent the previous six years as an Executive Director at UBS, covering structured products and client solutions. Prior to UBS, Mr. Kologlu worked at Bank of America, where he focused on the structuring and marketing of CLOs and synthetic CDOs backed by corporate credit. Before Bank of America, Mr. Kologlu worked in Turkey as a commercial banker, where he was responsible for lending to large cap corporations. He received his MBA from Duke University’s Fuqua School of Business and his B.S. in Civil Engineering from Bogazici University in Istanbul, Turkey.

Matthew R. Kennedy, CFA, is a Managing Director and Senior Portfolio Manager of the Adviser and a Portfolio Manager of the Fund. Mr. Kennedy has over 20 years of capital markets and asset management experience. Prior to joining the Adviser in 2016, Mr. Kennedy spent seven years as a portfolio manager with Rainier Investment Management, LLC, where he served as Director of Fixed Income Management and was responsible for managing the Predecessor High Yield Fund among other clients. Mr. Kennedy began his investment career in 1995 at GE Financial Assurance, where he served as a Senior Analyst and made investment recommendations for investment grade, high yield, and private placement portfolios. From 1991 through 1994, he was a CPA and Auditor at Deloitte & Touche. Mr. Kennedy is a member of the CFA Institute and the Seattle Society of Financial Analysts. He holds the Chartered Financial Analyst designation. Mr. Kennedy received his Bachelor of Arts degree in Business Administration, with specializations in Finance and Accounting, from Washington State University.

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Colin McBurnette is a Senior Portfolio Manager of the Adviser and a Portfolio Manager of the Fund. Mr. McBurnette focuses on security and portfolio analytics. Prior to joining the Adviser in 2012, Mr. McBurnette worked for Prodigus Capital Management, where he served on the investment committee and ran the analytics group. He was responsible for acquisition and management of their distressed debt portfolio, as well as the development of their proprietary financial technology platform. Previously, Mr. McBurnette worked in the Real Estate Capital Markets group for Wachovia Bank and Wells Fargo where he focused on risk management for their commercial real estate REPO lines. Mr. McBurnette holds a B.B.A. in Finance and in Real Estate from the University of Georgia.

Clayton Triick, CFA, is a Senior Portfolio Manager of the Adviser and a Portfolio Manager of the Fund. Mr. Triick is a portfolio manager within the non-agency and agency RMBS markets and focuses on asset allocation and interest rate risk management of the Financials Income Fund, other Angel Oak funds, and the institutional separately managed accounts. Mr. Triick has 8 years of investment experience across multiple sectors of fixed income. Prior to joining Angel Oak in 2011, Mr. Triick worked for YieldQuest Advisors, where he was a member of the investment committee focusing on interest rate risk, currency risk, and commodity of the portfolios alongside directly managing the closed-end fund allocations within YieldQuest portfolios and individual accounts. Mr. Triick holds a B.B.A. in Finance from the Farmer School of Business at Miami University. He also holds the Chartered Financial Analyst (CFA) designation.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers, including their compensation structure, other accounts managed and ownership of Shares of the Fund.

Control Persons

A control person generally is a person who beneficially owns more than 25% of the voting securities of a company or has the power to exercise control over the management or policies of such company. As of May 5, 2020, Pershing LLC owned approximately 79.54% of the voting securities of the Fund. For so long as Pershing LLC has a greater than 25% interest in the Fund, it may be deemed to be a “control person” of the Fund for purposes of the 1940 Act.

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator, fund accountant and transfer agent to the Fund pursuant to respective agreements. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Fund of all documents required to be filed for compliance by the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares.

Pursuant to the Fund’s agreements with Fund Services, Fund Services receives fees from the Fund for services performed as administrator, transfer agent and fund accountant. Fund Services receives a fee based on the average daily net assets of the Fund, subject to an annual minimum amount.

Custodian

U.S. Bank National Association, which has its principal office at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian for the Fund.

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FUND EXPENSES

The Adviser bears all of its own costs incurred in providing investment advisory services to the Fund. As described below, however, the Fund bears all other expenses incurred in the business and operation of the Fund, including amounts that the Fund pays Angel Oak and Fund Services for certain services that Angel Oak and Fund Services provide or arrange to be provided to the Fund.

Expenses borne directly by the Fund include:

•	the cost of calculating the NAV of Shares, including the cost of any third-party pricing or valuation services;

•	the cost of effecting sales and repurchases of Shares and other securities;

•	the Management Fee;

•
investment related expenses (e.g., expenses that, in the Adviser’s discretion, are related to the investment of the Fund’s assets, whether or not such investments are consummated), including, as applicable, brokerage commissions, borrowing charges on securities sold short, clearing and settlement charges, recordkeeping, interest expense, dividends on securities sold but not yet purchased, and margin fees;

•	transfer agent and custodial fees;

•	federal and any state registration or notification fees;

•	federal, state and local taxes;

•	fees and expenses of Trustees not also serving in an executive officer capacity for the Fund or the Adviser;

•
the costs of preparing, printing and mailing reports and other communications, including repurchase offer correspondence or similar materials, to Shareholders (except that the Adviser bears the cost of printing and distributing extra copies of the Fund’s prospectus, statement of additional information, and sales and advertising materials to prospective investors (but not to existing Shareholders));

•	fidelity bond, Trustees and officers errors and omissions liability insurance and other insurance premiums;

•	legal expenses (including those expenses associated with preparing the Fund’s public filings, attending and preparing for Board meetings, as applicable, and generally serving as counsel to the Fund);

•	external accounting expenses (including fees and disbursements and expenses related to the annual audit of the Fund and the preparation of the Fund’s tax information);

•	costs associated with reporting and compliance obligations under the 1940 Act and applicable federal and state securities laws, including compliance with The Sarbanes-Oxley Act of 2002; and

•
any expenses incurred outside of the ordinary course of business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding and indemnification expenses as provided for in the Fund’s organizational documents.

Expense Limitation Arrangement

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after fee waiver/expense reimbursement to 0.75% of the Fund’s average daily net assets (the “Expense Limit”) until May 31, 2021. The Expense Limit excludes certain expenses and consequently, the Total Annual Fund Operating Expenses after fee waiver/expense reimbursement may be higher than the Expense Limit. The contractual arrangement may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

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Organization and Offering Costs

Organizational costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are paid by the Adviser on behalf of the Fund.

The Fund’s initial offering costs included, among other things, legal, accounting, printing and other expenses pertaining to this offering. These costs were paid by the Adviser on behalf of the Fund.

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MANAGEMENT FEE

Pursuant to the Investment Advisory Agreement, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a Management Fee. The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.25% of the average daily value of the Fund’s net assets.

Approval of the Investment Advisory Agreement

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s annual report on Form N-CSR for the period ending January 31, which is publicly filed with the SEC.

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DETERMINATION OF NET ASSET VALUE

The price you pay for your Shares is based on the Fund’s NAV. The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of Shares outstanding. Requests to purchase Shares are processed at the NAV next calculated after the Fund receives your order in proper form. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Fund management believes there remains an adequate market to meet purchase orders for that day.

In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase the Fund’s shares.

In calculating the Fund's NAV, portfolio investments for which market quotations are readily available are valued at market value, which is ordinarily determined based on official closing prices or the last reported sale prices of an instrument. Where no such closing price or sale price is reported, market value is determined based on quotes obtained from market makers or prices supplied by one or more third-party pricing source (“Pricing Services”), which may include evaluated prices. The types of investments in which the Fund typically invests are generally valued on the basis of evaluated prices provided by Pricing Services. Such prices may be based on a number of factors, including, among other things, information obtained from market makers and estimates based on recent market prices for investments with similar characteristics. If market or evaluated prices are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the applicable NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board. For example, the Fund may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board, the Fund (with the assistance of its Pricing Services and other service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. In this regard, the Adviser, pursuant to the terms of the investment advisory agreement with the Fund, has agreed to provide the Fund’s pricing information that the Adviser reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and the Fund’s valuation procedures. The Fund’s fair value guidelines include the consideration of pricing information from one or more Pricing Services, which information is monitored by the Adviser daily. The Board oversees the Adviser’s implementation of the fair value guidelines established by the Board.

Notwithstanding the foregoing, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate. The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) continually monitor and evaluate the appropriateness of their fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent the Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the NAVs of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their NAVs.

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Because the Fund relies on various sources to calculate its NAVs, the Fund is subject to certain operational risks associated with reliance on the Pricing Services and other service providers and data sources. The Fund’s NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

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CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by, among other things, having a portfolio manager focus on a particular investment discipline and/or reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. There has been significant growth in the number of firms organized to make investments similar to those which the Fund intends to make, which may result in increased competition to the Fund in obtaining suitable investments. Because the Adviser manages other funds and accounts with similar investments strategies as the Fund that seek to invest in these limited investment opportunities, the Adviser may have to allocate available investment opportunities among the Fund and other funds and accounts it manages. To deal with these situations, the Adviser has adopted Trade Aggregation and Allocation Policies and Procedures for allocating portfolio transactions across multiple accounts. In accordance with these procedures, at times, the Fund may receive a smaller portion of an investment opportunity than desired or certain investment opportunities may be allocated to other funds or accounts managed by the Adviser as part of the allocation procedures.

From time to time, the Fund and other funds or accounts managed by the Adviser may make investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities.  These investments could inherently give rise to conflicts of interest between or among the Fund and the other holders of various classes of securities.  The Adviser and its clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. Prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its clients, and Fund transactions may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

Through the various activities of the Adviser and its affiliates, the Adviser and/or its affiliates may acquire material non-public information or otherwise be restricted from trading in certain potential investments that the Fund otherwise might have purchased or sold.

With respect to securities transactions for clients, the Adviser determines which dealer to use to execute each order. However, the Adviser may direct securities transactions to a particular dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated to obtain any price advantages available to large denomination purchases or sales.

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While the Fund generally may not purchase Structured Products (such as equity and junior debt tranches of asset‑backed securities and debt securitizations) sponsored by the Adviser or its affiliates directly from the issuer thereof, the Fund may, under certain circumstances, purchase Structured Products sponsored by the Adviser or its affiliates from third parties in secondary market transactions. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder. To the extent that the Fund holds Structured Products sponsored by the Adviser or its affiliates, or holds Structured Products in which the Adviser or its affiliates also hold interests, certain conflicts of interest may arise. The Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the Structured Product if no secondary market exists for the interests. Even if a secondary market exists, the Adviser or its affiliates at times may possess material non-public information that may restrict the Fund’s ability to dispose of its interests in the Structured Product.

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SHARE REPURCHASE PROGRAM

The Fund does not currently intend to list the Shares on a securities exchange and does not expect a secondary market to develop in the foreseeable future. Accordingly, Shareholders should expect that they will be unable to sell their Shares for an indefinite time or at a desired price. No Shareholder will have the right to require the Fund to repurchase or redeem such Shareholder’s Shares or any portion thereof. Shareholders are not permitted to transfer their investment from the Fund to any other registered investment company. Because no public market exists for the Shares, and no such market is expected to develop in the foreseeable future, Shareholders will not be able to liquidate their investment, other than through the Fund’s share repurchase program, or, in limited circumstances, as a result of transfers of Shares to other investors.

The Fund is an “interval fund,” which is designed to provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with relevant regulatory requirements (as discussed below). In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum allowable amount of 5% of its outstanding Shares. Quarterly repurchases will occur in the months of March, June, September and December. The Fund’s offer to purchase Shares is a fundamental policy that may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notifications of each quarterly repurchase offer (the “Repurchase Offer Notice”) will be sent to Shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”), which is ordinarily on the third Friday of the month in which the repurchase occurs. The NAV will be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”), although the NAV is expected to be determined as of the close of business on the Repurchase Request Deadline if doing so is not likely to result in significant dilution of the prices of the shares. The Fund will distribute such payment no later than seven calendar days after such Repurchase Pricing Date. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks. See “Types of Investments and Related Risks—Repurchase Offers Risks.”

Determination of Repurchase Offer Amount

The Board, or a committee thereof, in its sole discretion, will determine the number of Shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) in connection with any given Repurchase Request Deadline. However, the Repurchase Offer Amount, will be no less than 5% and no more than 25% of the total number of Shares outstanding on the Repurchase Request Deadline.

If Shareholders tender more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the Shares on a pro rata basis. However, the Fund is permitted to accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund will send each Shareholder of record and each beneficial owner of the Shares that are the subject of the repurchase offer a notification (“Shareholder Notification”).  The Shareholder Notification will contain information Shareholders should consider in deciding whether to tender Shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and set forth the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”).  The notice will also indicate the NAV that has been computed no more than seven days before the date of notification, and the process through which Shareholders may ascertain the NAV after the notification date.

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Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Investors may call (855) 751-4324 to learn the NAV. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs of the Fund, and a toll-free number for information regarding the repurchase offer.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline.  Payment pursuant to the repurchase offer will be made by check to the Shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2.00% of the outstanding Shares on the Repurchase Request Deadline.  If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase Shares on a pro rata basis.  However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered.

Consequences of Repurchase Offers

From the time the Fund sends the Shareholder Notification until the Repurchase Pricing Date for that offer, the Fund must maintain assets at least equal to the percentage of its Shares subject to the repurchase offer. For this purpose, such assets will consist of investments that may be sold or otherwise disposed of in the ordinary course of business, at approximately the price at which the Fund values them, within the period between the Repurchase Request Deadline and the repurchase payment deadline, or which mature by the Repurchase Payment Deadline. The Fund is also permitted to borrow up to the maximum extent permitted under the 1940 Act to meet repurchase requests.

If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Shares so as to mitigate these effects.

These and other possible risks associated with the Fund’s repurchase offers are described under “Other Risks Related to the Fund — Repurchase Offers Risks” above. In addition, the repurchase of Shares by the Fund will be a taxable event to shareholders.  For a discussion of these tax consequences, see “Tax Aspects” below and in the Statement of Additional Information.

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DESCRIPTION OF CAPITAL STRUCTURE

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit incorporated in the State of Delaware and therefore generally will not be personally liable for the Fund’s debts or obligations.

Share Classes

The Fund applied for and was granted exemptive relief from the SEC that permits the Fund to issue multiple classes of shares. The Fund currently offers three classes of shares, Class A, Class U and Institutional Class. Class A and Institutional Class shares are offered through another prospectus. The Fund may offer additional classes of shares in the future.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Except as otherwise provided by the Trustees, Shares will have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Fund, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

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OUTSTANDING SECURITIES

The following table sets forth information about the Fund’s outstanding Shares as of April 30, 2020:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	None	None
Class U Shares of Beneficial Interest	Unlimited	None	None
Institutional Class Shares of Beneficial Interest	Unlimited	None	517,840

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Fund has entered into the Investment Advisory Agreement with Angel Oak. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be no less than two and no more than 10, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) (i) with or without cause, by at least two-thirds (66 2/3%) of the remaining Trustees; or (ii) with or without cause, at any meeting of Shareholders, by at least two-thirds (66 2/3%) of the outstanding shares of the Trust.

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Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Amendment of Declaration of Trust and By-Laws

Subject to the provisions of the 1940 Act, and subject to certain exceptions described in the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and By-Laws, the Board has the exclusive power to amend or repeal the By-Laws or adopt new By-Laws at any time.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the  Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

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TAX ASPECTS

The following is a general summary of certain material U.S. federal income tax considerations applicable to the Fund and an investment in the Fund. The discussion below provides general tax information related to an investment in the Fund, but does not purport to be a complete description of the U.S. federal income tax consequences of an investment in the Fund and does not address any state, local, non-U.S. or other tax consequences. It is based on the Code and U.S. Treasury regulations thereunder and administrative pronouncements, all as of the date hereof, any of which is subject to change, possibly with retroactive effect. In addition, it does not describe all of the tax consequences that may be relevant in light of a Shareholder’s particular circumstances, including (but not limited to) alternative minimum tax consequences and tax consequences applicable to Shareholders subject to special tax rules, such as certain financial institutions; dealers or traders in securities who use a mark-to-market method of tax accounting; persons holding Shares as part of a hedging transaction, wash sale, conversion transaction or integrated transaction or persons entering into a constructive sale with respect to Shares; entities classified as partnerships or other pass-through entities for U.S. federal income tax purposes; insurance companies; U.S. Shareholders (as defined below) whose functional currency is not the U.S. dollar; or tax-exempt entities, including “individual retirement accounts” or “Roth IRAs.” As with any taxable investment, Shareholders may be subject to the federal alternative minimum tax on their income (including taxable income from the Fund), depending on their individual circumstances. Unless otherwise noted, the following discussion applies only to a Shareholder that holds Shares as a capital asset and is a U.S. Shareholder. A “U.S. Shareholder” generally is a beneficial owner of Shares who is for U.S. federal income tax purposes:

•	an individual who is a citizen or resident of the United States;

•	a corporation, or other entity taxable as a corporation, created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

•	an estate the income of which is subject to U.S. federal income taxation regardless of its source; or

•
a trust if it (a) is subject to the primary supervision of a court within the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (b) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. A prospective Shareholder that is a partner in a partnership holding Shares should consult his, her or its tax advisors with respect to the purchase, ownership and disposition of Shares.

The discussion set forth herein does not constitute tax advice. Tax laws are complex and often change, and Shareholders should consult their tax advisors about the U.S. federal, state, local or non-U.S. tax consequences of an investment in the Fund.

Taxation of the Fund

The Fund intends to elect, to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. As a RIC, the Fund generally will not be subject to corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes as dividends to Shareholders. To qualify as a RIC in any tax year, the Fund must, among other things, satisfy both a source of income test and asset diversification tests. The Fund will qualify as a RIC if (i) at least 90% of the Fund’s gross income for such tax year consists of dividends; interest; payments with respect to certain securities loans; gains from the sale or other disposition of shares, securities or foreign currencies; other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such shares, securities or currencies; and net income derived from interests in “qualified publicly-traded partnerships” (such income, “Qualifying RIC Income”); and (ii) the Fund’s holdings are diversified so that, at the end of each quarter of such tax year, (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash equivalents, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested (x) in securities (other than U.S. government securities or securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or (y) in the securities of one or more “qualified publicly-traded partnerships.” The Fund’s share of income derived from a partnership other than a “qualified publicly-traded partnership” will be treated as Qualifying RIC Income only to the extent that such income would have constituted Qualifying RIC Income if derived directly by the Fund. A “qualified publicly-traded partnership” is generally defined as an entity that is treated as a partnership for U.S. federal income tax purposes if (1) interests in such entity are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (2) less than 90% of its gross income for the relevant tax year consists of Qualifying RIC Income. The Code provides that the Treasury Department may by regulation exclude from Qualifying RIC Income foreign currency gains that are not directly related to the RIC’s principal business of investing in shares or securities (or options and futures with respect to shares or securities). The Fund anticipates that, in general, its foreign currency gains will be directly related to its principal business of investing in shares and securities.

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In addition, to maintain RIC tax treatment, the Fund must distribute on a timely basis with respect to each tax year dividends of an amount at least equal to 90% of the sum of its “investment company taxable income” and its net tax-exempt interest income, determined without regard to any deduction for dividends paid, to Shareholders (the “90% distribution requirement”). If the Fund qualifies as a RIC and satisfies the 90% distribution requirement, the Fund generally will not be subject to U.S. federal income tax on its “investment company taxable income” and net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes as dividends to Shareholders (including amounts that are reinvested pursuant to the DRP). In general, a RIC’s “investment company taxable income” for any tax year is its taxable income, determined without regard to net capital gains and with certain other adjustments. The Fund intends to distribute all or substantially all of its “investment company taxable income,” net tax-exempt interest income (if any) and net capital gains on an annual basis. Any taxable income, including any net capital gains that the Fund does not distribute in a timely manner, will be subject to U.S. federal income tax at regular corporate rates.

If the Fund retains any net capital gains for reinvestment, it may elect to treat such capital gains as having been distributed to Shareholders. If the Fund makes such an election, each Shareholder will be required to report its share of such undistributed net capital gains attributed to the Fund as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such undistributed net capital gains as a credit against its own U.S. federal income tax liability, if any, and to claim a refund on a properly-filed U.S. federal income tax return to the extent that the credit exceeds such liability. In addition, each Shareholder will be entitled to increase the adjusted tax basis of its Shares by the difference between its share of such undistributed net capital gain and the related credit. There can be no assurance that the Fund will make this election if it retains all or a portion of its net capital gain for a tax year.

As a RIC, the Fund will be, subject to a nondeductible 4% federal excise tax on certain undistributed amounts for each calendar year (the “4% excise tax”). To avoid the 4% excise tax, the Fund must distribute in respect of each calendar year dividends of an amount at least equal to the sum of (1) 98% of its ordinary taxable income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of its capital gain net income (adjusted for certain ordinary losses) generally for the one-year period ending on October 31 of the calendar year and (3) any ordinary income and capital gains for previous calendar years that were not distributed during those calendar years. For purposes of determining whether the Fund has met this distribution requirement, the Fund will be deemed to have distributed any income or gains previously subject to U.S. federal income tax. Furthermore, any distribution declared by the Fund in October, November or December of any calendar year, payable to Shareholders, of record on a specified date in such a month and actually paid during January of the following calendar year, will be treated for tax purposes as if it had been paid on December 31 of the calendar year in which the distribution was declared. The Fund generally intends to avoid the imposition of the 4% excise tax, but there can be no assurance in this regard.

If the Fund fails to qualify as a RIC or fails to satisfy the 90% distribution requirement in respect of any tax year, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gains, even if such income were distributed, and all distributions out of earnings and profits would be taxed as ordinary dividend income. Such distributions generally would be eligible for the dividends-received deduction in the case of certain corporate Shareholders and may be eligible to be qualified dividend income in the case of certain non-corporate Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (any of which could be subject to interest charges) before re-qualifying for taxation as a RIC. If the Fund fails to satisfy either the income test or asset diversification test described above, in certain cases, however, the Fund may be able to avoid losing its status as a RIC by timely providing notice of such failure to the IRS, curing such failure and possibly paying an additional tax or penalty.

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Some of the investments that the Fund is expected to make, such as investments in debt instruments having market discount and/or treated as issued with OID, may cause the Fund to recognize income or gain for U.S. federal income tax purposes prior to the receipt of any corresponding cash or other property. As a result, the Fund may have difficulty meeting the 90% distribution requirement necessary to maintain RIC tax treatment. Because this income will be included in the Fund’s investment company taxable income for the tax year it is accrued, the Fund may be required to make a distribution to Shareholders to meet the distribution requirements described above, even though the Fund will not have received any corresponding cash or property. The Fund may be required to borrow money, dispose of other securities or forgo new investment opportunities for this purpose.

There may be uncertainty as to the appropriate treatment of certain of the Fund’s investments for U.S. federal income tax purposes. In particular, the Fund expects to invest a portion of its net assets in below investment grade instruments. U.S. federal income tax rules with respect to such instruments are not entirely clear about issues such as whether and to what extent the Fund should recognize interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, in connection with the Fund’s general intention to distribute sufficient income to qualify, and maintain its qualification to be subject to tax as a RIC and to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Income received by the Fund from sources outside the United States may be subject to withholding and other taxes imposed by such countries, thereby reducing income available to the Fund. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund generally intends to conduct its investment activities to minimize the impact of foreign taxation, but there is no guarantee that the Fund will be successful in this regard. If more than 50% of the value of the Fund’s total assets at the close of its tax year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass-through” to the Fund the foreign source amount of income deemed earned and the respective amount of foreign taxes paid by the Fund. If at least 50% of the value of the Fund’s total assets at the close of each quarter of its tax year is represented by interests in other RICs, the Fund may elect to “pass-through” to Shareholders the foreign source amount of income deemed earned and the respective amount of foreign taxes paid or deemed paid by the Fund. If the Fund so elects, each Shareholder would be required to include in gross income, even though not actually received, each Shareholder’s pro rata share of the foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both).

The Fund may invest in shares of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is considered a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general under the PFIC rules, an “excess distribution” received with respect to PFIC shares is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund generally will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior tax years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior tax years) even though the Fund distributes the corresponding income to Shareholders. Excess distributions include any gain from the sale of PFIC shares as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under one such election (i.e., a “QEF” election), the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark its PFIC shares to market, resulting in any unrealized gains at the Fund’s tax year end being treated as though they were recognized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of the PFIC’s Shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior tax years with respect to shares in the same PFIC.

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Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income, gain or loss with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to Fund Shareholders, and which will be recognized by Fund Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares. Note that distributions from a PFIC are not eligible for the reduced rate of tax on distributions of “qualified dividend income” as discussed below.

Some of the CLOs in which the Fund invests may be PFICs, which are generally subject to the tax consequences described above. Investment in certain equity interests of CLOs that are subject to treatment as PFICs for U.S. federal income tax purposes may cause the Fund to recognize income in a tax year in excess of the Fund’s distributions from such CLOs, PFICs and the Fund’s proceeds from sales or other dispositions of equity interests in other CLOs and other PFICs during that tax year. As a result, the Fund generally would be required to distribute such income to satisfy the distribution requirements applicable to RICs.  Furthermore, the IRS recently issued final regulations that generally treat the Fund’s income inclusion with respect to a PFIC with respect to which the Fund has made a qualified electing fund, or “QEF”, election, as qualifying income for purposes of determining the Fund’s ability to be subject to tax as a RIC if (A) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

If the Fund holds more than 10% of the interests treated as equity for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation (“CFC”), including equity tranche investments and certain debt tranche investments in a CLO treated as CFC, the Fund may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation of an amount equal to the Fund’s pro rata share of the foreign corporation’s earnings for such tax year (including both ordinary earnings and capital gains), whether or not the corporation makes an actual distribution to the Fund during such tax year. This deemed distribution is required to be included in the income of certain U.S. shareholders of a CFC, such as the Fund, regardless of whether a U.S. shareholder has made a QEF election with respect to such CFC. The Fund is generally required to distribute such income in order to satisfy the distribution requirements applicable to RICs, even to the extent the Fund’s income from a CFC exceeds the distributions from the CFC and the Fund’s proceeds from the sales or other dispositions of CFC stock during that tax year. In general, a foreign corporation will be treated as a CFC for U.S. federal income tax purposes if more than 50% of the shares of the foreign corporation, measured by reference to combined voting power or value, is owned (directly, indirectly or by attribution) by U.S. Shareholders. A “U.S. Shareholder,” for this purpose, is any U.S. person that possesses (actually or constructively) 10% or more of the combined value or voting power of all classes of shares of a corporation.  Additionally, the IRS recently issued final regulations that generally treat the Fund’s income inclusion with respect to a CFC as qualifying income for purposes of determining the Fund’s ability to be subject to tax as a RIC either if (A) there is a distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The functional currency of the Fund, for U.S. federal income tax purposes, is the U.S. dollar. Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Fund accrues interest income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are respectively characterized as ordinary income or ordinary loss for U.S. federal income tax purposes. Similarly, on the sale of other disposition of certain investments, including debt securities, certain forward contracts, as well as other derivative financial instruments, denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are generally treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of the Fund’s investment company taxable income subject to distribution to Fund Shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that the Fund must distribute to qualify for tax treatment as a RIC and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other investment company taxable income during a tax year, the Fund would not be able to distribute amounts considered dividends for U.S. federal income tax purposes, and any distributions during a tax year made by the Fund before such losses were recognized would be re-characterized as a return of capital to Fund Shareholders for U.S. federal income tax purposes, rather than as ordinary dividend income, and would reduce each Fund Shareholder’s tax basis in Fund Shares.

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If the Fund utilizes leverage through the issuance of preferred Shares or borrowings, it will be prohibited from declaring a distribution or dividend if it would fail the applicable asset coverage test(s) under the 1940 Act after the payment of such distribution or dividend. In addition, certain covenants in credit facilities or indentures may impose greater restrictions on the Fund’s ability to declare and pay dividends on Fund Shares. Limits on the Fund’s ability to pay dividends on Fund Shares may prevent the Fund from meeting the distribution requirements described above and, as a result, may affect the Fund’s ability to be subject to tax as a RIC or subject the Fund to the 4% excise tax. The Fund endeavors to avoid restrictions on its ability to make distribution payments. If the Fund is precluded from making distributions on Fund Shares because of any applicable asset coverage requirements, the terms of preferred Shares (if any) may provide that any amounts so precluded from being distributed, but required to be distributed by the Fund to enable the Fund to satisfy the distribution requirements that would enable the Fund to be subject to tax as a RIC, will be paid to the holders of preferred Shares as a special distribution. This distribution can be expected to decrease the amount that holders of preferred Shares would be entitled to receive upon repurchase or liquidation of such preferred Shares.

Certain of the Fund’s investments are expected to be subject to special U.S. federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower-taxed long-term capital gains into higher-taxed short-term capital gains or ordinary income, (3) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (4) adversely affect when a purchase or sale of shares or securities is deemed to occur, (5) adversely alter the intended characterization of certain complex financial transactions, (6) cause the Fund to recognize income or gain without a corresponding receipt of cash, (7) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (8) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment and (9) produce income that will not constitute Qualifying RIC Income. The application of these rules could cause the Fund to be subject to U.S. federal income tax or the 4% excise tax and, under certain circumstances, could affect the Fund’s status as a RIC. The Fund monitors its investments and may make certain tax elections to mitigate the effect of these provisions.

The remainder of this discussion assumes that the Fund has qualified and maintain its qualification as a RIC and has satisfied the distribution requirements described above.

Taxation of U.S. Shareholders

Distributions

Distributions of the Fund’s ordinary income and net short-term capital gains will, except as described below with respect to distributions of “qualified dividend income,” generally be taxable to Shareholders as ordinary income to the extent such distributions are paid out of the Fund’s current or accumulated earnings and profits, as determined for U.S. federal income tax purposes. Distributions (or deemed distributions, as described above), if any, of net capital gains will be taxable as long-term capital gains, regardless of the length of time a Shareholder has owned Shares. The ultimate tax characterization of the Fund’s distributions made in a tax year cannot be determined until after the end of the tax year. As a result, the Fund may make total distributions during a tax year in an amount that exceeds the current and accumulated earnings and profits of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Shareholder as a return of capital that will be applied against and reduce the Shareholder’s tax basis in its Shares. To the extent that the amount of any such distribution exceeds the Shareholder’s tax basis in its Shares, the excess will be treated as gain from a sale or exchange of Shares. Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional Shares. Generally, for U.S. federal income tax purposes, a Shareholder receiving Shares under the DRP will be treated as having received a distribution equal to the fair market value of such Shares on the date the Shares are credited to the Shareholder’s account.

A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

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It is expected that a substantial portion of the Fund’s income will consist of ordinary income. For example, interest and OID derived by the Fund characterized as ordinary income for U.S. federal income tax purposes. In addition, gain derived by the Fund from the disposition of debt instruments with “market discount” (generally, securities with a fixed maturity date of more than one year from the date of issuance acquired by the Fund at a price below the lesser of their stated redemption price at maturity or accreted value, in the case of securities with OID) will be characterized as ordinary income for U.S. federal income tax purposes to the extent of the market discount that has accrued, as determined for U.S. federal income tax purposes, at the time of such disposition, unless the Fund makes an election to accrue market discount on a current basis. In addition, certain of the Fund’s investments will be subject to other special U.S. federal income tax provisions that may affect the character, increase the amount and/or accelerate the timing of distributions to Shareholders.

Distributions made by the Fund to a corporate Shareholder will qualify for the dividends-received deduction only to the extent that the distributions consist of qualifying dividends received by the Fund. In addition, any portion of the Fund’s dividends otherwise qualifying for the dividends-received deduction will be disallowed or reduced if the corporate Shareholder fails to satisfy certain requirements, including a holding period requirement, with respect to its Shares. Distributions of “qualified dividend income” to an individual or other non-corporate Shareholder will be treated as “qualified dividend income” to such Shareholder and generally will be taxed at long-term capital gain rates, provided the Shareholder satisfies the applicable holding period and other requirements. “Qualified dividend income” generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Given the Fund’s investment strategy, it is not expected that a significant portion of the distributions made by the Fund will be eligible for the dividends-received deduction or the reduced rates applicable to “qualified dividend income.”

If a person acquires Shares shortly before the record date of a distribution, the price of the Shares may include the value of the distribution, and the person will be subject to tax on the distribution even though economically it may represent a return of his, her or its investment in such Shares.

Distributions paid by the Fund generally will be treated as received by a Shareholder at the time the distribution is made. However, the Fund may, under certain circumstances, elect to treat a distribution that is paid during the following tax year as if it had been paid during the tax year in which the income or gains supporting the distribution was earned. If the Fund makes such an election, the Shareholder will still be treated as receiving the distribution in the tax year in which the distribution is received. In this instance, however, any distribution declared by the Fund in October, November or December of any calendar year, payable to Shareholders of record on a specified date in such a month and actually paid during January of the following calendar year, will be treated for tax purposes as if it had been received by Shareholders on December 31 of the calendar year in which the distribution was declared.

Shareholders will be notified annually, as promptly as practicable after the end of each calendar year, as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the NAV of those Shares.

Sale or Exchange of Shares

The repurchase or transfer of Shares may result in a taxable gain or loss to the tendering Shareholder. Different tax consequences may apply for tendering and non-tendering Shareholders in connection with a repurchase offer. For example, if a Shareholder does not tender all of his or her Shares, such repurchase may  be treated as a dividend (as opposed to a sale or exchange) for U.S. federal income tax purposes, and may result in deemed distributions to non-tendering Shareholders. On the other hand, Shareholders holding Shares as capital assets who tender all of their Shares (including Shares deemed owned by Shareholders under constructive ownership rules) will be treated as having sold their Shares and generally will recognize capital gain or loss. The amount of the gain or loss will be equal to the difference between the amount received for the Shares and the Shareholder’s adjusted tax basis in the relevant Shares. Such gain or loss generally will be a long-term capital gain or loss if the Shareholder has held such Shares as capital assets for more than one year. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Losses realized by a Shareholder on the sale or exchange of Shares held as capital assets for six months or less will be treated as long-term capital losses to the extent of any distribution of long-term capital gains received (or deemed received, as discussed above) with respect to such Shares. In addition, no loss will be allowed on a sale or other disposition of Shares if the Shareholder acquires (including through reinvestment of distributions or otherwise) Shares, or enters into a contract or option to acquire Shares, within 30 days before or after any disposition of such Shares at a loss. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Under current law, net capital gains recognized by non-corporate Shareholders are generally subject to U.S. federal income tax at lower rates than the rates applicable to ordinary income.

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In general, U.S. Shareholders currently are generally subject to a maximum federal income tax rate of either 15% or 20% (depending on whether the Shareholder’s income exceeds certain threshold amounts) on their net capital gain (i.e., the excess of realized net long-term capital gains over realized net short-term capital losses), including any long-term capital gain derived from an investment in Shares. Such rate is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Shareholders currently are subject to U.S. federal income tax on net capital gain at the maximum 21% rate also applied to ordinary income. Non-corporate Shareholders with net capital losses for a tax year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each tax year. Any net capital losses of a non-corporate Shareholder in excess of $3,000 generally may be carried forward and used in subsequent tax years as provided in the Code. Corporate Shareholders generally may not deduct any net capital losses for a tax year, but may carry back such losses for three tax years or carry forward such losses for five tax years.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from repurchases or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. U.S. persons that are individuals, estates or trusts are urged to consult their tax advisors regarding the applicability of this tax to their income and gains in respect of their investment in the Fund.

The Fund (or if a U.S. Shareholder holds Shares through an intermediary, such intermediary) will send to each of its U.S. Shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per Share and per distribution basis, the amounts includible in such U.S. Shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally will be reported to the IRS, including the amount of distributions, if any, eligible for the preferential maximum rate generally applicable to long-term capital gains. Distributions paid by the Fund generally will not be eligible for the corporate dividends received deduction or the preferential tax rate applicable to Qualifying Dividends because the Fund’s income generally will not consist of dividends. Distributions may also be subject to additional state, local and foreign taxes depending on a U.S. Shareholder’s particular situation.

Under U.S. Treasury regulations, if a Shareholder recognizes losses with respect to Shares of $2 million or more for an individual Shareholder or $10 million or more for a corporate Shareholder, the Shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct Shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Reporting of adjusted cost basis information is required for covered securities, which generally include shares of a RIC acquired after January 1, 2012, to the IRS and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

Backup Withholding and Information Reporting

Information returns will be filed with the IRS in connection with payments on Shares and the proceeds from a sale or other disposition of Shares. A Shareholder will be subject to backup withholding on all such payments if it fails to provide the payor with its correct taxpayer identification number (generally, in the case of a U.S. resident Shareholder, on an IRS Form W-9) and to make required certifications or otherwise establish an exemption from backup withholding. Corporate Shareholders and certain other Shareholders generally are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld as backup withholding may be credited against the applicable Shareholder’s U.S. federal income tax liability, provided the required information is timely furnished to the IRS.

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Taxation of Non-U.S. Shareholders

Whether an investment in the Fund is appropriate for a non-U.S. Shareholder (as defined below) will depend upon that investor’s particular circumstances. An investment in the Fund by a non-U.S. Shareholder may have adverse tax consequences. Non-U.S. Shareholders should consult their tax advisors before investing in Shares.

The U.S. federal income taxation of a Shareholder that is a nonresident alien individual, a foreign trust or estate or a foreign corporation, as defined for U.S. federal income tax purposes (a “non-U.S. Shareholder”), depends on whether the income that the Shareholder derives from the Fund is “effectively connected” with a U.S. trade or business carried on by the Shareholder.

If the income that a non-U.S. Shareholder derives from the Fund is not “effectively connected” with a U.S. trade or business carried on by such non-U.S. Shareholder, distributions of “investment company taxable income” (including any deemed distributions with respect to a repurchase offer) will generally be subject to a U.S. federal withholding tax at a rate of 30% (or a lower rate provided under an applicable treaty). Alternatively, if the income that a non-U.S. Shareholder derives from the Fund is effectively connected with a U.S. trade or business of the non-U.S. Shareholder, the Fund will not be required to withhold U.S. federal tax if the non-U.S. Shareholder complies with applicable certification and disclosure requirements, although such income will be subject to U.S. federal income tax in the manner described below and at the rates applicable to U.S. residents. Backup withholding will not, however, be applied to payments that have been subject to this 30% withholding tax applicable to non-U.S. Shareholders.

A non-U.S. Shareholder whose income from the Fund is not “effectively connected” with a U.S. trade or business will generally be exempt from U.S. federal income tax on capital gains distributions, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of Shares. If, however, such a non-U.S. Shareholder is a nonresident alien individual and is physically present in the United States for 183 days or more during the tax year and meets certain other requirements such capital gains distributions, undistributed capital gains and gains from the sale or exchange of Shares will be subject to a 30% U.S. tax.

Furthermore, properly designated distributions by the Fund and received by non-U.S. Shareholders are generally exempt from U.S. federal withholding tax when they (a) are paid by the Fund in respect of the Fund’s “qualified net interest income” (i.e., the Fund’s U.S. source interest income, subject to certain exceptions, reduced by expenses that are allocable to such income), or (b) are paid by the Fund in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gains over the Fund’s long-term capital losses for such tax year). However, depending on the circumstances, the Fund may designate all, some or none of the Fund’s potentially eligible distributions as derived from such qualified net interest income or from such qualified short-term capital gains, and a portion of such distributions (e.g., derived from interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. Moreover, in the case of Shares held through an intermediary, the intermediary may have withheld amounts even if the Fund reported all or a portion of a distribution as exempt from U.S. federal withholding tax. To qualify for this exemption from withholding, a non-U.S. Shareholder must comply with applicable certification requirements relating to its non-U.S. tax residency status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP, or an acceptable substitute or successor form). Thus, an investment in the Shares by a non-U.S. Shareholder may have adverse tax consequences as compared to a direct investment in the assets in which the Fund will invest.

If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. Shareholder, any distributions of “investment company taxable income,” capital gains distributions, amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of Shares will be subject to U.S. income tax, on a net income basis, in the same manner, and at the graduated rates applicable to, U.S. persons. If such a non-U.S. Shareholder is a corporation, it may also be subject to the U.S. branch profits tax.

A non-U.S. Shareholder other than a corporation may be subject to backup withholding on net capital gains distributions that are otherwise exempt from withholding tax or on distributions that would otherwise be taxable at a reduced treaty rate if such Shareholder does not certify its non-U.S. status under penalties of perjury or otherwise establish an exemption.

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If the Fund distributes net capital gains in the form of deemed rather than actual distributions, a non-U.S. Shareholder will be entitled to a U.S. federal income tax credit or tax refund equal to the Shareholder’s allocable share of the tax the Fund pays on the capital gains deemed to have been distributed. To obtain the refund, the non-U.S. Shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the non-U.S. Shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a federal income tax return.

Under the Foreign Account Tax Compliance Act provisions of the Code, withholding of U.S. tax (at a 30% rate) is required on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

The tax consequences to a non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. Shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the potential application of the U.S. estate tax.

Other Taxes

Shareholders may be subject to state, local and non-U.S. taxes applicable to their investment in the Fund. In those states or localities, entity-level tax treatment and the treatment of distributions made to Shareholders under those jurisdictions’ tax laws may differ from the treatment under the Code. Accordingly, an investment in Shares may have tax consequences for Shareholders that are different from those of a direct investment in the Fund’s portfolio investments. Shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

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CHOOSING A SHARE CLASS

The Fund offers three classes of shares: Class A, Class U and Institutional Class. Class A shares and Institutional Class shares are offered through another prospectus, which you should read prior to investing in one of those share classes. Each class of shares is designed for specific types of investors and has its own fee structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and the length of time that you expect to invest. Not all financial intermediaries make all classes of shares available to their clients. Third parties making Fund shares available to their clients determine which share class(es) to make available.

Class U shares

Class U shares are available exclusively through financial intermediaries with which the Fund has a selling agreement to distribute Class U shares (“Authorized Intermediaries”), which may charge transaction fees with respect to your purchase. Class U shares of the Fund are purchased at net asset value, plus an initial sales charge and are subject to 12b-1 fees. Class U shares are intended for investors who (i) meet the investment minimum for Class U shares; (ii) are clients of an Authorized Intermediary; and (iii) are “accredited investors,” as the term is defined in Regulation D under the 1933 Act.

The minimum initial investment in the Fund is $50,000 for Class U shares. The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through an Authorized Intermediary. If your investment is aggregated into an omnibus account established by your Authorized Intermediary, the account minimums apply to the omnibus account, not to your individual investment. Your Authorized Intermediary may also impose minimum requirements that are different from those set forth in this Prospectus.

It is expected that Class U shares of the Fund will automatically convert to Class A shares of the Fund on October 31, 2021. Class A shares of the Fund are offered through another prospectus. Be sure to read the current prospectus for Class A shares of the Fund. It is currently expected that the Fund will cease offering Class U shares on May 31, 2021.

Class A shares

This section describes the general features of the Class A shares into which it is expected that Class U shares will automatically convert on October 31, 2021. However, sales charge and repurchase fees are not applied to any conversion of all or a portion of Class U shares of the Fund for Class A shares of the Fund. Additionally, Class A shares of the Fund received as a result of a conversion from Class U shares of the Fund will not be subject to a CDSC upon repurchase by the Fund.

Class A shares, which are offered through another prospectus, are available through registered broker-dealers, banks, advisers and other financial institutions. Class A shares of the Fund are purchased at net asset value, plus an initial sales charge and subject to 12b-1 fees. There is no initial sales charge on purchases of Class A shares of $500,000 or more; however, a contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed if such Class A shares are repurchased within twelve (12) months of their purchase. Class A shares are intended for (i) investors who meet the investment minimum for Class A shares, (ii) investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Class A shares and (iii) retirement plans whose sponsors or administrators have entered into arrangements with the Fund’s distributor.

The minimum initial investment in the Fund is $1,000 for all account types for Class A shares. With respect to Class A shares, the Adviser may, in its sole discretion, waive the minimum for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower the Class A shares investment minimum for investors who invest in Class A shares of the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other financial intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. With respect to Class A shares, if you choose to purchase or redeem shares directly from the Fund, you will not incur charges on redemptions. However, if you purchase or redeem shares through a broker-dealer or other financial intermediary, you may be charged a fee by that intermediary.
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PLAN OF DISTRIBUTION

Quasar Distributors, LLC, located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202 (the “Distributor”), is the principal underwriter of Shares of the Fund. Shares may be purchased only through the Distributor. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of its contract with the Fund. The Distributor is not obligated to sell any specific amount of Shares of the Fund. The Distributor will also act as agent for the Fund in connection with repurchases of Shares.

Shares of the Fund will be continuously offered through the Distributor, as the exclusive distributor. The Fund has authorized one or more Authorized Intermediaries to receive orders for Class U shares on its behalf.  Such Authorized Intermediaries are authorized to designate other intermediaries to receive orders on the Fund’s behalf. The Fund will be deemed to have received an order when an Authorized Intermediary or, if applicable, an Authorized Intermediary’s authorized designee, receives the order. The Shares are offered at NAV per share (plus any applicable sales charge) calculated each regular business day.

The Fund and the Distributor will have the sole right to accept orders to purchase Shares and reserve the right to reject any order in whole or in part.

Investors may be charged a fee if they effect transactions through a financial intermediary.

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act with respect to Class U shares (the “Plan”).

The Plan provides that the Fund will pay a distribution fee of 0.25% of the average daily net assets of the Class U shares of the Fund in connection with the distribution of the class’s shares, including, but not necessarily limited to, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature. The Class U distribution fee may include up to 0.25% of the average daily net assets of the Fund’s Class U shares for shareholder services. The Distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the class’s shares, or who provides certain shareholder services, pursuant to a written agreement.

The Fund has also adopted a plan under Rule 12b-1 of the 1940 Act with respect to Class A shares (the “Class A Plan”). The Class A Plan provides that the Fund will pay a distribution fee of 0.25% of the average daily net assets of the Class A shares of the Fund in connection with the distribution of that class’s shares, including, but not necessarily limited to, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature. The Class A distribution fee may include up to 0.25% of the average daily net assets of the Fund’s Class A shares for shareholder services. The Distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the class’s shares, or who provides certain shareholder services, pursuant to a written agreement.

Over time, 12b-1 fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

No market currently exists for the Shares. The Shares are not listed and the Fund does not currently intend to list its Shares for trading on any securities exchange, and does not anticipate that a secondary market will develop for its Shares. Neither the Adviser nor the Distributor intends to make a market in the Shares.

The Distributor is not obligated to buy any of the Shares and does not intend to make a market in the Shares. The Fund has agreed to indemnify the Distributor and certain of the Distributor’s affiliates against certain liabilities, including certain liabilities arising under the 1933 Act. To the extent consistent with applicable law, the Distributor has agreed to indemnify the Fund and each Trustee and former Trustee against certain liabilities under the 1933 Act and in connection with the services rendered to the Fund.

Pursuant to the Fund’s agreement with the Distributor, the Distributor receives fees from the Fund for services performed as the distributor of Shares.
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SALES CHARGES – CLASS U SHARES

Purchase of Class U Shares

Class U shares of the Fund are purchased at the public offering price. The public offering price is the next determined NAV per share plus a sales charge as shown in the table below. The table below also shows the portion of the sales charge that may be re-allowed to the broker-dealer or financial intermediary through whom you purchased your Class U shares.

	Sales Charge as a % of:
Amount of Investment	Public Offering Price	Net Amount Invested	Dealer Concession as % of Public Offering Price
$249,999 or less	1.50%	1.52%	1.50%
$250,000 through $999,000	0.75%	0.76%	0.75%
Over $1,000,000	None	None	None

The Adviser will pay a commission to the Authorized Intermediary of record for investors’ purchases of Class U shares. Such commissions are paid monthly at the rate of 1.50% of the purchase amount.

The Authorized Intermediary of record will also receive an annual distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets of Class U shares pursuant to the Plan, calculated and payable monthly.

Under certain circumstances, the Distributor may change the concession to dealers and may also compensate dealers out of its own assets. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the 1933 Act. The Distributor retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record and any portion of a sales charge that is not re-allowed to a broker-dealer or financial intermediary.

The following sections discuss ways to obtain discounts on sales charges on Class U shares of the Fund.

Rights of Accumulation – Class U Shares

Any “purchaser” (as defined below) may buy Class U shares of the Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net amount invested of all Class A and Class C shares of the Fund and the series of Angel Oak Funds Trust (together with the Fund, the “Angel Oak Funds”) then held by the purchaser and applying the sales charge applicable to such aggregate. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The rights of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

For purposes of determining the applicable sales charge discount, a “purchaser” includes an individual, the individual’s spouse and the individual’s children under the age of 21, purchasing Class U shares for the individual’s own account or account with the individual’s spouse and/or children; or a trustee or other fiduciary purchasing Class U shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that purchases are aggregated and submitted by a single source and quarterly confirmation of such purchases can be provided to that single source; or an organized group, provided that the purchases are made through a central administrator, or a single dealer.

Shareholder’s Responsibility with Respect to Breakpoint Discounts

To obtain the Class U sales charge discount set forth above, you must inform your Authorized Intermediary of the existence of any eligible amounts under any Rights of Accumulation in accounts held by family members at the time of purchase. You must inform your Authorized Intermediary of all shares of the Angel Oak Funds held (i) in your account(s) at the Authorized Intermediary, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to family members. IF YOU FAIL TO INFORM YOUR AUTHORIZED INTERMEDIARY OR THE FUND OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Fund will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Fund, the Transfer Agent, and financial intermediaries may not maintain this information.

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Additional Payments to Dealers

In addition to dealer concessions and payments made by the Fund for distribution and shareholder servicing and the commission paid by the Adviser to an Authorized Intermediary described in the Prospectus, the Adviser or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which includes broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Adviser or its affiliates, out of their own resources, which may include profits derived from servicing the Fund. Such payments by such parties may create an incentive for these financial institutions to recommend that you purchase Fund shares.

In return for these Additional Payments, the Adviser expects to receive certain marketing or servicing advantages that are not generally available to funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and the ability to assist in training and educating the selling agent’s registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under its distribution plan pursuant to Rule 12b-1 under the 1940 Act (described in the Statement of Additional Information). In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings) or other service providers.

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular fund over other funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from fund advisers and distributors, as well as how your financial consultant is compensated.
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HOW TO BUY SHARES

Shareholders should contact their Authorized Intermediary regarding purchase procedures. All investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of Shares. Purchase through a financial intermediary does not affect these eligibility requirements.

A purchase of Shares will be made at the NAV per share (plus any applicable sales charge) next determined following receipt of a purchase order in good order by the Fund, its authorized agent, its Distributor’s authorized agent, or Authorized Intermediary or the Authorized Intermediary’s designee if received at a time when the Fund is open to new investments. A purchase order is in “good order” when the Fund, its Distributor’s agent, an Authorized Intermediary or, if applicable, an Authorized Intermediary’s designee, receives all required information, including properly completed and signed documents, and the purchase order is approved by the Adviser. Once the Fund (or one of its authorized agents) accepts a purchase order, you may not cancel or revoke it. The Fund reserves the right to cancel any purchase order it receives if the Fund believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Some Intermediaries may impose different or additional eligibility requirements. The Adviser has the discretion to further modify or waive their eligibility requirements.

Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates. The Fund reserves the right to refuse any request to purchase Shares. The Shares are subject to the investment minimums described below.

Investment Minimum

The minimum initial investment in Class U shares of the Fund is $50,000. The Adviser may, in its sole discretion, waive this minimum for accounts participating in an automatic investment program and in certain other circumstances. Your Authorized Intermediary may also impose minimum requirements that are different from those set forth in this Prospectus.

Automatic Conversion to Class A Shares

It is expected that your Class U shares of the Fund will automatically convert to Class A shares of the Fund on October 31, 2021. Class A shares of the Fund are offered through another prospectus. Be sure to read the current prospectus for Class A shares of the Fund. It is currently expected that the Fund will cease offering Class U shares on May 31, 2021.

Sales charge and repurchase fees are not applied to any conversion of all or a portion of your Class U shares of the Fund for Class A shares of the fund. Class A shares of the Fund received as a result of a conversion from Class U shares of the Fund will not be subject to a CDSC upon repurchase by the Fund.

A conversion from Shares of one class to Shares of another class within the Fund is generally not a taxable transaction for federal income tax purposes.

Other Policies

No Share Certificates. The issuance of Shares is recorded electronically on the books of the Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of Shares of the Fund you own. You can rely on these statements in lieu of certificates. The Fund does not issue certificates representing Shares of the Fund.

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Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying information.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.

Federal law prohibits the Fund and other financial institutions from opening a new account on behalf of a natural person unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional Shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and repurchasing an investor’s Shares when an investor’s identity is not verified.

In addition, the Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Fund Closings

The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted. The Fund may re-open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser. Any such opening and closing of the Fund will be disclosed to investors via a supplement to this Prospectus.

Liquidation or Reorganization

To the extent authorized by law, the Fund reserves the right to discontinue offering Shares at any time, to merge or reorganize itself or a class of Shares, or to cease operations and liquidate at any time. A liquidation may have adverse tax consequences to Shareholders. If the Fund were to liquidate, Shareholders would receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to Shareholders, resulting in a gain or loss for tax purposes, depending upon a Shareholder’s basis in his or her Shares of the Fund. A Shareholder would not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the Shareholder (such as sales loads, account fees, or fund expenses), and a Shareholder may receive an amount in liquidation less than his or her original investment.

DISTRIBUTIONS

The Fund intends to distribute to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. Distributions from the Fund’s net investment income are accrued daily and typically paid monthly.

In certain circumstances, a distribution by the Fund could constitute a return of capital. For example, in some instances, distributions may be made on the basis of estimates regarding the depreciation and drawdown of certain assets, and there may be a mismatch between those estimates and the income ultimately realized, which may result in a distribution payment that exceeds the Fund’s net investment income and realized net capital gains. To the extent that any portion of the Fund’s monthly distributions are considered a return of capital to Shareholders, such portion would not be considered dividends for U.S. federal income tax purposes, and would represent a return of the amounts that such Shareholders invested.  Although such return of capital distributions are not currently taxable to Shareholders, such distributions will have the effect of lowering a Shareholder’s tax basis in such Shares, and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value.  The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, as well as any undistributed net capital gain realized during the tax year.  If the total distributions made in any tax year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits and as return of capital thereafter. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce Shareholders’ tax basis in Shares and are treated as gain from the sale of the Shares to the extent the basis would be reduced below zero.

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Each year, a statement on Form 1099-DIV identifying the sources of the distributions (i.e., paid from ordinary income, paid from net capital gains on the sale of securities, and/or a return of capital, which is a nontaxable distribution) will be furnished to Shareholders subject to IRS reporting. Fund ordinary distributions may exceed the Fund’s earnings, especially during the period before the Fund has substantially invested the proceeds from this offering. To the extent that the Fund pays distributions to Shareholders using proceeds it receives from Fund distributions, such distributions generally would constitute a return of investor capital and generally will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment rather than a return of earnings or gains derived from the Fund’s investment activities. There can be no assurance that the Fund will be able to pay distributions at a specific rate or at all.

The dividend distributions described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Please refer to the Fund’s most recent Section 19(a) notice, available at www.angeloakfunds.com, for additional information regarding the composition of distributions. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

As discussed in the “Tax Aspects” section, to qualify for and maintain RIC tax treatment, the Fund is required to distribute on a timely basis with respect to each tax year dividends for U.S. federal income tax purposes of an amount at least equal to the sum of 90% of “investment company taxable income” and net tax-exempt interest income, determined without regard to any deduction for dividends paid, for such tax year. To avoid certain excise taxes imposed on RICs, the Fund is required to distribute in respect of each calendar year dividends of an amount at least equal to the sum of (1) 98% of ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of capital gain net income (adjusted for certain ordinary losses) generally for the one-year period ending on October 31 of the calendar year and (3) any ordinary income and capital gain net income for previous calendar years that were not distributed during such calendar years and on which the Fund paid no U.S. federal income tax. The Fund can offer no assurance that it will achieve results that will permit the payment of any cash distributions. If the Fund issues senior securities, the Fund will be prohibited from making distributions if doing so causes it to fail to maintain the asset coverage ratios stipulated by the 1940 Act or if distributions are limited by the terms of any of the Fund’s borrowings. Any such limitations would adversely impact the Fund’s ability to make distributions to Shareholders.

Dividend Reinvestment Plan

All distributions will be reinvested in Shares unless a Shareholder chooses one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Shares; (2) reinvest dividends in additional Shares and receive capital gains in cash; or (3) receive all distributions in cash. Dividends are taxable whether reinvested in additional Shares or received in cash. You may notify the Transfer Agent in writing to:

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71

•	Choose to receive dividends or distributions (or both) in cash; or
•	Change the way you currently receive distributions

Shareholders have the option of having Shares distributed in lieu of cash. The number of Shares that will be distributed in lieu of cash is determined by dividing the dollar amount of the distribution to be reinvested by the NAV as of the close of business on the day of the distribution. There is no sales or other charge for reinvestment. Shareholders can withdraw from the plan and elect to receive cash at any time by giving written notice to the Transfer Agent at least five calendar days prior to the record date of the distribution.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact the Transfer Agent by telephone at (855) 751-4324.
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FISCAL YEAR; REPORTS

For accounting purposes, the Fund’s fiscal year and tax year end is January 31. As soon as practicable after the end of each calendar year, a statement on Form 1099-DIV identifying the sources of the distributions paid by the Fund to Shareholders for tax purposes will be furnished to Shareholders subject to IRS reporting. In addition, the Fund will prepare and transmit to Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

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73

INQUIRIES

Inquiries concerning the Fund and the Shares should be directed to:

Angel Oak Strategic Credit Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
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APPENDIX A—WAIVERS AND DISCOUNTS AVAILABLE FROM INTERMEDIARIES ON CLASS A SHARES (WHICH ARE OFFERED IN A SEPARATE PROSPECTUS)

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly with the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Shares. For waivers or discounts not available through a particular financial intermediary described in this Appendix A, investors will have to purchase Fund shares directly from the Fund (or the Distributor) or through another intermediary to receive these waivers or discounts.

Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, shareholders purchasing fund shares through a Janney Montgomery Scott LLC (“Janney”) account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Janney
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

Front-end Sales Load Discounts available at Janney: Breakpoints and/or Rights of Accumulation
Breakpoints as described in the Fund’s Prospectus.
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

A-1

Merrill Lynch

Shareholders purchasing Shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the Fund (but not any other fund within the fund family)
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

CDSC Waivers on Class A Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in this Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this Prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

A-2

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund Shares through a Morgan Stanley Wealth Management platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs, or Keogh plans

Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the Fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

A-3

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Raymond James
Shares purchased in an investment advisory program.
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A Shares available at Raymond James
Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus.
Return of excess contributions from an IRA Account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
Shares acquired through a right of reinstatement.

Front-end Sales Load Discounts available at Raymond James: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

A-4

Oppenheimer & Co. Inc. (“OPCO”)

Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.
Shares purchased through an OPCO affiliated investment advisory program.
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales loan (known as Rights of Reinstatement).

A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO.

Employees and registered representatives of OPCO or its affiliates and their family members.
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.

CDSC Waivers on A Shares available at OPCO
Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
Return of excess contributions from an IRA account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Prospectus.
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.
Shares acquired through a right of reinstatement.

Front-end Load Discounts available at OPCO: Breakpoints, Rights of Accumulation & Letter of Intent
Breakpoints as described in this Prospectus.
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

A-5

Investors should rely only on the information contained in this Prospectus. No dealer, salesperson or other individual has been authorized to give any information or to make any representations that are not contained in this Prospectus. If any such information or statements are given or made, investors should not rely upon such information or representations. This Prospectus does not constitute an offer to sell any securities other than those to which this Prospectus relates, or an offer to sell to, or a solicitation of an offer to buy from, any person in any jurisdiction where such an offer or solicitation would be unlawful. This Prospectus speaks as of the date set forth below. Investors should not assume that the delivery of this Prospectus or that any sale made pursuant to this Prospectus implies that the information contained in this Prospectus will remain fully accurate and correct as of any time subsequent to the date of this Prospectus.

ANGEL OAK STRATEGIC CREDIT FUND
CLASS U SHARES OF BENEFICIAL INTEREST

PROSPECTUS

May 31, 2020

PROSPECTUS

May 31, 2020

ANGEL OAK STRATEGIC CREDIT FUND
CLASS A SHARES (ASCAX) AND
INSTITUTIONAL CLASS SHARES (ASCIX)
OF BENEFICIAL INTEREST

The Angel Oak Strategic Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

Investment Objective. The Fund seeks total return.

Interval Fund. The Fund operates as an “interval fund” (defined below) pursuant to which it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding common shares of beneficial interest (“Shares”) at net asset value (“NAV”). The Fund will not be required to repurchase Shares at a shareholder’s option nor will Shares be exchangeable for units, interests or shares of any investment of the Fund. In connection with each repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to shareholders, investors should consider the Shares to be illiquid.

Principal Investment Strategies. In pursuing its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments.  These credit-related instruments may consist of a broad range of instruments across liquid and illiquid asset classes, including: corporate debt, with a focus on subordinated debt and senior debt of banks and diversified financials companies; agency and non-agency residential mortgage-backed securities (“RMBS”); commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”); asset-backed securities (“ABS”); residential loans and mortgages; and municipal securities.  The Fund may invest without limit in below investment grade fixed income instruments, which are commonly referred to as “junk” or “high-yield” instruments and are regarded as speculative with respect to the issuer’s ability to pay interest and repay principal.  The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries.  The Fund may also invest in preferred securities.  The Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of investment)) in RMBS (agency and non-agency) and CMBS.  For purposes of the Fund’s 80% investment policy, the Fund may also invest in derivative instruments that are linked to, or provide investment exposure to, credit instruments.

Unlisted Closed-End Fund. An investment in the Fund is subject to, among others, the following risks:

•	There is not expected to be any secondary trading market in the Shares.

•	Unlike an investor in most closed-end funds, Shareholders should not expect to be able to sell their Shares regardless of how the Fund performs. An investment in the Fund is considered illiquid.
•	An investor may pay a sales charge of up to 2.25% for Class A shares.
•
Unlike most closed-end funds, the Shares are not listed on any securities exchange. The Fund intends to provide liquidity through quarterly offers to repurchase a limited amount of the Fund’s Shares (at least 5%).

•	There is no assurance that monthly distributions paid by the Fund will be maintained at a certain level or that dividends will be paid at all.
•
The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Shareholders through distributions will be distributed after payment of fees and expenses.

•
A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Investing in Shares involves a high degree of risk. See “Types of Investments and Related Risks” beginning on page 23 of this Prospectus.

	Per Class A Share(1)	Per Institutional Class Share(1)	Total(1)
Public Offering Price	Current NAV, plus sales charge	Current NAV	Up to $250,000,000
Sales Charge (Load)(1)	Up to 2.25%	None	N/A
Proceeds to the Fund (before Expenses)(2)	$ Amount invested at current NAV	$ Amount invested at current NAV	Up to $250,000,000

____________________

(1)
The minimum initial investment for Class A shares of the Fund is $1,000, and the minimum subsequent investment for Class A shares of the Fund is $100. The minimum initial investment for Institutional Class shares of the Fund is $50,000. These minimums may be waived for certain investors. Class A shares are subject to a sales charge of up to 2.25%. Institutional Class shares of the Fund are not subject to sales charges. The table assumes the maximum sales charge is imposed.

(2)
Assumes all Shares currently registered are sold in the continuous offering. The Adviser will also bear certain ongoing offering costs associated with the Fund’s continuous offering of Shares. See “Fund Expenses.”

Investment Adviser. The investment adviser to the Fund is Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”), an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio.

Securities Offered. The Fund is offering on a continuous basis up to 10,000,000 Shares. For Class A shares, the maximum sales charge is 2.25% of the amount invested. Institutional Class shares are not subject to sales charges. The minimum initial investment for Class A shares of the Fund is $1,000, and the minimum subsequent investment for Class A shares of the Fund is $100. The minimum initial investment for Institutional Class Shares is $50,000, while subsequent investments may be made in any amount. The Fund reserves the right to waive the investment minimum. Shares are being offered through Quasar Distributors, LLC (the “Distributor”) at an offering price equal to the Fund’s then current NAV per Share plus any applicable sales charge.

This Prospectus concisely provides the information that a prospective investor should know about the Fund before investing. Investors are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information, dated May 31, 2020 (the “Statement of Additional Information”), has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus. The Statement of Additional Information and the Fund’s annual and semi-annual reports and other information filed with the SEC, can be obtained upon request and without charge by writing to the Fund at c/o U.S. Bank Global Fund Services at P.O. Box 701, Milwaukee, WI 53201-0701, by calling (855) 751-4324 or by visiting the Fund’s website at www.angeloakcapital.com. The table of contents of the Statement of Additional Information appears on page 78 of this Prospectus. Investors may request the Statement of Additional Information, annual and semi-annual reports, and other information about the Fund or make Shareholder inquiries by calling (855) 751-4324 or by visiting www.angeloakcapital.com. In addition, the contact information provided above may be used to request additional information about the Fund and to make Shareholder inquiries. The Statement of Additional Information, other material incorporated by reference into this Prospectus and other information about the Fund is also available on the SEC’s website at http://www.sec.gov. The address of the SEC’s website is provided solely for the information of prospective investors and is not intended to be an active link.

Shares are not deposits or obligations of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and Shares are not insured by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System or any other government agency.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as your broker-dealer or bank) or, if you are a direct investor, by calling (855) 751-4324.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (855) 751-4324 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

TABLE OF CONTENTS

Table of Contents - Prospectus - Class A & Institutional Shares

SUMMARY OF TERMS

This is only a summary and does not contain all of the information that a prospective investor should consider before investing in the Fund. Before investing, a prospective investor in the Fund should carefully read the more detailed information appearing elsewhere in this Prospectus and the Statement of Additional Information.

THE FUND	The Fund is a Delaware statutory trust that is registered under the 1940 Act as a diversified, closed-end management investment company. The Fund is operated as an “interval fund” (as defined below).

THE ADVISER	Angel Oak serves as the Fund’s investment adviser. Angel Oak is registered as an investment adviser with the SEC under the Advisers Act.

INVESTMENT OBJECTIVE	The Fund seeks total return.

INVESTMENT OPPORTUNITIES AND STRATEGIES
In pursuing its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments.  These credit-related instruments may consist of a broad range of instruments across liquid and illiquid asset classes, including: corporate debt, with a focus on subordinated debt and senior debt of banks and diversified financials companies; agency and non-agency residential mortgage-backed securities (“RMBS”); commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”); asset-backed securities (“ABS”); residential loans and mortgages; and municipal securities.  The Fund may invest without limit in below investment grade fixed income instruments, which are commonly referred to as “junk” or “high-yield” instruments and are regarded as speculative with respect to the issuer’s ability to pay interest and repay principal.  The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries.  The Fund may also invest in preferred securities.  The Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of investment)) in RMBS (agency and non-agency) and CMBS.  The Fund’s policy to concentrate its investments in RMBS and CMBS is fundamental and may not be changed without shareholder approval.  For purposes of the Fund’s 80% investment policy, the Fund may also invest in derivative instruments that are linked to, or provide investment exposure to, credit instruments. Such derivative instruments will be valued on a mark-to-market basis. The Fund’s 80% investment policy is not fundamental and may be changed without shareholder approval. The Fund will provide shareholders with 60 days’ notice of any change in its 80% investment policy.

The Fund does not have a policy to target a particular average maturity or duration and may invest in fixed income securities of any maturity or duration. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

Table of Contents - Prospectus - Class A & Institutional Shares

In managing the Fund’s portfolio, the Adviser uses a relative value analysis, and sector allocation is conducted across all fixed income asset classes.  The Fund’s asset allocation is not static and is expected to change over time. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. This top-down approach incorporates analysis of interest rates, global economic expectations, and fixed income valuation.

PORTFOLIO COMPOSITION
The Fund’s portfolio will consist primarily of:

Subordinated Debt, Senior Debt and Preferred Securities of Banks and Diversified Financials Companies.  Subordinated debt securities, sometimes also called “junior debt” or “sub-debt,” are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock, and common stock issued by the bank. To a lesser extent, the Fund may also invest in similar securities of other U.S. and non-U.S. financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance companies, brokerage and advisory firms, insurance companies and financial holding companies. Many subordinated debt securities may be unrated and some may be considered high-yield securities or “junk bonds.” See “High Yield Securities.”  Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities, as well as issuer-specific and market risks applicable generally to equity securities. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.

Subordinated debt securities and Structured Products (defined below) collateralized by such securities typically have floating or variable interest rates based on the London Inter-bank Offered Rate (“LIBOR”), or may have a fixed coupon for a period of years and then convert to a floating rate, and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. See “Risks—LIBOR Risk.”

Residential Mortgage-Backed Securities.  RMBS are fixed income instruments that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property.  The Fund may purchase, without limitation, RMBS that may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade, unrated or in default.  The Fund acquires RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks.  The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans.  The investment characteristics of RMBS differ from traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying residential mortgage loans or other assets generally may be prepaid at any time.

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Commercial Mortgage-Backed Securities.  CMBS are fixed income instruments that are secured by mortgage loans on commercial real property.  CMBS typically take the form of multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They generally are structured to provide protection to investors in senior tranches against potential losses on the underlying mortgage loans. Such protection generally is provided by causing holders of subordinated classes of securities (“Subordinated CMBS”) to take the first loss in the event of defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization. The Fund may invest in CMBS of any credit quality, including, without limitation, Subordinated CMBS, CMBS that are rated below investment grade or are unrated and CMBS that are in default.

High Yield Securities.  The Fund may invest in below investment grade bonds of corporate issuers. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality. There is no minimum credit quality for securities in which the Fund may invest.  The Fund will not acquire defaulted bonds of corporate issuers but may hold such securities in the event that a corporate issuer defaults.

Structured Products.  The Fund may invest in CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations (“Structured Products”). The risks of an investment in a Structured Product depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, Structured Products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund will, at times, invest in Structured Products that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results. The most subordinate tranche of a Structured Product has the highest risk of default and losses to the Fund.

Derivatives.  Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives to gain or adjust exposure to markets, sectors, securities and currencies and to manage exposure to risks relating to creditworthiness, interest rate spreads, volatility and changes in yield curves. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions, including currency options and forward currency contracts, to hedge non-U.S. Dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

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International Securities. The Fund may invest in the debt securities of non-U.S. issuers, including direct investments in companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets.  The Fund is not limited in the amount of assets it may invest in such international securities.

Residential Loans and Mortgages.  The Fund may acquire residential loans and mortgages (including through participations, assignments and whole loans) from third-party mortgage originators.  The Fund may purchase residential loans and mortgages from a variety of geographical locations, such loans and mortgages may be of any credit quality, including, without limitation, instruments that are rated below investment grade or are unrated and instruments that are in default.

Municipal Securities.  Municipal securities are types of debt obligations, which may have a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities include, among other instruments, general obligation bonds, revenue bonds, municipal leases, certificates of participation, private activity bonds, and moral obligation bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may purchase municipal securities of any credit quality, including, without limitation, municipal securities that are rated below investment grade or are unrated and municipal securities that are in default.

LEVERAGE
The Fund may use leverage to the extent permitted by the 1940 Act.  The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage generated by reverse repurchase agreements, dollar rolls or similar transactions in an aggregate amount up to 33 1/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. Since the Management Fee (as defined below) is calculated based on the Fund’s average daily net assets, any leverage employed by the Fund will be offset by a corresponding liability in the calculation of the Management Fee.  Accordingly, to the extent the Fund employs leverage, the Adviser will not be paid on Fund assets attributable to leverage. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be.  There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does utilize leverage, what percentage of its assets such leverage will represent. See “Investment Objective and Strategies—Leverage.”

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MANAGEMENT FEE
Pursuant to the investment advisory agreement, dated as of November 9, 2017 (the “Investment Advisory Agreement”), by and between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee (the “Management Fee”) equal to 1.25% of the Fund’s average daily net assets.  A discussion of the factors that the Board of Trustees (“Board”) considered in approving the Fund’s advisory agreement is available in the Fund’s annual report for the fiscal period ended January 31, 2020.

ADMINISTRATOR, TRANSFER AGENT, FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator, fund accountant and transfer agent to the Fund.

Pursuant to the Fund’s agreements with Fund Services, Fund Services will receive fees from the Fund for services performed as administrator, transfer agent and fund accountant. Fund Services expects to receive a fee based on the average daily net assets of the Fund, subject to an annual minimum amount.

INVESTING THROUGH AN INTERMEDIARY
If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent (the “Transfer Agent”) or other service providers if the Shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

DISTRIBUTIONS
The Fund intends to distribute to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. See “Distributions.”
The Board reserves the right to change the distribution policy from time to time.

DIVIDEND REINVESTMENT PLAN
Unless a shareholder indicates another option on the account application, any dividends and capital gain distributions paid to the shareholder by the Fund automatically will be invested in additional Shares. Alternatively, a shareholder may choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Shares; (2) reinvest dividends in additional Shares and receive capital gains in cash; or (3) receive all distributions in cash.  Dividends are taxable whether reinvested in additional Shares or received in cash.

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BOARD OF TRUSTEES	The Board has overall responsibility for monitoring and overseeing the Fund’s management and operations. A majority of the Trustees are Independent Trustees. See “Management of the Fund.”

PURCHASES OF SHARES
The Fund’s Shares are offered on a daily basis. Please see “Plan of Distribution” on page 67 for purchase instructions and additional information.

The minimum initial investment for Class A shares of the Fund is $1,000, and the minimum subsequent investment for Class A shares of the Fund is $100. The minimum initial investment for Institutional Class shares of the Fund is $50,000; subsequent investments may be made in any amount. The Fund reserves the right to waive the investment minimum. See “Distributions—Dividend Reinvestment Plan.”

EXCHANGE OF SHARES
Subject to certain restrictions, you may exchange your Shares in the Fund for Shares of the other class of the Fund or for shares of another Angel Oak mutual fund if you meet the minimum investment requirements for the class into which you would like to exchange. See “How to Buy Shares—Exchange Privilege” on page 72 for additional information.

SHARE REPURCHASE PROGRAM
The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s Shares.

The Fund is an “interval fund,” which is designed to provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with relevant regulatory requirements (as discussed below). If Shareholders tender for repurchase more than the amount of Shares that the Fund has offered to repurchase (the “Repurchase Offer Amount”) for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2.00% of the outstanding Shares. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares, the Fund will repurchase Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum allowable amount of 5% of its outstanding Shares. Quarterly repurchases will occur in the months of March, June, September and December. The Fund’s offer to purchase Shares is a fundamental policy that may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notifications of each quarterly repurchase offer (the “Repurchase Offer Notice”) will be sent to Shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”), which is ordinarily on the third Friday of the month in which the repurchase occurs. The NAV will be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”), although the NAV is expected to be determined as of the close of business on the Repurchase Request Deadline if doing so is not likely to result in significant dilution of the prices of the shares. The Fund expects to distribute payment to Shareholders between one and three business days after the Repurchase Pricing Date and will distribute such payment no later than seven calendar days after such Date. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks. See “Types of Investments and Related Risks—Repurchase Offers Risks.”

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PLAN OF DISTRIBUTION
Quasar Distributors, LLC, (the “Distributor” or “Quasar”), 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Fund’s principal underwriter and acts as the Distributor of the Fund’s Shares on a best efforts basis, subject to various conditions. The Fund’s Shares are offered for sale through the Distributor at NAV plus any applicable sales charge. The Distributor also may enter into broker-dealer selling agreements with other broker dealers for the sale and distribution of the Fund’s Shares.

The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use it best efforts to solicit orders for the sale of the Shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market maker in Fund Shares.

ERISA PLANS AND OTHER TAX-EXEMPT ENTITIES
Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-exempt entities, including employee benefit plans, individual retirement accounts (“IRAs”), 401(k) plans and Keogh plans, may purchase Shares. Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of the ERISA plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. Thus, neither the Fund nor the Adviser will be a fiduciary within the meaning of ERISA with respect to the assets of any ERISA plan that becomes a Shareholder, solely as a result of the ERISA plan’s investment in the Fund. See “ERISA Considerations.”

UNLISTED CLOSED-END INTERVAL FUND STRUCTURE
The Fund has been organized as a continuously offered, diversified closed-end management investment company. Closed-end funds differ from open-end funds (commonly known as mutual funds) in that closed-end funds shareholders do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not anticipate any secondary market to develop for the Shares in the foreseeable future. Accordingly, an investment in the Fund, unlike an investment in a typical closed-end fund, should not be considered to be a liquid investment. In order to provide some liquidity to shareholders, the Fund is structured as an “interval fund” and will conduct quarterly repurchase offers for a limited amount of the Fund’s Shares (at least 5%).

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The Fund believes that an unlisted closed-end structure is most appropriate in light of the long-term nature of the Fund’s strategy and the characteristics of its portfolio. This is because, among other things, certain features of open-end funds (such as daily redemptions, which can necessitate the premature sale of investments) could diminish the Fund’s ability to execute its investment strategy. Accordingly, an unlisted closed-end structure helps the Fund achieve its investment objective. The Fund’s NAV per Share may be volatile. As the Shares are not traded, investors will not be able to dispose of their investment in the Fund no matter how poorly the Fund performs.

VALUATIONS
The price you pay for your Shares is based on the Fund’s NAV. The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of Shares outstanding. Requests to purchase Shares are processed at the NAV next calculated after the Fund receives your order in proper form. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day.

In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase the Fund’s shares.

In calculating the Fund's NAV, portfolio investments for which market quotations are readily available are valued at market value, which is ordinarily determined based on official closing prices or the last reported sale prices of an instrument. Where no such closing price or sale price is reported, market value is determined based on quotes obtained from market makers or prices supplied by one or more third-party pricing source (“Pricing Services”), which may include evaluated prices. The types of investments in which the Fund typically invests are generally valued on the basis of evaluated prices provided by Pricing Services. Such prices may be based on a number of factors, including, among other things, information obtained from market makers and estimates based on recent market prices for investments with similar characteristics. If market or evaluated prices are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the applicable NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board. For example, the Fund may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board, the Fund (with the assistance of its Pricing Services and other service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. In this regard, the Adviser, pursuant to the terms of the investment advisory agreement with the Fund, has agreed to provide the Fund’s pricing information that the Adviser reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and the Fund’s valuation procedures. The Fund’s fair value guidelines include the consideration of pricing information from one or more Pricing Services, which information is monitored by the Adviser daily. The Board oversees the Adviser’s implementation of the fair value guidelines established by the Board.

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Notwithstanding the foregoing, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate. The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) continually monitor and evaluate the appropriateness of their fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent the Fund invests in mutual funds, the Fund’s NAV is calculated based, in part, upon the NAVs of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their NAVs.

Because the Fund relies on various sources to calculate its NAVs, the Fund is subject to certain operational risks associated with reliance on the Pricing Services and other service providers and data sources. The Fund’s NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

SUMMARY OF TAXATION
The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund generally will not be subject to corporate-level U.S. federal income taxes on any net ordinary income or capital gains that is currently distributed as dividends for U.S. federal income tax purposes to Shareholders, as applicable. To qualify and maintain its qualification as a RIC for U.S. federal income tax purposes, the Fund is required to meet certain specified source-of-income and asset diversification requirements, and is required to distribute dividends for U.S. federal income tax purposes of an amount at least equal to 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses each tax year to Shareholders, as applicable. See “Distributions” and “Tax Aspects.”

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FISCAL YEAR	For accounting purposes, the Fund’s fiscal year is the 12-month period ending on January 31.

REPORTS TO SHAREHOLDERS
As soon as practicable after the end of each calendar year, a statement on Form 1099-DIV identifying the sources of the distributions paid by the Fund to Shareholders for tax purposes will be furnished to Shareholders subject to Internal Revenue Service (“IRS”) reporting. In addition, the Fund will prepare and transmit to Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

RISK FACTORS
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
For a more complete discussion of the risks of investing in the Fund, see “Types of Investments and Related Risks.” Shareholders should consider carefully the following principal risks before investing in the Fund.

• Repurchase Offer Risk. Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment;

• General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, a worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, may continue to have a significant negative impact on the performance of the Fund’s investments, increase volatility, and exacerbate other pre-existing political, social and economic risks. The full impact of this COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown;

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• Distributions. The Fund’s distributions may include a return of capital, thus reducing a shareholder’s cost basis in his or her Fund shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A shareholder who receives a capital distribution may be subject to tax even though the shareholder has experienced a net loss on his or her investment in the Fund. Any capital returned to shareholders through distributions will be distributed after the payment of fees and expenses. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to Shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit;

• High-Yield Securities. The below investment grade instruments in which the Fund invests (also known as “junk bonds”) have predominantly speculative characteristics and may be particularly susceptible to economic downturns, which could cause losses;

• Leverage. The Fund may use leverage, which will cause the Fund’s NAV to be more volatile than it would otherwise be, may cause the Fund to experience losses if earnings on the investments made with borrowed money do not cover the costs of borrowing and may increase the risk of investing with the Fund;

• Concentration in Certain Mortgage-Backed Securities. The risks of concentrating in RMBS (agency and non-agency) and CMBS include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.

• Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations;

• Residential Loans and Mortgages Risk. In addition to interest rate, default and other risks of fixed income securities, investments in whole loans and debt instruments backed by residential loans or mortgages (or pools of loans or mortgages) carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time. These risks are greater for subprime residential and mortgage loans. Because they do not trade in a liquid market, residential loans can typically only be sold to a limited universe of institutional investors and may be difficult for the Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property;

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• Valuation Risk. The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange. Accordingly, there is a risk that the determination of the fair value of a security or instrument will not approximate the price at which the Fund could sell the security or instrument at the time of the fair valuation;

• Illiquidity Risk. It is expected that most of the securities and instruments held by the Fund will not trade on an exchange. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The Fund may be forced to sell securities at inopportune prices to meet shareholder repurchase requests;

• Non-Fundamental Policies Risk. The Fund’s non-fundamental policies (including its policy to invest under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments) may be changed by a vote of the Board without the approval of shareholders. In the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner;

• Derivatives Risk. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund;

• International Securities Risk. International securities may be traded in undeveloped, inefficient and less liquid markets and may experience greater price volatility and changes in value;

• Foreign Currency Risk. Changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments;

• Regulatory and Legal Risk. Legal and regulatory changes, including those implemented in connection with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), could occur, which may materially adversely affect the Fund;

• New Fund Risk. The Fund is a newly organized, diversified, closed-end investment company with limited operating history. As a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term.  In addition, prospective investors have a limited track record and history on which to base their investment decisions. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective;

• Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates. In response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. As a result, interest rates in the United States and many parts of the world are currently near recent historically low levels. These levels of interest rates may magnify the risks associated with changing interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility, and may adversely affect the Fund’s performance. Any such change in interest rates may be sudden and significant, with unpredictable effects on the financial markets and the Fund's investments;

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• Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities;

• Prepayment Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decrease in interest rates. Under these circumstances, the Fund will forgo future interest income on the portion of the security’s principal repaid early and the Fund may be forced to reinvest the proceeds in securities with lower prevailing interest rates;

• Management Risk. The Fund’s financial condition and results of operations could be negatively affected if a significant investment fails to perform as expected;

• Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; identify a limited investment opportunity that may be suitable for more than one client; and acquire material non-public information or otherwise be restricted from trading in certain potential investments;

• Risk Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status;

• Structured Products Risk. The Fund may invest in Structured Products. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon, and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR;

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• LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR.  In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR may affect the value, liquidity or return on certain Fund investments that reference LIBOR without including fallback provisions and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

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SUMMARY OF FEES AND EXPENSES

The following table illustrates the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the section “Sales Charges—Class A Shares” on pages 68 of the Prospectus, and in Appendix A—Waivers and Discounts Available from Intermediaries. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares, which are not reflected in the table or the example below.

SHAREHOLDER TRANSACTION EXPENSES	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	2.25%(1)	None
Maximum Contingent Deferred Sales Charge (Load)	None(2)	None
ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares (i.e., common shares))
Management Fee	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(3)	4.19%	4.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	5.70%	5.45%
Less Fee Waiver/Expense Reimbursement(4)	(4.69%)	(4.69%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.01%	0.76%

(1)	For Class A shares, the maximum sales charge is 2.25% of the amount invested.

(2)
There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are repurchased within twelve (12) months of their purchase.

(3)	Other expenses include accounting, legal and auditing fees of the Fund, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.

(4)
The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.75% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2021. The contractual arrangement may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above. The expenses below reflect the Expense Limit for the first year only.

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$33	$148	$261	$538
Institutional Class	$8	$121	$233	$509

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The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fee.”

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance. This information has been derived from the Fund’s financial statements, which have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report, along with this information and additional Fund performance and portfolio information, appears in the Fund’s Annual Report dated January 31, 2020. To request the Fund’s Annual Report, please call 855-751-4324. No financial highlights are shown for Class A shares of the Fund because Class A shares of the Fund were not yet operational as of January 31, 2020.

Angel Oak Strategic Credit Fund
Financial Highlights – Institutional Class
(For a share outstanding during each period)
	For the Year Ended	For the Year Ended	For the Year Ended
	January 31, 2020	January 31, 2019	January 31, 2018 (a)
Selected Per Share Data:
Net asset value, beginning of period	$24.49	$25.23	$25.00
Income from investment operations:
Net investment income (loss)	1.69	1.76	0.14
Net realized and unrealized gain (loss) on
investments (b)	0.22	(0.60)	0.14
Total from investment operations	1.91	1.16	0.28
Less distributions to shareholders:
From net investment income	(1.67)	(1.85)	(0.05)
From net realized gain	–	(0.05)	–
Total distributions	(1.67)	(1.90)	(0.05)

Net asset value, end of period	$24.73	$24.49	$25.23
Total return (c)	8.01%	4.72%	1.10%

Ratios and Supplemental Data:
Net assets, end of period (000's omitted)	$12,347	$6,982	$2,791
Ratio of expenses to average net assets after waiver
and reimbursement (d)(e)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net
assets before waiver and reimbursement (e)	2.25%	0.42%	(16.03%)
Ratio of net investment income (loss) to average net
assets after waiver and reimbursement (e)	6.94%	7.63%	5.85%
Portfolio turnover rate (c)	72.92%	63.83%	69.68%

(a) Fund commenced operations on December 26, 2017.
(b) Realized and unrealized gains and loses per share may
capture balancing adjustments necessary to reconcile to the
change in net asset value for the period and may reconcile
with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(c) Not annualized for periods less than one year.
(d) Ratio of expenses to average net assets before
waiver and reimbursement (e)	5.44%	7.96%	22.63%
(e) Annualized for periods less than one year.

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THE FUND

The Fund is a diversified, closed-end management investment company that is registered under the 1940 Act. The Fund is structured as an “interval fund” and continuously offers its Shares. The Fund was organized as a Delaware statutory trust on August 18, 2017 and has limited operating history. The principal office of the Fund is located at 3344 Peachtree Rd. NE, Suite 1725, Atlanta, Georgia 30326, and its telephone number is (855) 751-4324.

THE ADVISER

Angel Oak, 3344 Peachtree Rd. NE, Suite 1725, Atlanta, Georgia 30326, an investment adviser registered with the SEC under the Advisers Act, serves as the investment adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser was formed in 2009 and provides advisory services to high net worth individuals and institutions. As of March 31, 2020, the Adviser had assets under management of approximately $8.6 billion. The Adviser is controlled by the Managing Partners, Michael A. Fierman and Sreeniwas V. Prabhu.

USE OF PROCEEDS

The proceeds from the sale of Shares are invested by the Fund to pursue its investment program and strategies. The Fund currently intends to fully invest substantially all of the net proceeds of its continuous offering in accordance with its investment objectives and policies within three months after receipt thereof. However, certain investments may be delayed up to an additional three months if suitable investments are unavailable at the time or for other reasons, such as market volatility and lack of liquidity in the markets of suitable investments.

There can be no assurance that the Fund will be able to sell all the Shares it is offering. If the Fund sells only a portion of the Shares it is offering, the Fund may be unable to achieve its investment objective.

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund seeks total return.

Investment Opportunities and Strategies

In pursuing its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments.  These credit-related instruments may consist of a broad range of instruments across liquid and illiquid asset classes, including: corporate debt, with a focus on subordinated debt and senior debt of banks and diversified financials companies; agency and non-agency residential mortgage-backed securities (“RMBS”); commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”); asset-backed securities (“ABS”); residential loans and mortgages; and municipal securities.  The Fund may invest without limit in below investment grade fixed income instruments, which are commonly referred to as “junk” or “high-yield” instruments and are regarded as speculative with respect to the issuer’s ability to pay interest and repay principal.  The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries.  The Fund may also invest in preferred securities.  The Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of investment)) in RMBS (agency and non-agency) and CMBS.  The Fund’s policy to concentrate its investments in RMBS and CMBS is fundamental and may not be changed without shareholder approval.  For purposes of the Fund’s 80% investment policy, the Fund may also invest in derivative instruments that are linked to, or provide investment exposure to, credit instruments. Such derivative instruments will be valued on a mark-to-market basis. The Fund’s 80% investment policy is not fundamental and may be changed by the Board without shareholder approval. The Fund will provide shareholders with 60 days’ notice of any change in its 80% investment policy.

The Fund does not have a policy to target a particular average maturity or duration and may invest in fixed income securities of any maturity or duration. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

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In managing the Fund’s portfolio, the Adviser uses a relative value analysis, and sector allocation is conducted across all fixed income asset classes.  The Fund’s asset allocation is not static and is expected to change over time.  The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. This top-down approach incorporates analysis of interest rates, global economic expectations, and fixed income valuation.

Portfolio Composition

The Fund’s portfolio will consist primarily of:

Subordinated Debt, Senior Debt and Preferred Securities of Banks and Diversified Financials Companies.  Subordinated debt securities, sometimes also called “junior debt,” are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock, and common stock issued by the bank. To a lesser extent, the Fund may also invest in similar securities of other U.S. and non-U.S. financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance companies, brokerage and advisory firms, insurance companies and financial holding companies. Many subordinated debt securities may be unrated and some may be considered high-yield securities or “junk bonds.” See “High Yield Securities.” Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities, as well as issuer-specific and market risks applicable generally to equity securities.  A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.

Subordinated debt securities and Structured Products collateralized by such securities typically have floating or variable interest rates based on the London Inter-bank Offered Rate (“LIBOR”), or may have a fixed coupon for a period of years and then convert to a floating rate, and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. See “Risks—LIBOR Risk.”

Residential Mortgage-Backed Securities.  RMBS are fixed income instruments that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property.  The Fund may purchase, without limitation, RMBS that may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade, unrated or in default.  The Fund acquires RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks.  The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans.  The investment characteristics of RMBS differ from traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying residential mortgage loans or other assets generally may be prepaid at any time.

Commercial Mortgage-Backed Securities.  CMBS are fixed income instruments that are secured by mortgage loans on commercial real property.  CMBS typically take the form of multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They generally are structured to provide protection to investors in senior tranches against potential losses on the underlying mortgage loans. Such protection generally is provided by causing holders of subordinated classes of securities (“Subordinated CMBS”) to take the first loss in the event of defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization. The Fund may invest in CMBS of any credit quality, including, without limitation, Subordinated CMBS, CMBS that are rated below investment grade or are unrated and CMBS that are in default.

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High Yield Securities. The Fund may invest in below investment grade bonds of corporate issuers. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality. There is no minimum credit quality for securities in which the Fund may invest.  The Fund will not acquire defaulted bonds of corporate issuers but may hold such securities in the event that a corporate issuer defaults.

CLOs. The Fund may invest in CLOs, which are debt instruments typically backed by a pool of loans. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund will, at times, invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results. The most subordinate tranche of a CLO has the highest risk of default and losses to the Fund.

Derivatives.  Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives to gain or adjust exposure to markets, sectors, securities and currencies and to manage exposure to risks relating to creditworthiness, interest rate spreads, volatility and changes in yield curves. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions, including currency options and forward currency contracts, to hedge non-U.S. Dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

Leverage.  The Fund may use leverage to the extent permitted by the 1940 Act.  The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage generated by reverse repurchase agreements, dollar rolls or similar transactions in an aggregate amount up to 33 1/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. Since the Management Fee is calculated based on the Fund’s average daily net assets, any leverage employed by the Fund will be offset by a corresponding liability in the calculation of the Management Fee.  Accordingly, to the extent the Fund employs leverage, the Adviser will not be paid on Fund assets attributable to leverage. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities.  The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be.  There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does utilize leverage, what percentage of its assets such leverage will represent.

International Securities. The Fund may invest in the debt securities of non-U.S. issuers, including direct investments in companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets.  The Fund is not limited in the amount of assets it may invest in such international securities.

Residential Loans and Mortgages.  The Fund may acquire residential loans and mortgages (including through participations, assignments and whole loans) from third-party mortgage originators.  The Fund may purchase residential loans and mortgages from a variety of geographical locations, such loans and mortgages may be of any credit quality, including, without limitation, instruments that are rated below investment grade or are unrated and instruments that are in default.

Municipal Securities.  Municipal securities are types of debt obligations, which may have a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities include, among other instruments, general obligation bonds, revenue bonds, municipal leases, certificates of participation, private activity bonds, and moral obligation bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may purchase municipal securities of any credit quality, including, without limitation, municipal securities that are rated below investment grade or are unrated and municipal securities that are in default.

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Subsidiary.  The Fund may implement its strategy by making investments directly or through one or more wholly-owned and controlled subsidiaries formed by the Fund and organized in the United States (each, a “Subsidiary”). A Subsidiary may invest in residential and commercial real estate whole loans, participations in such loans or instruments representing the right to receive interest payments and principal due on such loans. The Subsidiary may invest in residential and commercial real estate loans of any credit rating or no credit rating, including without limit in loans that are rated below investment grade. The principal risks of investments in the Subsidiary are the same as those relating to residential loans and mortgages. See “Residential Loans and Mortgages Risk.” The allocation of the Fund’s investments, if any, in a Subsidiary will vary over time.

The Investment Process

Angel Oak’s investment strategies employ a top-down approach focused on identifying valuation dislocations within the structured fixed income markets and a bottom-up selection process for fixed income instruments. The Adviser will invest opportunistically at various levels of the capital structure of its investments based on its relative value analysis.

The Adviser analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions, all of which are tailored to the unique characteristics of each asset class. The Adviser will seek to hold a portfolio with a range of position sizes, geography, ratings, duration, structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. In constructing the Fund’s portfolio, the Adviser seeks to limit risk to principal by targeting assets that it considers undervalued.

Portfolio Construction

The Adviser does not manage the Fund’s asset allocation to track the Fund’s benchmark, but positions the portfolio from a total return perspective.  The Adviser has the capability to analyze numerous fixed income assets classes, including both traditional and non-traditional (ABS, CMBS, non-agency RMBS, CLOs, etc.). Generally, the relative value of these non-traditional asset classes will be primary drivers of security selection and sector allocation.  The Fund’s portfolio management process is continuous and ongoing, resulting in regular performance monitoring and relative-value trading. Forward-looking expectations are re-calibrated given market changes and security performance. The Fund’s portfolio is re-positioned as market conditions and global economic trends warrant. In monitoring, trading, and re-positioning the Fund’s portfolio, the Adviser’s primary focus is on credit and yield optimization.

Idea Generation

The Adviser’s portfolio managers utilize various data sources to generate investment ideas. Most of the “idea generation” and sourcing of potential alpha opportunities (both at the asset class and individual security level) is driven by internal research and analysis. In addition, portfolio managers and analysts regularly monitor market conditions, trade flows, and trade execution. Active market participation provides a strong understanding of current market trends, which leads to formation of immediate views on relative value within the structured fixed income markets, thus generating new investment ideas in real time.

Angel Oak’s investment committee meets frequently to discuss strategies in the context of current market events and their impact on the Fund, and existing approaches to each strategy are affirmed or altered based on these discussions.  The Adviser makes its asset allocation decisions based on its view of macroeconomic trends as well as by identifying opportunities in the capital markets it believes are providing the greatest relative value.  Investment opportunities are evaluated on a relative value basis while consideration is also given to liquidity. The portfolio management process involves four main disciplines that form a continuous process, consisting of: (i) strategy and target allocation; (ii) security selection; (iii) sourcing, execution and allocation; and (iv) surveillance and optimization.

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Research

The Adviser uses a combination of proprietary fundamental and quantitative research to analyze opportunities across the fixed income spectrum.  This discipline is conducted from a bottom-up perspective. The research team’s risk modeling analysis provides a granular focus on seeking to mitigate credit risk and creating a diversified portfolio.

Scenario analysis is conducted to help portfolio managers understand how an individual security would perform under a range of economic and capital market conditions. Scenario analysis is completed by applying multiple interest rate, credit, and cash flow assumptions. Once the critical factors for individual security selection have been evaluated, a recommendation is made.  The Adviser also makes use of various third-party analytical systems and uses proprietary models to confirm or eliminate results of non-proprietary models. Portfolio managers and analysts merge the outputs of these analytical models with their own views on future market and economic conditions to generate more qualified pre-purchase assumptions.

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TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund.

Principal Risks of Investing in the Fund

•
Borrowing Risks and Leverage Risks. Money borrowed will be subject to interest and other costs (including commitment fees and/or the cost of maintaining minimum average balances). Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. The Fund may borrow money through a credit facility or other arrangements for investment purposes, to satisfy Shareholder repurchase requests, and to provide the Fund with liquidity. The amount the Fund may borrow is limited by the provisions of Section 18 of the 1940 Act, which requires a fund to have net asset coverage of 300% of the amount of its indebtedness, including amounts borrowed. As a result, the value of the Fund’s total indebtedness may not exceed one-third of the value of the Fund’s total assets, including the value of the any assets purchased using the proceeds of the indebtedness.

•
CLO and Collateralized Debt Obligations (“CDOs”) Risks. CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CLO’s or CDO’s manager may perform poorly.

•
Concentration in Certain Mortgage-Backed Securities. Concentration risk results from maintaining increased exposure to the performance of the residential and commercial mortgages held in the mortgage-backed securities in which the Fund will invest. The risk of concentrating in these types of investments is that the Fund will be more susceptible to the risks associated with mortgage-backed securities as discussed below.

•
Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; identify a limited investment opportunity that may be suitable for more than one client; and acquire material non-public information or otherwise be restricted from trading in certain potential investments. While the Fund generally may not purchase Structured Products sponsored by the Adviser or its affiliates directly from the issuer thereof, the Fund may, under certain circumstances, purchase Structured Products sponsored by the Adviser or its affiliates from third parties in secondary market transactions. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder. To the extent that the Fund holds Structured Products sponsored by the Adviser or its affiliates, or holds Structured Products in which the Adviser or its affiliates also hold interests, certain conflicts of interest may arise.  The Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the structured product if no secondary market exists for the interests.

•
Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Therefore, if the Fund has an average credit rating that suggests a certain credit quality, the Fund may in fact be subject to greater credit risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund.

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•
Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

The derivative instruments and techniques that the Fund may principally use include:

o
Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

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Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

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Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time. In cases where the Fund is the writer, or seller, of a swap agreement, the segregated amount will be equal to the full, un-netted amount of the Fund’s contractual obligation (the “notional amount”).

Table of Contents - Prospectus - Class A & Institutional Shares

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Distressed and Defaulted Investments Risk. Investments in obligations of financially distressed obligors involve substantial risks. These obligations may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. To the extent the Fund invests in mortgage loans that are in default, the Fund may not be able to repossess and sell the underlying properties in a timely manner. The resulting time delay could reduce the value of the investment in the defaulted mortgage loans. In any reorganization or liquidation proceeding relating to an obligor, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled obligor is the fact that it frequently may be difficult to obtain information as to the obligor’s true financial condition. The Adviser’s judgment about the credit quality of an obligor and the relative value and liquidity of its investments may prove to be wrong.

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Distributions Risk. The Fund’s distributions may include a return of capital, thus reducing a shareholder’s cost basis in his or her Fund Shares and reducing the amount of capital available to the Fund for investment and likely increasing the Fund’s expense ratio. A shareholder who receives a capital distribution may be subject to tax even though the shareholder has experienced a net loss on his or her investment in the Fund. Shareholders who periodically receive payment of a distribution consisting of a return of capital may be under the impression that they are receiving net income or profits when they are not. A return of capital to shareholders is a return of a portion of their original investment in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net income or profit.

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Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

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Financial Sector Risk. Companies in the group of industries related to banks and diversified financials are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the group of industries related to banks and diversified financials, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the industries as a whole cannot be predicted.

Certain risks may impact the value of investments in the group of industries related to banks and diversified financials more severely than those of investments outside these industries, including the risks associated with companies that operate with substantial financial leverage. Companies in the group of industries related to banks and diversified financials may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

Table of Contents - Prospectus - Class A & Institutional Shares

Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Insurance companies are subject to extensive government regulation in some countries and can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps, or other changes in government regulation or tax law. Different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

During the financial crisis that began in 2007, the deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions failed during that time, merged with stronger institutions or had significant government infusions of capital. Instability in the financial markets caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. Those actions caused the securities of many financial companies to decline in value.

The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.

Risks specific to the bank and diversified financials group of industries also may include:

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Asset Quality and Credit Risk.  When financial institutions loan money, commit to loan money or enter into a letter of credit or other contract with a counterparty, they incur credit risk, or the risk of losses if their borrowers do not repay their loans or their counterparties fail to perform according to the terms of their contract. The companies in which the Fund will invest offer a number of products which expose them to credit risk, including loans, leases and lending commitments, derivatives, trading account assets and assets held-for-sale. Financial institutions allow for and create loss reserves against credit risks based on an assessment of credit losses inherent in their credit exposure (including unfunded credit commitments). This process, which is critical to their financial results and condition, requires difficult, subjective and complex judgments, including forecasts of economic conditions and how these economic predictions might impair the ability of their borrowers to repay their loans. As is the case with any such assessments, there is always the chance that the financial institutions in which the Fund invests will fail to identify the proper factors or that they will fail to accurately estimate the impacts of factors that they identify. Failure to identify credit risk factors or the impact of credit factors may result in increased non-performing assets, which will result in increased loss reserve provisioning and reduction in earnings. Poor asset quality can also affect earnings through reduced interest income which can impair a bank’s ability to service debt obligations or to generate sufficient income for equity holders. Bank failure may result due to inadequate loss reserves, inadequate capital to sustain credit losses or reduced earnings due to non-performing assets. The Fund will not have control over the asset quality of the financial institutions in which the Fund will invest, and these institutions may experience substantial increases in the level of their non-performing assets which may have a material adverse impact on the Fund’s investments.

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Capital Risk.  A bank’s capital position is extremely important to its overall financial condition and serves as a cushion against losses. U.S. banking regulators have established specific capital requirements for regulated banks. Federal banking regulators proposed amended regulatory capital regulations in response to the Dodd-Frank Act and the international capital and liquidity requirements set forth by the Basel Committee on Banking Supervision (“Basel III”) protocols which would impose even more stringent capital requirements. In the event that a regulated bank falls below certain capital adequacy standards, it may become subject to regulatory intervention including, but not limited to, being placed into a FDIC-administered receivership or conservatorship. The regulatory provisions under which the regulatory authorities act are intended to protect depositors. The deposit insurance fund and the banking system are not intended to protect stockholders or other investors in other securities issued by a bank or its holding company. The effect of inadequate capital can have a potentially adverse consequence on the institution’s financial condition, its ability to operate as a going concern and its ability to operate as a regulated financial institution and may have a material adverse impact on the Fund’s investments.

Table of Contents - Prospectus - Class A & Institutional Shares

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Earnings Risk.   Earnings are the primary means for financial institutions to generate capital to support asset growth, to provide for loan losses and to support their ability to pay dividends to stockholders. The quantity as well as the quality of earnings can be affected by excessive or inadequately managed credit risk that may result in losses and require additions to loss reserves, or by high levels of market risk that may unduly expose an institution’s earnings to volatility in interest rates. The quality of earnings may also be diminished by undue reliance on extraordinary gains, nonrecurring events, or favorable tax effects. Future earnings may be adversely affected by an inability to forecast or control funding and operating expenses, net interest margin compression improperly executed or ill-advised business strategies, or poorly managed or uncontrolled exposure to other risks. Deficient earnings can result in inadequate capital resources to support asset growth or insufficient cash flow to meet the financial institution’s near term obligations. Under certain circumstances, this may result in the financial institution being required to suspend operations or the imposition of a cease-and-desist order by regulators which could potentially impair the Fund’s investments.

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Management Risk.  The ability of management to identify, measure, monitor and control the risks of an institution’s activities and to ensure a financial institution’s safe, sound and efficient operation in compliance with applicable laws and regulations are critical. Depending on the nature and scope of an institution’s activities, management practices may need to address some or all of the following risks: credit, market, operating, reputation, strategic, compliance, legal, liquidity and other risks. The Fund will not have direct or indirect control over the management of the financial institutions in which the Fund will invest and the management teams and their policies may change. The inability of management to operate their financial institution in a safe, sound and efficient manner in compliance with applicable laws and regulations, or changes in management of financial institutions in which the Fund invests, may have an adverse impact on the Fund’s investment.

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Litigation Risk. Financial institutions face significant legal risks in their businesses, and the volume of claims and amount of damages and penalties claimed in litigation and regulatory proceedings against financial institutions remain high. Substantial legal liability or significant regulatory action against the companies in which the Fund invests could have material adverse financial effects or cause significant reputational harm to these companies, which in turn could seriously harm their business prospects. Legal liability or regulatory action against the companies in which the Fund invests could have material adverse financial effects on the Fund and adversely affect the Fund’s earnings and book value.

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Market Risk.  The financial institutions in which the Fund will invest are directly and indirectly affected by changes in market conditions. Market risk generally represents the risk that values of assets and liabilities or revenues will be adversely affected by changes in market conditions. Market risk is inherent in the financial instruments associated with the operations and activities including loans, deposits, securities, short-term borrowings, long-term debt, trading account assets and liabilities, and derivatives of the financial institutions in which the Fund will invest. Market risk includes, but is not limited to, fluctuations in interest rates, equity and futures prices, changes in the implied volatility of interest rates, equity and futures prices and price deterioration or changes in value due to changes in market perception or actual credit quality of the issuer. Accordingly, depending on the instruments or activities impacted, market risks can have wide ranging, complex adverse effects on the operations and overall financial condition of the financial institutions in which the Fund will invest as well as adverse effects on the Fund’s results from operations and overall financial condition.

Table of Contents - Prospectus - Class A & Institutional Shares

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Monetary Policy Risk.  Monetary policies have had, and will continue to have, significant effects on the operations and results of financial institutions. There can be no assurance that a particular financial institution will not experience a material adverse effect on its net interest income in a changing interest rate environment. Factors such as the liquidity of the global financial markets, and the availability and cost of credit may significantly affect the activity levels of customers with respect to the size, number and timing of transactions. Fluctuation in interest rates, which affect the value of assets and the cost of funding liabilities, are not predictable or controllable, may vary and may impact economic activity in various regions.

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Competition.  The group of industries related to banks and diversified financials, including the banking sector, is extremely competitive, and it is expected that the competitive pressures will increase. Merger activity in the financial services industry has resulted in and is expected to continue to result in, larger institutions with greater financial and other resources that are capable of offering a wider array of financial products and services. The group of industries related to banks and diversified financials has become considerably more concentrated as numerous financial institutions have been acquired by or merged into other institutions. The majority of financial institutions in which the Fund will invest will be relatively small with significantly fewer resources and capabilities than larger institutions; this size differential puts them at a competitive disadvantage in terms of product offering and access to capital. Technological advances and the growth of e-commerce have made it possible for non-financial institutions and non-bank financial institutions to offer products and services that have traditionally been offered by banking and other financial institutions. It is expected that the cross-industry competition and inter-industry competition will continue to intensify and may be adverse to the financial institutions in which the Fund invests.

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Regulatory Risk.  Financial institutions, including community banks, are subject to various state and federal banking regulations that impact how they conduct business, including but not limited to how they obtain funding, their ability to operate, and the value of the Fund’s investments. Changes to these regulations could have an adverse effect on their operations and operating results and the Fund’s investments. The Fund expects to make investments in financial institutions that are subject to various state and federal regulations and oversight. Congress, state legislatures and the various bank regulatory agencies frequently introduce proposals to change the laws and regulations governing the banking industry in response to the Dodd-Frank Act, Consumer Financial Protection Bureau (the “CFPB”) rulemaking or otherwise. The likelihood and timing of any proposals or legislation and the impact they might have on the Fund’s investments in financial institutions affected by such changes cannot be determined and any such changes may be adverse to the Fund’s investments. Ownership of the stock of certain types of regulated banking institutions may subject the Fund to additional regulations. Investments in banking institutions and transactions related to the Fund’s investments may require approval from one or more regulatory authorities. If the Fund were deemed to be a bank holding company or thrift holding company, bank holding companies or thrift holding companies that invest in the Fund would be subject to certain restrictions and regulations.

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Fixed-Income Instruments Risks. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates. A fund with a negative average portfolio duration may increase in value when interest rates rise, and generally incurs a loss when interest rates decline. If an issuer calls or redeems an instrument held by a fund during a time of declining interest rates, the Fund might need to reinvest the proceeds in an investment offering a lower yield, and therefore may not benefit from any increase in value as a result of declining interest rates.

Table of Contents - Prospectus - Class A & Institutional Shares

Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate instruments to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid carry the risk that the issuer will not be able to meet its obligations and that the subordinated investments may lose value. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by its cash flow.

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Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

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Foreign Currency Risks. Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions, depending on market conditions. The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

A forward foreign currency contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into currency forward or futures contracts. The Fund may enter into forward or futures contracts under various circumstances, including for hedging purposes.

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High-Yield Securities Risks. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

Table of Contents - Prospectus - Class A & Institutional Shares

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Illiquid Securities Risks. The Fund may invest in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain fixed-income instruments are not readily marketable and may be subject to restrictions on resale. Fixed-income instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for some fixed-income instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain fixed-income securities.

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Interest Rate Risk. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.  In response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. As a result, interest rates in the United States and many parts of the world are currently near recent historically low levels. These levels of interest rates may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility, and may adversely affect the Fund's performance. A change in interest rates may be sudden and significant, with unpredictable effects on the financial markets and the Fund's investments. Should interest rates decrease, the Fund's investments in certain variable-rate and fixed-rate debt securities may be adversely affected.

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International Securities Risks. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when the Fund’s shares are not priced, NAV may change at times when the Fund’s shares cannot be sold.

Foreign banks and securities depositories at which the Fund holds its international securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Table of Contents - Prospectus - Class A & Institutional Shares

Less information may be publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in non-U.S. countries may differ from U.S. accounting standards. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be more difficult to completely and accurately assess a company’s financial condition.

The volume of transactions on foreign stock exchanges is generally lower than the volume of transactions on U.S. exchanges. Therefore, the market for securities that trade on foreign stock exchanges may be less liquid and their prices may be more volatile than securities that trade on U.S. securities. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

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LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. Regulators and law-enforcement agencies from a number of governments, including entities in the United States, Japan, Canada and the United Kingdom, have conducted or are conducting civil and criminal investigations into whether the banks that contributed to the British Bankers’ Association, or the “BBA,” in connection with the calculation of daily LIBOR may have been manipulating or attempting to manipulate LIBOR. Several financial institutions have reached settlements with the Commodity Futures Trading Commission (“CFTC”), the U.S. Department of Justice Fraud Section and the United Kingdom Financial Conduct Authority in connection with investigations by such authorities into submissions made by such financial institutions to the bodies that set LIBOR and other interbank offered rates. Additional investigations remain ongoing with respect to other major banks. There can be no assurance that there will not be additional admissions or findings of rate-setting manipulation or that manipulations of LIBOR or other similar interbank offered rates will not be shown to have occurred. ICE Benchmark Administration Limited assumed the role of LIBOR administrator from the BBA on February 1, 2014. Any new administrator of LIBOR may make methodological changes to the way in which LIBOR is calculated or may alter, discontinue or suspend calculation or dissemination of LIBOR.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR may affect the value, liquidity or return on certain Fund investments that reference LIBOR without including fallback provisions and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. The effect of a phase out of LIBOR on instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate utilized for securities differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

Table of Contents - Prospectus - Class A & Institutional Shares

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Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a favorable price. The capacity of traditional fixed-income market makers has not kept pace with the consistent growth in the fixed-income markets in recent years, which has led to reductions in the capacity of such market makers to engage in fixed-income trading and, as a result, dealer inventories of corporate fixed-income and floating rate instruments are at or near historic lows relative to market size. These concerns may be more pronounced in the case of high yield fixed-income and floating rate instruments than higher quality fixed-income instruments. Market makers tend to provide stability and liquidity to debt-securities markets through their intermediary services, and their reduced capacity and number could lead to diminished liquidity and increased volatility in the fixed-income markets. The Fund’s ability to sell an instrument under favorable conditions may also be negatively impacted by, among other things, the sale of the same or similar instruments by other market participants at the same time.

To the extent that there is not an established liquid market for instruments in which the Fund invests, or there is a reduced number or capacity of traditional market makers with respect to certain instruments, trading in such instruments may be relatively inactive or irregular. In addition, during periods of reduced market liquidity or market turmoil, or in the absence of readily accessible market quotations for an investment in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to that investment may be limited and the Adviser, on behalf of the Fund, may be required to perform a fair valuation of the instrument. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, there can be no assurance that the determination of an instrument’s fair value, conducted in accordance with the Fund’s valuation procedures, will in fact approximate the price at which the Fund could sell that instrument at the time of the fair valuation. The Fund relies on various sources of information to value investments and calculate net asset value. The Fund may obtain pricing information from third parties that are believed to be reliable. In certain cases, this information may be unavailable or this information may be inaccurate because of errors by the third parties, technological issues, absence of current  or reliable market data or otherwise, which could impact the Fund’s ability to accurately value its investments or calculate its NAV.

Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Fund had employed an alternative valuation methodology. Such risks may be more pronounced in a rising interest rate environment, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

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Management Risk. The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could under perform other funds with similar investment objectives.

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Mortgage-Backed and Asset-Backed Securities Risks. The price paid by the Fund for asset-backed securities, including CLOs, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Table of Contents - Prospectus - Class A & Institutional Shares

In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans may be subject to a higher degree of credit risk and valuation risk. Additionally, such securities may be subject to a higher degree of liquidity risk, because the liquidity of such investments may vary dramatically over time.

Mortgage-backed securities may be issued by governments or their agencies and instrumentalities, such as, in the United States, Ginnie Mae, Fannie Mae and Freddie Mac. They may also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. In addition, mortgage-backed securities may be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement.

Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools may be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund may invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

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Municipal Securities Risks. Municipal securities may be general obligation or revenue bonds and typically are issued to finance public projects, such as roads or public buildings, to pay general operating expenses or to refinance outstanding debt. Municipal securities may also be issued for private activities, such as housing, medical and educational facility construction or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit and taxing authority of the issuer and may be repaid from any revenue source. Revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund also may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. The yields on municipal bonds are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issuer. The market value of municipal bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.

Certain municipal securities may not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal securities to which the Fund is economically exposed is generally less than that for corporate bonds and certain other securities, and the investment performance of the Fund’s investments in municipal securities may therefore be dependent on the analytical abilities of the Adviser. The secondary market for municipal securities, particularly non-investment grade bonds, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such securities at attractive prices.

In addition, certain state and municipal governments that issue securities may be under significant economic and financial stress and may not be able to satisfy their obligations. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among Federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit generally will depend on many factors, including the entity’s tax base, the extent to which the entity relies on Federal or state aid, and other factors which are beyond the entity’s control.

Table of Contents - Prospectus - Class A & Institutional Shares

In addition, issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal bonds could experience delays in collecting principal and interest and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses.

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Non-Fundamental Policies Risk.  The Fund’s non-fundamental policies (including its policy to invest under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments) may be changed by a vote of the Board without the approval of shareholders. In the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

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Non-Listed Closed-end Interval Fund; Liquidity Risks. The Fund is a diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

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Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage and other transactional expenses that are borne by the Fund.

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Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

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Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

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Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (i) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) a possible lack of access to income on the underlying security during this period, and (iii) expenses of enforcing its rights.

Table of Contents - Prospectus - Class A & Institutional Shares

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Repurchase Offers Risks. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

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Residential Loans and Mortgages Risk. The Fund may acquire residential loans and mortgages (including through participations, assignments and whole loans) from third-party mortgage originators. In addition to interest rate, default and other risks of fixed income securities, residential loans and mortgages carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time.  In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property. These risks are greater for subprime residential and mortgage loans.

The Fund may also experience difficulty disposing of loans, which do not trade in a liquid market and typically can only be sold to a limited universe of institutional investors.  The absence of a liquid market for these instruments could adversely impact their value and may inhibit the Fund’s ability to dispose of them at times when it would be desirable to do so, including in response to particular economic events, such as a deterioration in the creditworthiness of the borrower.  Because they do not trade in a liquid market residential loans may also be difficult for the Fund to value.

Investing in loans may subject the Fund to greater levels of credit risk, call risk, settlement risk and liquidity risk than other types of fixed income instruments.  Transactions involving loans may also involve greater costs than transactions involving more actively traded securities.  In addition, a number of factors, including restrictions on transfers, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may make it more difficult for the Fund to acquire, dispose of or accurately price such instruments compared with other types of investments.  As a result, the Fund may not be able to realize the full value for loans and there may be extended delays in the Fund’s receipt of proceeds from the sale of a loan, which could adversely impact the Fund’s performance.  Because transactions in many loans are subject to extended trade settlement periods, proceeds from the sale of a loan may not be immediately available to the Fund.  As a result, proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s share repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

When acquiring residential loans, the Fund relies on third-party mortgage originators to originate mortgage loans that comply with applicable law. Mortgage loan originators and brokers are subject to strict and evolving consumer protection laws and other legal obligations with respect to the origination of residential mortgage loans. These laws may be highly subjective and open to interpretation and, as a result, a regulator or court may determine that that there has been a violation where an originator or servicer of mortgage loans reasonably believed that the law or requirement had been satisfied. Failure or alleged failure of originators or servicers to comply with these laws and regulations could subject the Fund, as an assignee or purchaser of these loans or securities backed by these loans, to, among other things, delays in foreclosure proceedings, increased litigation expenses, monetary penalties and defenses to foreclosure, including by recoupment or setoff of finance charges and fees collected, and in some cases could also result in rescission of the affected residential mortgage loans, which could adversely impact the Fund’s business and financial results. While some of these laws may not explicitly hold the Fund responsible for the legal violations of these third parties, federal and state agencies and private litigants have increasingly sought to impose such liability. Various regulators and plaintiffs’ lawyers have also sought to hold assignees of mortgage loans liable for the alleged violations of the originating lender under theories of express or implied assignee liability. Accordingly, the Fund may be subject to fines, penalties or civil liability based upon the conduct of the mortgage lenders that originated the mortgage loans the Fund holds.

Table of Contents - Prospectus - Class A & Institutional Shares

Despite the Fund’s efforts to manage credit risk related to the residential mortgage loans the Fund acquires, there are many aspects of credit risk that the Fund cannot control. The Fund’s due diligence process may not be effective at preventing or limiting compliance violations or borrower delinquencies and defaults, and the loan servicing companies that service the mortgage loans may not comply with applicable servicing regulations or investor requirements. Prior to acquiring loans, the Fund will perform due diligence and the Fund will rely on resources and data available to it from the seller, which may be limited. The Fund’s due diligence efforts may not detect matters that could lead to losses. If the Fund’s due diligence processes are not adequate, and the Fund fails to detect certain loan defects or compliance issues related to origination, the Fund may incur losses. The Fund could also incur losses if a counterparty that sold the Fund a loan is unwilling or unable (e.g., due to its financial condition) to repurchase that loan or asset or pay damages to the Fund if the Fund determines subsequent to purchase that one or more of the representations or warranties made to the Fund in connection with the sale was inaccurate. There may be less readily available information about loans and their underlying borrowers than is the case for other types of investments and issuers.  In addition, because loans may not be considered “securities,” investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

The mortgage loans that the Fund purchases, and in which the Fund directly and indirectly invests through RMBS, CMBS or other investments, may be concentrated in a specific state or states. Weak economic conditions in these locations or any other location (which may or may not affect real property values), may affect the ability of borrowers to repay their mortgage loans on time. Properties in certain jurisdictions may be more susceptible than homes located in other parts of the country to certain types of uninsurable hazards, such as earthquakes, floods, hurricanes, wildfires and other natural disasters. Declines in the residential real estate market of a particular jurisdiction may reduce the values of properties located in that jurisdiction, which would result in an increase in the loan-to-value ratios. Any increase in the market value of properties located in a particular jurisdiction would reduce the loan-to-value ratios of the mortgage loans and could, therefore, make alternative sources of financing available to the borrowers at lower interest rates, which could result in an increased rate of prepayment of the mortgage loans.

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Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security. Reverse repurchase agreements also may be viewed as borrowings made by the Fund and are a form of leverage which also may increase the volatility of the Fund.

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RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in debt obligations that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Additionally, some of the CLOs in which the Fund invests may be considered passive foreign investment companies, or under certain circumstances, controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, the Fund shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

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Risks Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing in stock or other securities. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year an amount at least equal to 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and determined without regard to any deduction for dividends paid) and its net tax-exempt income (if any), to its shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions to re-qualify as a RIC.

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Risk of Not Being Treated as a “Publicly Offered Regulated Investment Company”.  The Fund will be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) if either (i) shares of the Fund’s common stock and preferred stock (if any) collectively are held by at least 500 persons at all times during a taxable year, (ii) shares of the Fund’s common stock are treated as regularly traded on an established securities market or (iii) shares of the Fund’s common stock are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act). The Fund cannot assure you that it will be treated as a publicly offered regulated investment company for all years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. stockholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. stockholder’s allocable share of the management fees and certain of the Fund’s other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. stockholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. stockholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. stockholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. stockholder’s miscellaneous itemized deductions exceeds 2% of such U.S. stockholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under Section 68 of the Code.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Table of Contents - Prospectus - Class A & Institutional Shares

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Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations.  Structured Products are subject to the normal interest rate, default and other risks associated with fixed-income securities and asset-backed securities. Additionally, the risks of an investment in a Structured Product depend largely on the type of the collateral securities and the class of the Structured Product or other asset-backed security in which the Fund invests. The Fund generally may have the right to receive payments only from the Structured Product, and generally does not have direct rights against the issuer or the entity that sold the underlying collateral assets. Such collateral may be insufficient to meet payment obligations and the quality of the collateral may decline in value or default. Also, the class of the Structured Product may be subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Structured Products are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in certain Structured Products or other asset-backed securities may be characterized by the Fund as illiquid securities. The Fund may invest in any tranche of a Structured Product, including the subordinated/equity tranches. If applicable accounting pronouncements or SEC staff guidance require the Fund to consolidate the Structured Product’s financial statements with the Fund’s financial statements, any debt issued by the Structured Product would be generally treated as if it were issued by the Fund for purposes of the asset coverage ratio applicable to the Fund. If the assets of a Structured Product are not consolidated with the Fund’s assets and liabilities, then the leverage incurred by such Structured Product may or may not be treated as borrowings by the Fund for purposes applicable limitations on the Fund’s ability to issue debt.

In addition to the general risks associated with fixed-income securities discussed herein, Structured Products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in Structured Products are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The activities of the issuers of certain Structured Products will generally be directed by a collateral manager. In the Fund’s capacity as holder of interests in such a Structured Product, the Fund is generally not able to make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the business and affairs, of the Structured Product. Consequently, the success of the securitizations in will depend, in part, on the financial and managerial expertise of the collateral manager. To the extent that an affiliate of the Adviser serves as the sponsor and/or collateral manager of a Structured Product in which the Fund invests, or the Adviser or its affiliates hold other interests in Structured Products in which the Fund invests, the Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the Structured Product if no secondary market exists for the interests. Even if a secondary market exists, the Adviser or its affiliates at times may possess material non-public information that may restrict the Fund’s ability to dispose of its interests in the Structured Product. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder.

To the extent the invests in the equity tranches of a Structured Product, such investments typically represent the first loss position, are unrated and are subject to greater risk. To the extent that any losses are incurred by the Structured Product in respect of any collateral, such losses will be borne first by the owners of the equity interests, which may include the Fund. Any equity interests that the Fund holds in a Structured Product will not be secured by the assets of the Structured Product or guaranteed by any party, and the Fund will rank behind all creditors of the Structured Product, including the holders of the secured notes issued by the Structured Product. Equity interests are typically subject to certain payment restrictions in the indenture governing the senior tranches. Accordingly, equity interests may not be paid in full, may be adversely impacted by defaults by a relatively small number of underlying assets held by the Structured Product and may be subject to up to 100% loss. Structured Products may be highly levered, and therefore equity interests may be subject to a higher risk of loss, including the potential for total loss. The market value of equity interests may be significantly affected by a variety of factors, including changes in interest rates, changes in the market value of the collateral held by the securitization, defaults and recoveries on that collateral and other risks associated with that collateral. The leveraged nature of equity interest is likely to magnify these impacts. Equity interests typically do not have a fixed coupon and payments on equity interests will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates. While the payments on equity interest will be variable, equity interests may not offer the same level of protection against changes in interest rates as other floating rate instruments. Equity interests are typically illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for equity interests. At times, there may be no market for equity interests, and the Fund may not be able to sell or otherwise transfer equity interests at their fair value, or at all, in the event that it determines to sell them.

Table of Contents - Prospectus - Class A & Institutional Shares

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Subordinated Debt, Senior Debt and Preferred Securities of Banks and Diversified Financials Companies Risk. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. This means, for example, that if the issuing bank were to become insolvent, subordinated debt holders may not receive a full return of their principal because the bank would have to satisfy the claims of senior debt holders first.

In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, counterparty risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital. Some preferred securities allow the issuer to convert its preferred stock into common stock, these preferred securities are often sensitive to declining common stock values. Preferred security values can be affected by changes in interest rates. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities. Although the Fund will invest in securities and other obligations of FDIC-insured depository institutions and their affiliates, neither those securities and obligations nor your investment in the Fund will be protected by FDIC insurance.

To the extent a bank in which the Fund invests were to be placed into a FDIC-administered receivership or conservatorship, the Fund would not be entitled to the same rights that it would have as a creditor in a typical bankruptcy proceeding, and creditors of failed banking organizations typically receive little or no recovery.  See “Risks—Financial Sector Risk—Capital Risk.” In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. This is especially true in light of the large amount of regulatory developments in recent years. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital. Smaller banks may also have a lower capacity to withstand negative developments in the market in general. If any of these or other factors were to negatively affect a bank’s operations, the bank could fail to make payments on its debt obligations, which would hurt the Fund’s bank subordinated debt investments.

Preferred securities are subject to risks associated with both equity and debt instruments. Because many preferred securities allow the issuer to convert its preferred stock into common stock, preferred securities are often sensitive to declining common stock values. In addition, certain preferred securities contain provisions that allow an issuer to skip or defer distributions, which may be more likely when the issuer is less able to make dividend payments as a result of financial difficulties. Preferred securities can also be affected by changes in interest rates, especially if dividends are paid at a fixed rate, and may also include call features in favor of the issuer. In the event of redemptions by the issuer, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return. Preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Although the Fund may invest in securities and other obligations of FDIC-insured depository institutions and their affiliates, neither those securities and obligations nor your investment in the Fund will be protected by FDIC insurance.

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Subordinated debt, senior debt and preferred securities of banks and diversified companies are subject to the risks generally associated with the financial sector. See “Financial Sector Risk.”

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Subsidiary Risk.  To the extent the Fund invests through a Subsidiary, it will be exposed to the risks associated with the Subsidiary’s investments, which principally include residential and commercial real estate loans. See “Residential Loans and Mortgages Risk” above. Subsidiaries will not be registered as investment companies under the 1940 Act and, therefore, will not be subject to the investor protections and substantive regulation of the 1940 Act, although any Subsidiary will be managed pursuant to all applicable 1940 Act compliance policies and procedures of the Fund. Changes in the laws of the United States and/or the state in which a Subsidiary is organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this Prospectus and could adversely affect the Fund.

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Uncertain Tax Treatment. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments and certain other investments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. Although the Fund will seek to address these and other issues to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax, no assurances can be given that the Fund will not be adversely affected as a result of such issues.

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Unrated Securities Risks. The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.

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U.S. Government Securities Risks. Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or GSEs, including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Other Risks Relating to the Fund

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Cybersecurity Risks. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its respective affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer material losses relating to cyber attacks or other information security breaches in the future. The Fund’s and its respective affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers. This could result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in an attempt to prevent any cyber incidents in the future. The Fund has established risk management systems and business continuity plans designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cybersecurity systems of issuers or third-party service providers. The Fund and its shareholders could be negatively impacted as a result.

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General Market Risk. In general, the value of securities is affected by activities specific to their issuer as well as general market, economic and political conditions. The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. Other general market risks include: (i) the market may not recognize what the Adviser believes to be the true value or growth potential of the securities held by the Fund; (ii) the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying securities to decline; (iii) the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its securities due to lower trading volume for the securities, less publicly available information about the company and less liquidity in the market for the securities; (iv) the potential for price fluctuations in the securities of a medium capitalization company may be greater than that of a large capitalization company; (v) the Adviser’s judgment as to the growth potential or value of a security may prove to be wrong; and (vi) a decline in investor demand for the securities held by the Fund also may adversely affect the value of the securities.

In addition, securities in the Fund’s portfolio may cause the Fund to lose value and/or underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade  or  market  control  programs  and  related  geopolitical  events.  In  addition,  the  value  of  the  Fund’s  investments  may be negatively affected by the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics/pandemics.  These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.  An unexpected or sudden reversal of these policies, or the ineffectiveness of  these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country,  region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.

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Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or request repurchase of a large amount of shares of the Fund. To satisfy such large shareholder repurchase requests, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

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Other Investment Companies Risks. To the extent the Fund invests in other investment companies that invest in fixed-income securities, risks associated with investments in other investment companies will include fixed-income securities risks. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and closed-end funds incur fees that are separate from those of the Fund. As a result, the Fund’s Shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs, mutual funds and closed-end funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The 1940 Act and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

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In addition to risks generally associated with investments in mutual fund securities, ETFs and closed-end funds are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s or closed-end fund’s shares may be above or below its NAV; (ii) an active trading market for an ETF’s and closed-end fund’s shares may not develop or be maintained; (iii) the ETF or closed-end fund may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s or closed-end fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF or closed-end fund shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading.

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Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

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Short Sales Risks. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Short sales involve the risk that losses may exceed the amount invested and may be unlimited. The Fund will ordinarily engage in short sales where it does not own or have the immediate right to acquire the security sold short, and as such must borrow those securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

Until the Fund replaces a security borrowed in connection with a short sale, it may be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract. In such instances, the Fund may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the borrowed securities obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet other current obligations.

In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions generally may exist for as long as six months and, in some cases, much longer.

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MANAGEMENT OF THE FUND

Trustees

Pursuant to the Amended and Restated Declaration of Trust (“Declaration of Trust”) and Amended and Restated By-Laws (“By-Laws”), the Fund’s business and affairs are managed under the direction of the Board, which has overall responsibility for monitoring and overseeing the Fund’s management and operations. The Board consists of six members, four of whom are considered Independent Trustees. The Trustees are subject to removal or replacement in accordance with Delaware law and the Declaration of Trust. The Trustees serving on the Board were elected by the organizational Shareholder of the Fund. The Statement of Additional Information provides additional information about the Trustees.

Angel Oak serves as the Fund’s investment adviser pursuant to the terms of the Investment Advisory Agreement and subject to the authority of, and any policies established by, the Board. Pursuant to the Investment Advisory Agreement, the Adviser manages the Fund’s investment portfolio, directs purchases and sales of portfolio securities and reports thereon to the Fund’s officers and Trustees regularly.

The Board, including a majority of the Independent Trustees, oversees and monitors the Fund’s investment performance. After an initial two-year term, the Board reviews on an annual basis the Investment Advisory Agreement to determine, among other things, whether the fees payable thereunder are reasonable in light of the services provided.

Investment Personnel

The Adviser’s investment team includes:

Sreeniwas (Sreeni) V. Prabhu is Managing Partner, Co-CEO, and Chief Investment Officer of the Adviser and a Portfolio Manager of the Fund. Prior to co-founding the Adviser in 2009, Mr. Prabhu was the Chief Investment Officer of the $25 billion investment portfolio at Washington Mutual Bank for three years and was also part of the macro asset strategy team at the bank. Prior to joining Washington Mutual Bank, Mr. Prabhu worked for six years at SunTrust Bank in Atlanta, where he was responsible for investment strategies and served as head portfolio manager for the $3 billion commercial mortgage backed securities portfolio. He began his career at SunTrust in 1998 as a bank analyst focused on asset/liability management and liquidity strategies. Mr. Prabhu holds a B.B.A. in Economics from Georgia College and State University and an M.B.A. in Finance from Georgia State University.

Sam Dunlap is a Managing Director and Chief Investment Officer, Public Strategies at the Advisor and a Portfolio Manager of the Fund. Mr. Dunlap is also responsible for managing some of the separately managed accounts for the Advisor’s clients. Mr. Dunlap began his capital markets career in 2002 and has investment experience across multiple sectors of the fixed income market. Prior to joining the Advisor in 2009, Mr. Dunlap spent six years marketing and structuring interest rate derivatives with SunTrust Robinson Humphrey where he focused on both interest rate hedging products and interest rate linked structured notes. Mr. Dunlap’s previous experience included two years at Wachovia in Charlotte, North Carolina supporting the agency mortgage pass-through trading desk. Mr. Dunlap received a B.A. in Economics from the University of Georgia.

Berkin Kologlu is a Managing Director and Senior Portfolio Manager of the Adviser and a Portfolio Manager of the Fund. Mr. Kologlu has over 15 years’ experience in fixed income products and focuses on building and managing strategies within the Collateralized Loan Obligation (CLO) market. He spent the previous six years as an Executive Director at UBS, covering structured products and client solutions. Prior to UBS, Mr. Kologlu worked at Bank of America, where he focused on the structuring and marketing of CLOs and synthetic CDOs backed by corporate credit. Before Bank of America, Mr. Kologlu worked in Turkey as a commercial banker, where he was responsible for lending to large cap corporations. He received his MBA from Duke University’s Fuqua School of Business and his B.S. in Civil Engineering from Bogazici University in Istanbul, Turkey.

Matthew R. Kennedy, CFA, is a Managing Director and Senior Portfolio Manager of the Adviser and a Portfolio Manager of the Fund. Mr. Kennedy has over 20 years of capital markets and asset management experience. Prior to joining the Adviser in 2016, Mr. Kennedy spent seven years as a portfolio manager with Rainier Investment Management, LLC, where he served as Director of Fixed Income Management and was responsible for managing the Predecessor High Yield Fund among other clients. Mr. Kennedy began his investment career in 1995 at GE Financial Assurance, where he served as a Senior Analyst and made investment recommendations for investment grade, high yield, and private placement portfolios. From 1991 through 1994, he was a CPA and Auditor at Deloitte & Touche. Mr. Kennedy is a member of the CFA Institute and the Seattle Society of Financial Analysts. He holds the Chartered Financial Analyst designation. Mr. Kennedy received his Bachelor of Arts degree in Business Administration, with specializations in Finance and Accounting, from Washington State University.

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Colin McBurnette is a Senior Portfolio Manager of the Adviser and a Portfolio Manager of the Fund. Mr. McBurnette focuses on security and portfolio analytics. Prior to joining the Adviser in 2012, Mr. McBurnette worked for Prodigus Capital Management, where he served on the investment committee and ran the analytics group. He was responsible for acquisition and management of their distressed debt portfolio, as well as the development of their proprietary financial technology platform. Previously, Mr. McBurnette worked in the Real Estate Capital Markets group for Wachovia Bank and Wells Fargo where he focused on risk management for their commercial real estate REPO lines. Mr. McBurnette holds a B.B.A. in Finance and in Real Estate from the University of Georgia.

Clayton Triick, CFA, is a Senior Portfolio Manager of the Adviser and a Portfolio Manager of the Fund. Mr. Triick is a portfolio manager within the non-agency and agency RMBS markets and focuses on asset allocation and interest rate risk management of the Financials Income Fund, other Angel Oak funds, and the institutional separately managed accounts. Mr. Triick has 8 years of investment experience across multiple sectors of fixed income. Prior to joining Angel Oak in 2011, Mr. Triick worked for YieldQuest Advisors, where he was a member of the investment committee focusing on interest rate risk, currency risk, and commodity of the portfolios alongside directly managing the closed-end fund allocations within YieldQuest portfolios and individual accounts. Mr. Triick holds a B.B.A. in Finance from the Farmer School of Business at Miami University. He also holds the Chartered Financial Analyst (CFA) designation.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers, including their compensation structure, other accounts managed and ownership of Shares of the Fund.

Control Persons

A control person generally is a person who beneficially owns more than 25% of the voting securities of a company or has the power to exercise control over the management or policies of such company. As of May 5, 2020, Pershing LLC owned approximately 79.54% of the voting securities of the Fund. For so long as Pershing LLC has a greater than 25% interest in the Fund, it may be deemed to be a “control person” of the Fund for purposes of the 1940 Act.

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator, fund accountant and transfer agent to the Fund pursuant to respective agreements. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Fund of all documents required to be filed for compliance by the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares.

Pursuant to the Fund’s agreements with Fund Services, Fund Services receives fees from the Fund for services performed as administrator, transfer agent and fund accountant. Fund Services receives a fee based on the average daily net assets of the Fund, subject to an annual minimum amount.

Custodian

U.S. Bank National Association, which has its principal office at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian for the Fund.

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FUND EXPENSES

The Adviser bears all of its own costs incurred in providing investment advisory services to the Fund. As described below, however, the Fund bears all other expenses incurred in the business and operation of the Fund, including amounts that the Fund pays Angel Oak and Fund Services for certain services that Angel Oak and Fund Services provide or arrange to be provided to the Fund.

Expenses borne directly by the Fund include:

•	the cost of calculating the NAV of Shares, including the cost of any third-party pricing or valuation services;

•	the cost of effecting sales and repurchases of Shares and other securities;

•	the Management Fee;

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investment related expenses (e.g., expenses that, in the Adviser’s discretion, are related to the investment of the Fund’s assets, whether or not such investments are consummated), including, as applicable, brokerage commissions, borrowing charges on securities sold short, clearing and settlement charges, recordkeeping, interest expense, dividends on securities sold but not yet purchased, and margin fees;

•	transfer agent and custodial fees;

•	federal and any state registration or notification fees;

•	federal, state and local taxes;

•	fees and expenses of Trustees not also serving in an executive officer capacity for the Fund or the Adviser;

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the costs of preparing, printing and mailing reports and other communications, including repurchase offer correspondence or similar materials, to Shareholders (except that the Adviser bears the cost of printing and distributing extra copies of the Fund’s prospectus, statement of additional information, and sales and advertising materials to prospective investors (but not to existing Shareholders));

•	fidelity bond, Trustees and officers errors and omissions liability insurance and other insurance premiums;

•	legal expenses (including those expenses associated with preparing the Fund’s public filings, attending and preparing for Board meetings, as applicable, and generally serving as counsel to the Fund);

•	external accounting expenses (including fees and disbursements and expenses related to the annual audit of the Fund and the preparation of the Fund’s tax information);

•	costs associated with reporting and compliance obligations under the 1940 Act and applicable federal and state securities laws, including compliance with The Sarbanes-Oxley Act of 2002; and

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any expenses incurred outside of the ordinary course of business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding and indemnification expenses as provided for in the Fund’s organizational documents.

Expense Limitation Arrangement

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after fee waiver/expense reimbursement to 0.75% of the Fund’s average daily net assets (the “Expense Limit”) until May 31, 2021. The Expense Limit excludes certain expenses and consequently, the Total Annual Fund Operating Expenses after fee waiver/expense reimbursement may be higher than the Expense Limit. The contractual arrangement may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

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Organization and Offering Costs

Organizational costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are paid by the Adviser on behalf of the Fund.

The Fund’s initial offering costs included, among other things, legal, accounting, printing and other expenses pertaining to this offering. These costs were paid by the Adviser on behalf of the Fund.

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MANAGEMENT FEE

Pursuant to the Investment Advisory Agreement, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a Management Fee. The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.25% of the average daily value of the Fund’s net assets.

Approval of the Investment Advisory Agreement

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s annual report on Form N-CSR for the period ending January 31, which is publicly filed with the SEC.

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DETERMINATION OF NET ASSET VALUE

The price you pay for your Shares is based on the Fund’s NAV. The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of Shares outstanding. Requests to purchase Shares are processed at the NAV next calculated after the Fund receives your order in proper form. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Fund management believes there remains an adequate market to meet purchase orders for that day.

In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase the Fund’s shares.

In calculating the Fund's NAV, portfolio investments for which market quotations are readily available are valued at market value, which is ordinarily determined based on official closing prices or the last reported sale prices of an instrument. Where no such closing price or sale price is reported, market value is determined based on quotes obtained from market makers or prices supplied by one or more third-party pricing source (“Pricing Services”), which may include evaluated prices. The types of investments in which the Fund typically invests are generally valued on the basis of evaluated prices provided by Pricing Services. Such prices may be based on a number of factors, including, among other things, information obtained from market makers and estimates based on recent market prices for investments with similar characteristics. If market or evaluated prices are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the applicable NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board. For example, the Fund may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board, the Fund (with the assistance of its Pricing Services and other service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. In this regard, the Adviser, pursuant to the terms of the investment advisory agreement with the Fund, has agreed to provide the Fund’s pricing information that the Adviser reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and the Fund’s valuation procedures. The Fund’s fair value guidelines include the consideration of pricing information from one or more Pricing Services, which information is monitored by the Adviser daily. The Board oversees the Adviser’s implementation of the fair value guidelines established by the Board.

Notwithstanding the foregoing, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate. The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) continually monitor and evaluate the appropriateness of their fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent the Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the NAVs of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their NAVs.

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Because the Fund relies on various sources to calculate its NAVs, the Fund is subject to certain operational risks associated with reliance on the Pricing Services and other service providers and data sources. The Fund’s NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

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CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by, among other things, having a portfolio manager focus on a particular investment discipline and/or reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. There has been significant growth in the number of firms organized to make investments similar to those which the Fund intends to make, which may result in increased competition to the Fund in obtaining suitable investments. Because the Adviser manages other funds and accounts with similar investments strategies as the Fund that seek to invest in these limited investment opportunities, the Adviser may have to allocate available investment opportunities among the Fund and other funds and accounts it manages. To deal with these situations, the Adviser has adopted Trade Aggregation and Allocation Policies and Procedures for allocating portfolio transactions across multiple accounts. In accordance with these procedures, at times, the Fund may receive a smaller portion of an investment opportunity than desired or certain investment opportunities may be allocated to other funds or accounts managed by the Adviser as part of the allocation procedures.

From time to time, the Fund and other funds or accounts managed by the Adviser may make investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities.  These investments could inherently give rise to conflicts of interest between or among the Fund and the other holders of various classes of securities.  The Adviser and its clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. Prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its clients, and Fund transactions may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

Through the various activities of the Adviser and its affiliates, the Adviser and/or its affiliates may acquire material non-public information or otherwise be restricted from trading in certain potential investments that the Fund otherwise might have purchased or sold.

With respect to securities transactions for clients, the Adviser determines which dealer to use to execute each order. However, the Adviser may direct securities transactions to a particular dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated to obtain any price advantages available to large denomination purchases or sales.

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While the Fund generally may not purchase Structured Products (such as equity and junior debt tranches of asset‑backed securities and debt securitizations) sponsored by the Adviser or its affiliates directly from the issuer thereof, the Fund may, under certain circumstances, purchase Structured Products sponsored by the Adviser or its affiliates from third parties in secondary market transactions. The Fund does not currently contemplate making investments in any specific investments sponsored by the Adviser or an affiliate; however, to the extent the Fund does, it will do so only as permitted under the 1940 Act and the rules thereunder. To the extent that the Fund holds Structured Products sponsored by the Adviser or its affiliates, or holds Structured Products in which the Adviser or its affiliates also hold interests, certain conflicts of interest may arise. The Fund may be limited in its ability to participate in certain transactions with the Structured Product and may not be able to dispose of its interests in the Structured Product if no secondary market exists for the interests. Even if a secondary market exists, the Adviser or its affiliates at times may possess material non-public information that may restrict the Fund’s ability to dispose of its interests in the Structured Product.

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SHARE REPURCHASE PROGRAM

The Fund does not currently intend to list the Shares on a securities exchange and does not expect a secondary market to develop in the foreseeable future. Accordingly, Shareholders should expect that they will be unable to sell their Shares for an indefinite time or at a desired price. No Shareholder will have the right to require the Fund to repurchase or redeem such Shareholder’s Shares or any portion thereof. Shareholders are not permitted to transfer their investment from the Fund to any other registered investment company. Because no public market exists for the Shares, and no such market is expected to develop in the foreseeable future, Shareholders will not be able to liquidate their investment, other than through the Fund’s share repurchase program, or, in limited circumstances, as a result of transfers of Shares to other investors.

The Fund is an “interval fund,” which is designed to provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with relevant regulatory requirements (as discussed below). In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum allowable amount of 5% of its outstanding Shares. Quarterly repurchases will occur in the months of March, June, September and December. The Fund’s offer to purchase Shares is a fundamental policy that may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notifications of each quarterly repurchase offer (the “Repurchase Offer Notice”) will be sent to Shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”), which is ordinarily on the third Friday of the month in which the repurchase occurs. The NAV will be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”), although the NAV is expected to be determined as of the close of business on the Repurchase Request Deadline if doing so is not likely to result in significant dilution of the prices of the shares. The Fund will distribute such payment no later than seven calendar days after such Repurchase Pricing Date. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks. See “Types of Investments and Related Risks—Repurchase Offers Risks.”

Determination of Repurchase Offer Amount

The Board, or a committee thereof, in its sole discretion, will determine the number of Shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) in connection with any given Repurchase Request Deadline. However, the Repurchase Offer Amount, will be no less than 5% and no more than 25% of the total number of Shares outstanding on the Repurchase Request Deadline.

If Shareholders tender more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the Shares on a pro rata basis. However, the Fund is permitted to accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund will send each Shareholder of record and each beneficial owner of the Shares that are the subject of the repurchase offer a notification (“Shareholder Notification”).  The Shareholder Notification will contain information Shareholders should consider in deciding whether to tender Shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and set forth the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”).  The notice will also indicate the NAV that has been computed no more than seven days before the date of notification, and the process through which Shareholders may ascertain the NAV after the notification date.

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Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Investors may call (855) 751-4324 to learn the NAV. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs of the Fund, and a toll-free number for information regarding the repurchase offer.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline.  Payment pursuant to the repurchase offer will be made by check to the Shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2.00% of the outstanding Shares on the Repurchase Request Deadline.  If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase Shares on a pro rata basis.  However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered.

Consequences of Repurchase Offers

From the time the Fund sends the Shareholder Notification until the Repurchase Pricing Date for that offer, the Fund must maintain assets at least equal to the percentage of its Shares subject to the repurchase offer. For this purpose, such assets will consist of investments that may be sold or otherwise disposed of in the ordinary course of business, at approximately the price at which the Fund values them, within the period between the Repurchase Request Deadline and the repurchase payment deadline, or which mature by the Repurchase Payment Deadline. The Fund is also permitted to borrow up to the maximum extent permitted under the 1940 Act to meet repurchase requests.

If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Shares so as to mitigate these effects.

These and other possible risks associated with the Fund’s repurchase offers are described under “Other Risks Related to the Fund — Repurchase Offers Risks” above. In addition, the repurchase of Shares by the Fund will be a taxable event to shareholders.  For a discussion of these tax consequences, see “Tax Aspects” below and in the Statement of Additional Information.

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DESCRIPTION OF CAPITAL STRUCTURE

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit incorporated in the State of Delaware and therefore generally will not be personally liable for the Fund’s debts or obligations.

Share Classes

The Fund applied for and was granted exemptive relief from the SEC that permits the Fund to issue multiple classes of shares. The Fund currently offers three classes of shares, Class A, Class U and Institutional Class. Class U shares are offered through another prospectus. The Fund may offer additional classes of shares in the future.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Except as otherwise provided by the Trustees, Shares will have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Fund, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

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OUTSTANDING SECURITIES

The following table sets forth information about the Fund’s outstanding Shares as of April 30, 2020:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	None	None
Institutional Class Shares of Beneficial Interest	Unlimited	None	517,840
Class U Shares of Beneficial Interest	Unlimited	None	None

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Fund has entered into the Investment Advisory Agreement with Angel Oak. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be no less than two and no more than 10, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) (i) with or without cause, by at least two-thirds (66 2/3%) of the remaining Trustees; or (ii) with or without cause, at any meeting of Shareholders, by at least two-thirds (66 2/3%) of the outstanding shares of the Trust.

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Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Amendment of Declaration of Trust and By-Laws

Subject to the provisions of the 1940 Act, and subject to certain exceptions described in the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and By-Laws, the Board has the exclusive power to amend or repeal the By-Laws or adopt new By-Laws at any time.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the  Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

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TAX ASPECTS

The following is a general summary of certain material U.S. federal income tax considerations applicable to the Fund and an investment in the Fund. The discussion below provides general tax information related to an investment in the Fund, but does not purport to be a complete description of the U.S. federal income tax consequences of an investment in the Fund and does not address any state, local, non-U.S. or other tax consequences. It is based on the Code and U.S. Treasury regulations thereunder and administrative pronouncements, all as of the date hereof, any of which is subject to change, possibly with retroactive effect. In addition, it does not describe all of the tax consequences that may be relevant in light of a Shareholder’s particular circumstances, including (but not limited to) alternative minimum tax consequences and tax consequences applicable to Shareholders subject to special tax rules, such as certain financial institutions; dealers or traders in securities who use a mark-to-market method of tax accounting; persons holding Shares as part of a hedging transaction, wash sale, conversion transaction or integrated transaction or persons entering into a constructive sale with respect to Shares; entities classified as partnerships or other pass-through entities for U.S. federal income tax purposes; insurance companies; U.S. Shareholders (as defined below) whose functional currency is not the U.S. dollar; or tax-exempt entities, including “individual retirement accounts” or “Roth IRAs.” As with any taxable investment, Shareholders may be subject to the federal alternative minimum tax on their income (including taxable income from the Fund), depending on their individual circumstances. Unless otherwise noted, the following discussion applies only to a Shareholder that holds Shares as a capital asset and is a U.S. Shareholder. A “U.S. Shareholder” generally is a beneficial owner of Shares who is for U.S. federal income tax purposes:

•	an individual who is a citizen or resident of the United States;

•	a corporation, or other entity taxable as a corporation, created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

•	an estate the income of which is subject to U.S. federal income taxation regardless of its source; or

•
a trust if it (a) is subject to the primary supervision of a court within the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (b) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. A prospective Shareholder that is a partner in a partnership holding Shares should consult his, her or its tax advisors with respect to the purchase, ownership and disposition of Shares.

The discussion set forth herein does not constitute tax advice. Tax laws are complex and often change, and Shareholders should consult their tax advisors about the U.S. federal, state, local or non-U.S. tax consequences of an investment in the Fund.

Taxation of the Fund

The Fund intends to elect, to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. As a RIC, the Fund generally will not be subject to corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes as dividends to Shareholders. To qualify as a RIC in any tax year, the Fund must, among other things, satisfy both a source of income test and asset diversification tests. The Fund will qualify as a RIC if (i) at least 90% of the Fund’s gross income for such tax year consists of dividends; interest; payments with respect to certain securities loans; gains from the sale or other disposition of shares, securities or foreign currencies; other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such shares, securities or currencies; and net income derived from interests in “qualified publicly-traded partnerships” (such income, “Qualifying RIC Income”); and (ii) the Fund’s holdings are diversified so that, at the end of each quarter of such tax year, (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash equivalents, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested (x) in securities (other than U.S. government securities or securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or (y) in the securities of one or more “qualified publicly-traded partnerships.” The Fund’s share of income derived from a partnership other than a “qualified publicly-traded partnership” will be treated as Qualifying RIC Income only to the extent that such income would have constituted Qualifying RIC Income if derived directly by the Fund. A “qualified publicly-traded partnership” is generally defined as an entity that is treated as a partnership for U.S. federal income tax purposes if (1) interests in such entity are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (2) less than 90% of its gross income for the relevant tax year consists of Qualifying RIC Income. The Code provides that the Treasury Department may by regulation exclude from Qualifying RIC Income foreign currency gains that are not directly related to the RIC’s principal business of investing in shares or securities (or options and futures with respect to shares or securities). The Fund anticipates that, in general, its foreign currency gains will be directly related to its principal business of investing in shares and securities.

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In addition, to maintain RIC tax treatment, the Fund must distribute on a timely basis with respect to each tax year dividends of an amount at least equal to 90% of the sum of its “investment company taxable income” and its net tax-exempt interest income, determined without regard to any deduction for dividends paid, to Shareholders (the “90% distribution requirement”). If the Fund qualifies as a RIC and satisfies the 90% distribution requirement, the Fund generally will not be subject to U.S. federal income tax on its “investment company taxable income” and net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes as dividends to Shareholders (including amounts that are reinvested pursuant to the DRP). In general, a RIC’s “investment company taxable income” for any tax year is its taxable income, determined without regard to net capital gains and with certain other adjustments. The Fund intends to distribute all or substantially all of its “investment company taxable income,” net tax-exempt interest income (if any) and net capital gains on an annual basis. Any taxable income, including any net capital gains that the Fund does not distribute in a timely manner, will be subject to U.S. federal income tax at regular corporate rates.

If the Fund retains any net capital gains for reinvestment, it may elect to treat such capital gains as having been distributed to Shareholders. If the Fund makes such an election, each Shareholder will be required to report its share of such undistributed net capital gains attributed to the Fund as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such undistributed net capital gains as a credit against its own U.S. federal income tax liability, if any, and to claim a refund on a properly-filed U.S. federal income tax return to the extent that the credit exceeds such liability. In addition, each Shareholder will be entitled to increase the adjusted tax basis of its Shares by the difference between its share of such undistributed net capital gain and the related credit. There can be no assurance that the Fund will make this election if it retains all or a portion of its net capital gain for a tax year.

As a RIC, the Fund will be, subject to a nondeductible 4% federal excise tax on certain undistributed amounts for each calendar year (the “4% excise tax”). To avoid the 4% excise tax, the Fund must distribute in respect of each calendar year dividends of an amount at least equal to the sum of (1) 98% of its ordinary taxable income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of its capital gain net income (adjusted for certain ordinary losses) generally for the one-year period ending on October 31 of the calendar year and (3) any ordinary income and capital gains for previous calendar years that were not distributed during those calendar years. For purposes of determining whether the Fund has met this distribution requirement, the Fund will be deemed to have distributed any income or gains previously subject to U.S. federal income tax. Furthermore, any distribution declared by the Fund in October, November or December of any calendar year, payable to Shareholders, of record on a specified date in such a month and actually paid during January of the following calendar year, will be treated for tax purposes as if it had been paid on December 31 of the calendar year in which the distribution was declared. The Fund generally intends to avoid the imposition of the 4% excise tax, but there can be no assurance in this regard.

If the Fund fails to qualify as a RIC or fails to satisfy the 90% distribution requirement in respect of any tax year, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gains, even if such income were distributed, and all distributions out of earnings and profits would be taxed as ordinary dividend income. Such distributions generally would be eligible for the dividends-received deduction in the case of certain corporate Shareholders and may be eligible to be qualified dividend income in the case of certain non-corporate Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (any of which could be subject to interest charges) before re-qualifying for taxation as a RIC. If the Fund fails to satisfy either the income test or asset diversification test described above, in certain cases, however, the Fund may be able to avoid losing its status as a RIC by timely providing notice of such failure to the IRS, curing such failure and possibly paying an additional tax or penalty.

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Some of the investments that the Fund is expected to make, such as investments in debt instruments having market discount and/or treated as issued with OID, may cause the Fund to recognize income or gain for U.S. federal income tax purposes prior to the receipt of any corresponding cash or other property. As a result, the Fund may have difficulty meeting the 90% distribution requirement necessary to maintain RIC tax treatment. Because this income will be included in the Fund’s investment company taxable income for the tax year it is accrued, the Fund may be required to make a distribution to Shareholders to meet the distribution requirements described above, even though the Fund will not have received any corresponding cash or property. The Fund may be required to borrow money, dispose of other securities or forgo new investment opportunities for this purpose.

There may be uncertainty as to the appropriate treatment of certain of the Fund’s investments for U.S. federal income tax purposes. In particular, the Fund expects to invest a portion of its net assets in below investment grade instruments. U.S. federal income tax rules with respect to such instruments are not entirely clear about issues such as whether and to what extent the Fund should recognize interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, in connection with the Fund’s general intention to distribute sufficient income to qualify, and maintain its qualification to be subject to tax as a RIC and to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Income received by the Fund from sources outside the United States may be subject to withholding and other taxes imposed by such countries, thereby reducing income available to the Fund. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund generally intends to conduct its investment activities to minimize the impact of foreign taxation, but there is no guarantee that the Fund will be successful in this regard. If more than 50% of the value of the Fund’s total assets at the close of its tax year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass-through” to the Fund the foreign source amount of income deemed earned and the respective amount of foreign taxes paid by the Fund. If at least 50% of the value of the Fund’s total assets at the close of each quarter of its tax year is represented by interests in other RICs, the Fund may elect to “pass-through” to Shareholders the foreign source amount of income deemed earned and the respective amount of foreign taxes paid or deemed paid by the Fund. If the Fund so elects, each Shareholder would be required to include in gross income, even though not actually received, each Shareholder’s pro rata share of the foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both).

The Fund may invest in shares of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is considered a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general under the PFIC rules, an “excess distribution” received with respect to PFIC shares is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund generally will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior tax years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior tax years) even though the Fund distributes the corresponding income to Shareholders. Excess distributions include any gain from the sale of PFIC shares as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under one such election (i.e., a “QEF” election), the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark its PFIC shares to market, resulting in any unrealized gains at the Fund’s tax year end being treated as though they were recognized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of the PFIC’s Shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior tax years with respect to shares in the same PFIC.

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Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income, gain or loss with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to Fund Shareholders, and which will be recognized by Fund Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares. Note that distributions from a PFIC are not eligible for the reduced rate of tax on distributions of “qualified dividend income” as discussed below.

Some of the CLOs in which the Fund invests may be PFICs, which are generally subject to the tax consequences described above. Investment in certain equity interests of CLOs that are subject to treatment as PFICs for U.S. federal income tax purposes may cause the Fund to recognize income in a tax year in excess of the Fund’s distributions from such CLOs, PFICs and the Fund’s proceeds from sales or other dispositions of equity interests in other CLOs and other PFICs during that tax year. As a result, the Fund generally would be required to distribute such income to satisfy the distribution requirements applicable to RICs.  Furthermore, the IRS recently issued final regulations that generally treat the Fund’s income inclusion with respect to a PFIC with respect to which the Fund has made a qualified electing fund, or “QEF”, election, as qualifying income for purposes of determining the Fund’s ability to be subject to tax as a RIC if (A) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

If the Fund holds more than 10% of the interests treated as equity for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation (“CFC”), including equity tranche investments and certain debt tranche investments in a CLO treated as CFC, the Fund may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation of an amount equal to the Fund’s pro rata share of the foreign corporation’s earnings for such tax year (including both ordinary earnings and capital gains), whether or not the corporation makes an actual distribution to the Fund during such tax year. This deemed distribution is required to be included in the income of certain U.S. shareholders of a CFC, such as the Fund, regardless of whether a U.S. shareholder has made a QEF election with respect to such CFC. The Fund is generally required to distribute such income in order to satisfy the distribution requirements applicable to RICs, even to the extent the Fund’s income from a CFC exceeds the distributions from the CFC and the Fund’s proceeds from the sales or other dispositions of CFC stock during that tax year. In general, a foreign corporation will be treated as a CFC for U.S. federal income tax purposes if more than 50% of the shares of the foreign corporation, measured by reference to combined voting power or value, is owned (directly, indirectly or by attribution) by U.S. Shareholders. A “U.S. Shareholder,” for this purpose, is any U.S. person that possesses (actually or constructively) 10% or more of the combined value or voting power of all classes of shares of a corporation.  Additionally, the IRS recently issued final regulations that generally treat the Fund’s income inclusion with respect to a CFC as qualifying income for purposes of determining the Fund’s ability to be subject to tax as a RIC either if (A) there is a distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The functional currency of the Fund, for U.S. federal income tax purposes, is the U.S. dollar. Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Fund accrues interest income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are respectively characterized as ordinary income or ordinary loss for U.S. federal income tax purposes. Similarly, on the sale of other disposition of certain investments, including debt securities, certain forward contracts, as well as other derivative financial instruments, denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are generally treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of the Fund’s investment company taxable income subject to distribution to Fund Shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that the Fund must distribute to qualify for tax treatment as a RIC and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other investment company taxable income during a tax year, the Fund would not be able to distribute amounts considered dividends for U.S. federal income tax purposes, and any distributions during a tax year made by the Fund before such losses were recognized would be re-characterized as a return of capital to Fund Shareholders for U.S. federal income tax purposes, rather than as ordinary dividend income, and would reduce each Fund Shareholder’s tax basis in Fund Shares.

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If the Fund utilizes leverage through the issuance of preferred Shares or borrowings, it will be prohibited from declaring a distribution or dividend if it would fail the applicable asset coverage test(s) under the 1940 Act after the payment of such distribution or dividend. In addition, certain covenants in credit facilities or indentures may impose greater restrictions on the Fund’s ability to declare and pay dividends on Fund Shares. Limits on the Fund’s ability to pay dividends on Fund Shares may prevent the Fund from meeting the distribution requirements described above and, as a result, may affect the Fund’s ability to be subject to tax as a RIC or subject the Fund to the 4% excise tax. The Fund endeavors to avoid restrictions on its ability to make distribution payments. If the Fund is precluded from making distributions on Fund Shares because of any applicable asset coverage requirements, the terms of preferred Shares (if any) may provide that any amounts so precluded from being distributed, but required to be distributed by the Fund to enable the Fund to satisfy the distribution requirements that would enable the Fund to be subject to tax as a RIC, will be paid to the holders of preferred Shares as a special distribution. This distribution can be expected to decrease the amount that holders of preferred Shares would be entitled to receive upon repurchase or liquidation of such preferred Shares.

Certain of the Fund’s investments are expected to be subject to special U.S. federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower-taxed long-term capital gains into higher-taxed short-term capital gains or ordinary income, (3) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (4) adversely affect when a purchase or sale of shares or securities is deemed to occur, (5) adversely alter the intended characterization of certain complex financial transactions, (6) cause the Fund to recognize income or gain without a corresponding receipt of cash, (7) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (8) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment and (9) produce income that will not constitute Qualifying RIC Income. The application of these rules could cause the Fund to be subject to U.S. federal income tax or the 4% excise tax and, under certain circumstances, could affect the Fund’s status as a RIC. The Fund monitors its investments and may make certain tax elections to mitigate the effect of these provisions.

The remainder of this discussion assumes that the Fund has qualified and maintain its qualification as a RIC and has satisfied the distribution requirements described above.

Taxation of U.S. Shareholders

Distributions

Distributions of the Fund’s ordinary income and net short-term capital gains will, except as described below with respect to distributions of “qualified dividend income,” generally be taxable to Shareholders as ordinary income to the extent such distributions are paid out of the Fund’s current or accumulated earnings and profits, as determined for U.S. federal income tax purposes. Distributions (or deemed distributions, as described above), if any, of net capital gains will be taxable as long-term capital gains, regardless of the length of time a Shareholder has owned Shares. The ultimate tax characterization of the Fund’s distributions made in a tax year cannot be determined until after the end of the tax year. As a result, the Fund may make total distributions during a tax year in an amount that exceeds the current and accumulated earnings and profits of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a Shareholder as a return of capital that will be applied against and reduce the Shareholder’s tax basis in its Shares. To the extent that the amount of any such distribution exceeds the Shareholder’s tax basis in its Shares, the excess will be treated as gain from a sale or exchange of Shares. Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional Shares. Generally, for U.S. federal income tax purposes, a Shareholder receiving Shares under the DRP will be treated as having received a distribution equal to the fair market value of such Shares on the date the Shares are credited to the Shareholder’s account.

A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

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It is expected that a substantial portion of the Fund’s income will consist of ordinary income. For example, interest and OID derived by the Fund characterized as ordinary income for U.S. federal income tax purposes. In addition, gain derived by the Fund from the disposition of debt instruments with “market discount” (generally, securities with a fixed maturity date of more than one year from the date of issuance acquired by the Fund at a price below the lesser of their stated redemption price at maturity or accreted value, in the case of securities with OID) will be characterized as ordinary income for U.S. federal income tax purposes to the extent of the market discount that has accrued, as determined for U.S. federal income tax purposes, at the time of such disposition, unless the Fund makes an election to accrue market discount on a current basis. In addition, certain of the Fund’s investments will be subject to other special U.S. federal income tax provisions that may affect the character, increase the amount and/or accelerate the timing of distributions to Shareholders.

Distributions made by the Fund to a corporate Shareholder will qualify for the dividends-received deduction only to the extent that the distributions consist of qualifying dividends received by the Fund. In addition, any portion of the Fund’s dividends otherwise qualifying for the dividends-received deduction will be disallowed or reduced if the corporate Shareholder fails to satisfy certain requirements, including a holding period requirement, with respect to its Shares. Distributions of “qualified dividend income” to an individual or other non-corporate Shareholder will be treated as “qualified dividend income” to such Shareholder and generally will be taxed at long-term capital gain rates, provided the Shareholder satisfies the applicable holding period and other requirements. “Qualified dividend income” generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Given the Fund’s investment strategy, it is not expected that a significant portion of the distributions made by the Fund will be eligible for the dividends-received deduction or the reduced rates applicable to “qualified dividend income.”

If a person acquires Shares shortly before the record date of a distribution, the price of the Shares may include the value of the distribution, and the person will be subject to tax on the distribution even though economically it may represent a return of his, her or its investment in such Shares.

Distributions paid by the Fund generally will be treated as received by a Shareholder at the time the distribution is made. However, the Fund may, under certain circumstances, elect to treat a distribution that is paid during the following tax year as if it had been paid during the tax year in which the income or gains supporting the distribution was earned. If the Fund makes such an election, the Shareholder will still be treated as receiving the distribution in the tax year in which the distribution is received. In this instance, however, any distribution declared by the Fund in October, November or December of any calendar year, payable to Shareholders of record on a specified date in such a month and actually paid during January of the following calendar year, will be treated for tax purposes as if it had been received by Shareholders on December 31 of the calendar year in which the distribution was declared.

Shareholders will be notified annually, as promptly as practicable after the end of each calendar year, as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the NAV of those Shares.

Sale or Exchange of Shares

The repurchase or transfer of Shares may result in a taxable gain or loss to the tendering Shareholder. Different tax consequences may apply for tendering and non-tendering Shareholders in connection with a repurchase offer. For example, if a Shareholder does not tender all of his or her Shares, such repurchase may  be treated as a dividend (as opposed to a sale or exchange) for U.S. federal income tax purposes, and may result in deemed distributions to non-tendering Shareholders. On the other hand, Shareholders holding Shares as capital assets who tender all of their Shares (including Shares deemed owned by Shareholders under constructive ownership rules) will be treated as having sold their Shares and generally will recognize capital gain or loss. The amount of the gain or loss will be equal to the difference between the amount received for the Shares and the Shareholder’s adjusted tax basis in the relevant Shares. Such gain or loss generally will be a long-term capital gain or loss if the Shareholder has held such Shares as capital assets for more than one year. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Losses realized by a Shareholder on the sale or exchange of Shares held as capital assets for six months or less will be treated as long-term capital losses to the extent of any distribution of long-term capital gains received (or deemed received, as discussed above) with respect to such Shares. In addition, no loss will be allowed on a sale or other disposition of Shares if the Shareholder acquires (including through reinvestment of distributions or otherwise) Shares, or enters into a contract or option to acquire Shares, within 30 days before or after any disposition of such Shares at a loss. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Under current law, net capital gains recognized by non-corporate Shareholders are generally subject to U.S. federal income tax at lower rates than the rates applicable to ordinary income.

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In general, U.S. Shareholders currently are generally subject to a maximum federal income tax rate of either 15% or 20% (depending on whether the Shareholder’s income exceeds certain threshold amounts) on their net capital gain (i.e., the excess of realized net long-term capital gains over realized net short-term capital losses), including any long-term capital gain derived from an investment in Shares. Such rate is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Shareholders currently are subject to U.S. federal income tax on net capital gain at the maximum 21% rate also applied to ordinary income. Non-corporate Shareholders with net capital losses for a tax year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each tax year. Any net capital losses of a non-corporate Shareholder in excess of $3,000 generally may be carried forward and used in subsequent tax years as provided in the Code. Corporate Shareholders generally may not deduct any net capital losses for a tax year, but may carry back such losses for three tax years or carry forward such losses for five tax years.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from repurchases or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. U.S. persons that are individuals, estates or trusts are urged to consult their tax advisors regarding the applicability of this tax to their income and gains in respect of their investment in the Fund.

The Fund (or if a U.S. Shareholder holds Shares through an intermediary, such intermediary) will send to each of its U.S. Shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per Share and per distribution basis, the amounts includible in such U.S. Shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally will be reported to the IRS, including the amount of distributions, if any, eligible for the preferential maximum rate generally applicable to long-term capital gains. Distributions paid by the Fund generally will not be eligible for the corporate dividends received deduction or the preferential tax rate applicable to Qualifying Dividends because the Fund’s income generally will not consist of dividends. Distributions may also be subject to additional state, local and foreign taxes depending on a U.S. Shareholder’s particular situation.

Under U.S. Treasury regulations, if a Shareholder recognizes losses with respect to Shares of $2 million or more for an individual Shareholder or $10 million or more for a corporate Shareholder, the Shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct Shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Reporting of adjusted cost basis information is required for covered securities, which generally include shares of a RIC acquired after January 1, 2012, to the IRS and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

Backup Withholding and Information Reporting

Information returns will be filed with the IRS in connection with payments on Shares and the proceeds from a sale or other disposition of Shares. A Shareholder will be subject to backup withholding on all such payments if it fails to provide the payor with its correct taxpayer identification number (generally, in the case of a U.S. resident Shareholder, on an IRS Form W-9) and to make required certifications or otherwise establish an exemption from backup withholding. Corporate Shareholders and certain other Shareholders generally are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld as backup withholding may be credited against the applicable Shareholder’s U.S. federal income tax liability, provided the required information is timely furnished to the IRS.

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Taxation of Non-U.S. Shareholders

Whether an investment in the Fund is appropriate for a non-U.S. Shareholder (as defined below) will depend upon that investor’s particular circumstances. An investment in the Fund by a non-U.S. Shareholder may have adverse tax consequences. Non-U.S. Shareholders should consult their tax advisors before investing in Shares.

The U.S. federal income taxation of a Shareholder that is a nonresident alien individual, a foreign trust or estate or a foreign corporation, as defined for U.S. federal income tax purposes (a “non-U.S. Shareholder”), depends on whether the income that the Shareholder derives from the Fund is “effectively connected” with a U.S. trade or business carried on by the Shareholder.

If the income that a non-U.S. Shareholder derives from the Fund is not “effectively connected” with a U.S. trade or business carried on by such non-U.S. Shareholder, distributions of “investment company taxable income” (including any deemed distributions with respect to a repurchase offer) will generally be subject to a U.S. federal withholding tax at a rate of 30% (or a lower rate provided under an applicable treaty). Alternatively, if the income that a non-U.S. Shareholder derives from the Fund is effectively connected with a U.S. trade or business of the non-U.S. Shareholder, the Fund will not be required to withhold U.S. federal tax if the non-U.S. Shareholder complies with applicable certification and disclosure requirements, although such income will be subject to U.S. federal income tax in the manner described below and at the rates applicable to U.S. residents. Backup withholding will not, however, be applied to payments that have been subject to this 30% withholding tax applicable to non-U.S. Shareholders.

A non-U.S. Shareholder whose income from the Fund is not “effectively connected” with a U.S. trade or business will generally be exempt from U.S. federal income tax on capital gains distributions, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of Shares. If, however, such a non-U.S. Shareholder is a nonresident alien individual and is physically present in the United States for 183 days or more during the tax year and meets certain other requirements such capital gains distributions, undistributed capital gains and gains from the sale or exchange of Shares will be subject to a 30% U.S. tax.

Furthermore, properly designated distributions by the Fund and received by non-U.S. Shareholders are generally exempt from U.S. federal withholding tax when they (a) are paid by the Fund in respect of the Fund’s “qualified net interest income” (i.e., the Fund’s U.S. source interest income, subject to certain exceptions, reduced by expenses that are allocable to such income), or (b) are paid by the Fund in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gains over the Fund’s long-term capital losses for such tax year). However, depending on the circumstances, the Fund may designate all, some or none of the Fund’s potentially eligible distributions as derived from such qualified net interest income or from such qualified short-term capital gains, and a portion of such distributions (e.g., derived from interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. Moreover, in the case of Shares held through an intermediary, the intermediary may have withheld amounts even if the Fund reported all or a portion of a distribution as exempt from U.S. federal withholding tax. To qualify for this exemption from withholding, a non-U.S. Shareholder must comply with applicable certification requirements relating to its non-U.S. tax residency status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP, or an acceptable substitute or successor form). Thus, an investment in the Shares by a non-U.S. Shareholder may have adverse tax consequences as compared to a direct investment in the assets in which the Fund will invest.

If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. Shareholder, any distributions of “investment company taxable income,” capital gains distributions, amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of Shares will be subject to U.S. income tax, on a net income basis, in the same manner, and at the graduated rates applicable to, U.S. persons. If such a non-U.S. Shareholder is a corporation, it may also be subject to the U.S. branch profits tax.

A non-U.S. Shareholder other than a corporation may be subject to backup withholding on net capital gains distributions that are otherwise exempt from withholding tax or on distributions that would otherwise be taxable at a reduced treaty rate if such Shareholder does not certify its non-U.S. status under penalties of perjury or otherwise establish an exemption.

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If the Fund distributes net capital gains in the form of deemed rather than actual distributions, a non-U.S. Shareholder will be entitled to a U.S. federal income tax credit or tax refund equal to the Shareholder’s allocable share of the tax the Fund pays on the capital gains deemed to have been distributed. To obtain the refund, the non-U.S. Shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the non-U.S. Shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a federal income tax return.

Under the Foreign Account Tax Compliance Act provisions of the Code, withholding of U.S. tax (at a 30% rate) is required on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

The tax consequences to a non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. Shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the potential application of the U.S. estate tax.

Other Taxes

Shareholders may be subject to state, local and non-U.S. taxes applicable to their investment in the Fund. In those states or localities, entity-level tax treatment and the treatment of distributions made to Shareholders under those jurisdictions’ tax laws may differ from the treatment under the Code. Accordingly, an investment in Shares may have tax consequences for Shareholders that are different from those of a direct investment in the Fund’s portfolio investments. Shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

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CHOOSING A SHARE CLASS

The Fund offers three classes of shares: Class A, Class U and Institutional Class. Class U are offered through another prospectus, which you should read prior to investing in that share class. Each class of shares is designed for specific types of investors and has its own fee structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and the length of time that you expect to invest. Not all financial intermediaries make all classes of shares available to their clients. Third parties making Fund shares available to their clients determine which share class(es) to make available.

Class A shares are available through registered broker-dealers, banks, advisers and other financial institutions. Class A shares of the Fund are purchased at net asset value, plus an initial sales charge and subject to 12b-1 fees. There is no initial sales charge on purchases of Class A shares of $500,000 or more; however, a contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed if such Class A shares are repurchased within twelve (12) months of their purchase. Class A shares of the Fund received as a result of a conversion from Class U shares of the Fund will not be subject to a CDSC upon repurchase by the Fund. Class A shares are intended for (i) investors who meet the investment minimum for Class A shares, (ii) investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Class A shares and (iii) retirement plans whose sponsors or administrators have entered into arrangements with the Fund’s distributor.

Institutional Class shares are purchased at net asset value and are not subject to any 12b-1 fees. Institutional Class shares can be purchased directly through the distributor or other financial institutions, which may charge transaction fees with respect to your purchase. Institutional Class shares are intended for (i) investors who meet the investment minimum for Institutional Class shares; (ii) institutional investors (e.g., financial institutions, corporations, trusts, foundations); (iii) funds of funds; (iv) pension plans whose sponsors or administrators have entered into arrangements with the Fund’s distributor; (v) investors investing through omnibus accounts held by financial intermediaries that charge transaction fees and have entered into arrangements with the Fund’s distributor to offer Institutional Class shares; (vi) current and former trustees of the Fund; and (vii) other investors that have been approved by the Fund or the Adviser.

The minimum initial investment in the Fund is $1,000 for all account types for Class A shares and $50,000 for all account types for Institutional Class shares. The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other financial intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on redemptions. However, if you purchase or redeem shares through a broker-dealer or other financial intermediary, you may be charged a fee by that intermediary.

Information about sales charges, including applicable waivers, breakpoints and discounts to the sales charges, is fully disclosed in this Prospectus, which is available, free of charge, on the Fund’s website at www.angeloakcapital.com. The Fund believes that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location. Therefore, the Fund does not make the sales charge information available to investors on the website independent of the Prospectus.

Table of Contents - Prospectus - Class A & Institutional Shares

PLAN OF DISTRIBUTION

Quasar Distributors, LLC, located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202 (the “Distributor”), is the principal underwriter of Shares of the Fund. Shares may be purchased only through the Distributor. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of its contract with the Fund. The Distributor is not obligated to sell any specific amount of Shares of the Fund. The Distributor will also act as agent for the Fund in connection with repurchases of Shares.

Shares of the Fund will be continuously offered through the Distributor, as the exclusive distributor. The Fund has authorized one or more intermediaries (e.g., brokers, investment advisers, etc. collectively “Intermediaries”) to receive orders on its behalf. Such Intermediaries are authorized to designate other Intermediaries to receive orders on the Fund’s behalf. The Fund will be deemed to have received an order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. The Shares are offered at NAV per share (plus any applicable sales charge) calculated each regular business day.

The Fund and the Distributor will have the sole right to accept orders to purchase Shares and reserve the right to reject any order in whole or in part.

Investors may be charged a fee if they effect transactions through a financial intermediary.

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act with respect to Class A shares (the “Plan”).

The Plan provides that the Fund will pay a distribution fee of 0.25% of the average daily net assets of the Class A shares of the Fund in connection with the distribution of the class’s shares, including, but not necessarily limited to, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature. The Class A distribution fee may include up to 0.25% of the average daily net assets of the Fund’s Class A shares for shareholder services. The Distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the class’s shares, or who provides certain shareholder services, pursuant to a written agreement.

Over time, 12b-1 fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

No market currently exists for the Shares. The Shares are not listed and the Fund does not currently intend to list its Shares for trading on any securities exchange, and does not anticipate that a secondary market will develop for its Shares. Neither the Adviser nor the Distributor intends to make a market in the Shares.

The Distributor is not obligated to buy any of the Shares and does not intend to make a market in the Shares. The Fund has agreed to indemnify the Distributor and certain of the Distributor’s affiliates against certain liabilities, including certain liabilities arising under the 1933 Act. To the extent consistent with applicable law, the Distributor has agreed to indemnify the Fund and each Trustee and former Trustee against certain liabilities under the 1933 Act and in connection with the services rendered to the Fund.

Pursuant to the Fund’s agreement with the Distributor, the Distributor receives fees from the Fund for services performed as the distributor of Shares.
Table of Contents - Prospectus - Class A & Institutional Shares

SALES CHARGES – CLASS A SHARES

Purchase of Class A Shares

Class A shares of the Fund are purchased at the public offering price. The public offering price is the next determined NAV per share plus a sales charge as shown in the table below. Certain persons may be entitled to purchase Class A shares of the Fund without paying a sales charge. See “Waivers of Class A Sales Charge.” The table below also shows the portion of the sales charge that may be re-allowed to the broker-dealer or financial intermediary through whom you purchased your Class A shares.

	Sales Charge as a % of:		Dealer Concession as a % of Public Offering Price
Amount of Investment	Public Offering Price	Net Amount Invested
Less than $100,000	2.25%	2.30%	2.25%
$100,000 to $249,999	1.75%	1.78%	1.75%
$250,000 to $499,999	1.25%	1.27%	1.25%
$500,000 or more	None*	None*	1.00%

*
A maximum CDSC of 1.00% will be imposed on repurchases of these shares (exclusive of shares purchased with reinvested dividends and/or distributions) within the first 12 months after the initial sale. Class A Shares received as a result of a conversion from Class U shares of the Fund will not be subject to a CDSC upon repurchase by the Fund. The Adviser intends to pay a commission to financial intermediaries who place an order for a single purchaser based on the rates set forth in the section below entitled “Contingent Deferred Sales Charge and Dealer Concession.”

Under certain circumstances, the Distributor may change the concession to dealers and may also compensate dealers out of its own assets. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the 1933 Act. The Distributor retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record and any portion of a sales charge that is not re-allowed to a broker-dealer or financial intermediary.

The following sections discuss ways to obtain discounts on sales charges and waivers of contingent deferred sales charges on Class A shares of the Fund.

The availability of sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The Fund’s sales charge waivers and discounts described in this Prospectus are available for Fund share purchases made directly from the Fund (or the Distributor) and are generally available through financial intermediaries. The sales charge waivers and discounts available through certain other financial intermediaries are set forth in Appendix A-Waivers and Discounts Available from Intermediaries, attached to this Prospectus, which may differ from the sales charge waivers and discounts available for purchases made directly from the Fund (or the Distributor). Please contact your financial intermediary for information about which classes of shares of the Fund they offer and to take advantage of the sales charge waivers and discounts described in this Prospectus or in Appendix A.

Rights of Accumulation

Any “purchaser” (as defined below) may buy Class A shares of the Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total amount invested of all Class A shares of the Fund and the series of Angel Oak Funds Trust (together with the Fund, the “Angel Oak Funds”) then held by the purchaser and applying the sales charge applicable to such aggregate. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The rights of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

For purposes of determining the applicable sales charge discount, a “purchaser” includes an individual, the individual’s spouse and the individual’s children under the age of 21, purchasing Class A shares for the individual’s own account or account with the individual’s spouse and/or children; or a trustee or other fiduciary purchasing Class A shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that purchases are aggregated and submitted by a single source and quarterly confirmation of such purchases can be provided to that single source; or an organized group, provided that the purchases are made through a central administrator, or a single dealer.

Table of Contents - Prospectus - Class A & Institutional Shares

Letter of Intent

A Letter of Intent (a “LOI”) provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of an LOI, the “Amount of Investment” as referred to in the preceding sales charge table includes all purchases of Class A shares of the Fund over the 13-month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of an LOI. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. The LOI imposes no obligation to purchase or sell additional shares and provides for a price adjustment depending upon the actual amount purchased within such period. The LOI provides that the first purchase following execution of the LOI must be at least 5% of the amount of the intended overall purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the LOI are less than the intended amount and thereby qualify for a higher sales charge than actually paid, the appropriate number of escrowed shares is repurchased and the proceeds are used towards satisfaction of the obligation to pay the increased sales charge. If a repurchase order is received for an account prior to the satisfaction of the LOI, any shares not held in escrow will be repurchased first. Shares held in escrow will then be repurchased and a portion of the proceeds will be used to satisfy the obligation to pay the higher sales charge. Please contact the Fund’s Transfer Agent to obtain an LOI application at (855) 751-4324.

Shareholder’s Responsibility with Respect to Breakpoint Discounts

To obtain any of the Class A sales charge discounts set forth above, you must inform your financial intermediary of the existence of any eligible amounts under any Rights of Accumulation or LOI, in accounts held by family members at the time of purchase. You must inform your financial intermediary of all Shares of the Angel Oak Funds held (i) in your account(s) at the financial intermediary, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to family members. IF YOU FAIL TO INFORM YOUR FINANCIAL INTERMEDIARY OR THE FUND OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Fund will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Fund, the Transfer Agent, and financial intermediaries may not maintain this information.

Waivers of Class A Sales Charge

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Fund reserves the right to modify or terminate these arrangements at any time.

•
Purchases by: (i) current and former officers, Trustees/Directors, and employees of the Fund, the Adviser, or any of the Adviser’s current affiliates and those that may in the future be created and (ii) legal counsel to the Fund. At the direction of such persons, their family members (regardless of age), and any employee benefit plan established by any of the foregoing entities may also purchase shares at NAV.

•
Repurchases from retirement plans qualified under Section 401 of the Code. The CDSC will be waived for benefit payments made directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under Section 401(a)(9) of the Code), in-service distributions, hardships, loans, and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial intermediary.

Table of Contents - Prospectus - Class A & Institutional Shares

•	Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Fund.

•	Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

•	Purchases resulting from the reinvestment of a distribution.

•
Purchases through eligible Retirement Plans. “Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, rabbi trusts, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Contingent Deferred Sales Charge and Dealer Concession

There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a CDSC of up to 1.00% may be imposed if such Class A shares are repurchased within twelve (12) months of their purchase, based on the lower of the shares’ NAV at the time of purchase or current NAV.

The Distributor may pay a commission of up to 1.00% to a dealer of record for an investor’s purchases of Class A shares in amounts of $500,000 or more. In such cases, starting in the thirteenth month after purchase, the dealer of record will also receive an annual distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the Distributor will retain this fee. Where the dealer of record does not receive the payment of this commission, the dealer of record will instead receive the annual distribution and/or shareholder servicing fee starting immediately after purchase. Please contact your dealer of record for more information.

The Distributor may pay a commission to a dealer of record for an investor’s purchases of Class A shares that are subject to a sales charge waiver due to the investor’s cumulative holdings of $500,000 or more. Starting in the thirteenth month after such a purchase, the dealer of record will also receive an annual distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets represented by that purchase. Prior to the thirteenth month, the Distributor will retain this fee. Where the dealer of record does not receive the payment of this commission, the dealer of record will instead receive the annual distribution and/or shareholder servicing fee starting immediately after purchase. Please contact your dealer of record for more information.

In determining whether a CDSC is payable, the Fund will first repurchase Class A shares not subject to any charge. The Distributor receives the entire amount of any CDSC you pay. No CDSC is applied in the following instances:

•	The repurchase is due to the death or post-purchase disability of a shareholder or settlor of a living trust account.

•
Repurchases from retirement plans qualified under Section 401 of the Code. The CDSC will be waived for benefit payments made directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under Section 401(a)(9) of the Code), in-service distributions, hardships, loans, and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial intermediary.

•	The repurchase is for a mandatory withdrawal from a traditional IRA account after age 70 1/2.

Table of Contents - Prospectus - Class A & Institutional Shares

•	In the case of a divorce, where there exists a court decree that requires repurchase of the Shares.

•	Circumstances that the officers of the Fund, in their discretion, deem to warrant a waiver of the CDSC.

•	The repurchase relates to shares for which no commission was paid to the dealer of record (as described below).

Documentation may be required prior to the waiver of the CDSC, including death certificates, physicians’ certificates, etc., in applicable instances.

Under certain circumstances, the Distributor may change the concession to dealers and may also compensate dealers out of its own assets. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Distributor retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record and any portion of a sales charge that is not re-allowed to a broker-dealer or financial intermediary.

CDSC waivers and discounts available through certain financial intermediaries are set forth in Appendix A– Waivers and Discounts Available from Intermediaries, attached to this Prospectus, which may differ from the CDSC waivers and discounts available for purchases made directly from the Fund (or the Distributor), as described in this Prospectus.

Additional Payments to Dealers

In addition to dealer concessions and payments made by the Fund for distribution and shareholder servicing, the Adviser or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which includes broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Adviser or its affiliates, out of their own resources, which may include profits derived from servicing the Fund. Such payments by such parties may create an incentive for these financial institutions to recommend that you purchase Fund shares.

In return for these Additional Payments, the Adviser expects to receive certain marketing or servicing advantages that are not generally available to funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and the ability to assist in training and educating the selling agent’s registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under its distribution plan pursuant to Rule 12b-1 under the 1940 Act (described in the Statement of Additional Information). In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings) or other service providers.

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular fund over other funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from fund advisers and distributors, as well as how your financial consultant is compensated.
Table of Contents - Prospectus - Class A & Institutional Shares

HOW TO BUY SHARES

Shareholders who invest in the Fund through a financial intermediary should contact their intermediary regarding purchase procedures. All investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of Shares. Purchase through a financial intermediary does not affect these eligibility requirements.

A purchase of Shares will be made at the NAV per share (plus any applicable sales charge) next determined following receipt of a purchase order in good order by the Fund, its authorized agent, its Distributor’s authorized agent, or authorized financial intermediary or the intermediary’s authorized designee if received at a time when the Fund is open to new investments. A purchase order is in “good order” when the Fund, its Distributor’s agent, an authorized financial intermediary or, if applicable, an intermediary’s authorized designee, receives all required information, including properly completed and signed documents, and the purchase order is approved by the Adviser. Once the Fund (or one of its authorized agents) accepts a purchase order, you may not cancel or revoke it. The Fund reserves the right to cancel any purchase order it receives if the Fund believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Some Intermediaries may impose different or additional eligibility requirements. The Adviser has the discretion to further modify or waive their eligibility requirements.

Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates. The Fund reserves the right to refuse any request to purchase Shares. The Shares are subject to the investment minimums described below.

Investment Minimum

The minimum initial investment in Class A shares of the Fund is $1,000, and the minimum subsequent investment in Class A shares of the Fund is $100. The minimum initial investment in Institutional Class shares of the Fund is $50,000. The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other financial intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. If you choose to purchase shares from or effect repurchase requests directly with the Fund, you will not incur charges on such purchases and repurchases. However, if you purchase shares or effect repurchase requests through a broker-dealer or other intermediary, you may be charged a fee by that intermediary.

Exchange Privilege

Except as described below, you may exchange all or a portion of your Shares in the Fund for shares in an identically registered account of the same class of another Angel Oak mutual fund. Additionally, except as described below, you may exchange your Shares in the Fund for Shares of another class of the Fund or for shares of another class of another Angel Oak mutual fund if you meet the minimum investment requirements for the class into which you would like to exchange. Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired. Exchanges will be executed on the basis of the relative NAV of the Shares exchanged. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Your total value of the initially held Shares, however, will equal the total value of the converted shares. The exchange privilege may be exercised only in those states where the class of shares of the fund being acquired legally may be sold. Be sure to read the current prospectus for the fund into which you are exchanging.

Table of Contents - Prospectus - Class A & Institutional Shares

You may only exchange your Shares in the Fund for shares in another Angel Oak mutual fund in conjunction with a quarterly repurchase offer and for an amount equal to the amount of the Shares tendered and repurchased. See “Share Repurchase Program.”

Sales charge (including contingent deferred sales charges) and repurchase fees are not applied to any exchange of all or a portion of your Shares in the Fund for shares of another Angel Oak fund.

An exchange of Shares in the Fund for shares of another fund is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss unless you are a tax-exempt investor or hold your shares through a tax-deferred account such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements. A conversion from Shares of one class to Shares of another class within the Fund is generally not a taxable transaction for federal income tax purposes.

Other Policies

No Share Certificates. The issuance of Shares is recorded electronically on the books of the Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of Shares of the Fund you own. You can rely on these statements in lieu of certificates. The Fund does not issue certificates representing Shares of the Fund.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying information.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.

Federal law prohibits the Fund and other financial institutions from opening a new account on behalf of a natural person unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional Shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and repurchasing an investor’s Shares when an investor’s identity is not verified.

In addition, the Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Fund Closings

The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted. The Fund may re-open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser. Any such opening and closing of the Fund will be disclosed to investors via a supplement to this Prospectus.

Table of Contents - Prospectus - Class A & Institutional Shares

Liquidation or Reorganization

To the extent authorized by law, the Fund reserves the right to discontinue offering Shares at any time, to merge or reorganize itself or a class of Shares, or to cease operations and liquidate at any time. A liquidation may have adverse tax consequences to Shareholders. If the Fund were to liquidate, Shareholders would receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to Shareholders, resulting in a gain or loss for tax purposes, depending upon a Shareholder’s basis in his or her Shares of the Fund. A Shareholder would not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the Shareholder (such as sales loads, account fees, or fund expenses), and a Shareholder may receive an amount in liquidation less than his or her original investment.

DISTRIBUTIONS

The Fund intends to distribute to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. Distributions from the Fund’s net investment income are accrued daily and typically paid monthly.

In certain circumstances, a distribution by the Fund could constitute a return of capital. For example, in some instances, distributions may be made on the basis of estimates regarding the depreciation and drawdown of certain assets, and there may be a mismatch between those estimates and the income ultimately realized, which may result in a distribution payment that exceeds the Fund’s net investment income and realized net capital gains. To the extent that any portion of the Fund’s monthly distributions are considered a return of capital to Shareholders, such portion would not be considered dividends for U.S. federal income tax purposes, and would represent a return of the amounts that such Shareholders invested.  Although such return of capital distributions are not currently taxable to Shareholders, such distributions will have the effect of lowering a Shareholder’s tax basis in such Shares, and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value.  The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, as well as any undistributed net capital gain realized during the tax year.  If the total distributions made in any tax year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits and as return of capital thereafter.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce Shareholders’ tax basis in Shares and are treated as gain from the sale of the Shares to the extent the basis would be reduced below zero.

Each year, a statement on Form 1099-DIV identifying the sources of the distributions (i.e., paid from ordinary income, paid from net capital gains on the sale of securities, and/or a return of capital, which is a nontaxable distribution) will be furnished to Shareholders subject to IRS reporting. Fund ordinary distributions may exceed the Fund’s earnings, especially during the period before the Fund has substantially invested the proceeds from this offering. To the extent that the Fund pays distributions to Shareholders using proceeds it receives from Fund distributions, such distributions generally would constitute a return of investor capital and generally will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment rather than a return of earnings or gains derived from the Fund’s investment activities. There can be no assurance that the Fund will be able to pay distributions at a specific rate or at all.

The dividend distributions described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Please refer to the Fund’s most recent Section 19(a) notice, available at www.angeloakfunds.com, for additional information regarding the composition of distributions. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

Table of Contents - Prospectus - Class A & Institutional Shares

As discussed in the “Tax Aspects” section, to qualify for and maintain RIC tax treatment, the Fund is required to distribute on a timely basis with respect to each tax year dividends for U.S. federal income tax purposes of an amount at least equal to the sum of 90% of “investment company taxable income” and net tax-exempt interest income, determined without regard to any deduction for dividends paid, for such tax year. To avoid certain excise taxes imposed on RICs, the Fund is required to distribute in respect of each calendar year dividends of an amount at least equal to the sum of (1) 98% of ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of capital gain net income (adjusted for certain ordinary losses) generally for the one-year period ending on October 31 of the calendar year and (3) any ordinary income and capital gain net income for previous calendar years that were not distributed during such calendar years and on which the Fund paid no U.S. federal income tax. The Fund can offer no assurance that it will achieve results that will permit the payment of any cash distributions. If the Fund issues senior securities, the Fund will be prohibited from making distributions if doing so causes it to fail to maintain the asset coverage ratios stipulated by the 1940 Act or if distributions are limited by the terms of any of the Fund’s borrowings. Any such limitations would adversely impact the Fund’s ability to make distributions to Shareholders.

Dividend Reinvestment Plan

All distributions will be reinvested in Shares unless a Shareholder chooses one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Shares; (2) reinvest dividends in additional Shares and receive capital gains in cash; or (3) receive all distributions in cash. Dividends are taxable whether reinvested in additional Shares or received in cash. You may notify the Transfer Agent in writing to:

•	Choose to receive dividends or distributions (or both) in cash; or
•	Change the way you currently receive distributions

Shareholders have the option of having Shares distributed in lieu of cash. The number of Shares that will be distributed in lieu of cash is determined by dividing the dollar amount of the distribution to be reinvested by the NAV as of the close of business on the day of the distribution.  There is no sales or other charge for reinvestment.  Shareholders can withdraw from the plan and elect to receive cash at any time by giving written notice to the Transfer Agent at least five calendar days prior to the record date of the distribution.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact the Transfer Agent by telephone at (855) 751-4324.
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FISCAL YEAR; REPORTS

For accounting purposes, the Fund’s fiscal year and tax year end is January 31. As soon as practicable after the end of each calendar year, a statement on Form 1099-DIV identifying the sources of the distributions paid by the Fund to Shareholders for tax purposes will be furnished to Shareholders subject to IRS reporting. In addition, the Fund will prepare and transmit to Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

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INQUIRIES

Inquiries concerning the Fund and the Shares should be directed to:

Angel Oak Strategic Credit Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Table of Contents - Prospectus - Class A & Institutional Shares

Table of Contents - Prospectus - Class A & Institutional Shares

APPENDIX A—WAIVERS AND DISCOUNTS AVAILABLE FROM INTERMEDIARIES

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly with the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Shares. For waivers or discounts not available through a particular financial intermediary described in this Appendix A, investors will have to purchase Fund shares directly from the Fund (or the Distributor) or through another intermediary to receive these waivers or discounts.
Table of Contents - Prospectus - Class A & Institutional Shares

Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, shareholders purchasing fund shares through a Janney Montgomery Scott LLC (“Janney”) account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Janney
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

Front-end Sales Load Discounts available at Janney: Breakpoints and/or Rights of Accumulation
Breakpoints as described in the Fund’s Prospectus.
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Table of Contents - Prospectus - Class A & Institutional Shares

Merrill Lynch

Shareholders purchasing Shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the Fund (but not any other fund within the fund family)
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

CDSC Waivers on Class A Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in this Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this Prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Table of Contents - Prospectus - Class A & Institutional Shares

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund Shares through a Morgan Stanley Wealth Management platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs, or Keogh plans

Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the Fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Table of Contents - Prospectus - Class A & Institutional Shares

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Raymond James
Shares purchased in an investment advisory program.
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A Shares available at Raymond James
Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus.
Return of excess contributions from an IRA Account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
Shares acquired through a right of reinstatement.

Front-end Sales Load Discounts available at Raymond James: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Table of Contents - Prospectus - Class A & Institutional Shares

Oppenheimer & Co. Inc. (“OPCO”)

Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.
Shares purchased through an OPCO affiliated investment advisory program.
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales loan (known as Rights of Reinstatement).

A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO.

Employees and registered representatives of OPCO or its affiliates and their family members.
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.

CDSC Waivers on A Shares available at OPCO
Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
Return of excess contributions from an IRA account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Prospectus.
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.
Shares acquired through a right of reinstatement.

Front-end Load Discounts available at OPCO: Breakpoints, Rights of Accumulation & Letter of Intent
Breakpoints as described in this Prospectus.
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Table of Contents - Prospectus - Class A & Institutional Shares

Investors should rely only on the information contained in this Prospectus. No dealer, salesperson or other individual has been authorized to give any information or to make any representations that are not contained in this Prospectus. If any such information or statements are given or made, investors should not rely upon such information or representations. This Prospectus does not constitute an offer to sell any securities other than those to which this Prospectus relates, or an offer to sell to, or a solicitation of an offer to buy from, any person in any jurisdiction where such an offer or solicitation would be unlawful. This Prospectus speaks as of the date set forth below. Investors should not assume that the delivery of this Prospectus or that any sale made pursuant to this Prospectus implies that the information contained in this Prospectus will remain fully accurate and correct as of any time subsequent to the date of this Prospectus.

ANGEL OAK STRATEGIC CREDIT FUND
CLASS A SHARES AND INSTITUTIONAL CLASS SHARES OF BENEFICIAL INTEREST

PROSPECTUS

May 31, 2020